UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                 Reports to Stockholders.

Semi-Annual Report

April 30, 2016

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Yield Fund

First Eagle Fund of America

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	7
Performance Chart	12
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	42
Consolidated Schedule of Investments	44
First Eagle U.S. Value Fund:
Fund Overview	66
Consolidated Schedule of Investments	68
First Eagle Gold Fund:
Fund Overview	78
Consolidated Schedule of Investments	80
First Eagle Global Income Builder Fund:
Fund Overview	84
Schedule of Investments	86
First Eagle High Yield Fund:
Fund Overview	100
Schedule of Investments	102
First Eagle Fund of America:
Fund Overview	112
Schedule of Investments	114
Statements of Assets and Liabilities	120
Statements of Operations	128
Statements of Changes in Net Assets	132
Financial Highlights	136
Notes to Financial Statements	162
Fund Expenses	197
General Information	201

First Eagle Funds | Semi-Annual Report | April 30, 2016

Letter from the President

John P. Arnhold

Dear Fellow Shareholders,

The half year following my last letter in December was a turbulent period in world markets. Prices of equities, commodities and high-yield bonds all fell sharply from late December 2015 through February 11, 2016, only to recover in whole or in part by April 30. The S&P 500 Index was down -11.43% on February 11 but ended the period with a gain of 0.43%. The MSCI World and EAFE indices were off -13.51% and -15.29% on February 11 but recovered to finish down -1.05% and -3.07%, respectively. The price of WTI crude oil dropped from $46.59 a barrel on October 30, bottomed at $26.21 a barrel on February 11, and climbed back to $45.92 by April 30. Starting October 30, the Barclays US High Yield Corporate Index returned -9.60% through February 11 but rose 2.37% through April 30. Meanwhile, gold rose from $1,142.16 an ounce on October 30 to a high of $1,292.99 at the end of the period.

In our experience, this kind of volatility is an inevitable but unpredictable feature of the investment markets. Knowing that we cannot foresee short-term market moves, we have developed a long-term investment approach that does not require a crystal ball. Our philosophy is based on discipline, rigorous bottom-up research and patience. We aim to purchase securities of companies we consider attractive when they are trading at a discount to our estimate of their intrinsic value—a perceived discount we call a "margin of safety." In a bear market, when these discounts may proliferate, we are generally net purchasers of stocks. In a bull market, when a margin of safety becomes scarce, we generally accumulate cash.1 These portfolio shifts are not based on macroeconomic judgments. They result from our bottom-up research process, which either does or does not find attractive securities that are trading at attractive prices.

As you would expect from our past letters, we continue to be concerned about macroeconomic and geopolitical challenges around the world. In addition to these issues, there are now mounting political uncertainties. A sizable proportion of world GDP resides in countries, including the United States, where leadership changes are impending. Here, too, we do not attempt to predict outcomes. Rather, we strive to build portfolios durable enough to participate in the upside of rising markets while also providing some protection in distressed markets.

1  References to cash include both cash and cash equivalents

First Eagle Funds | Semi-Annual Report | April 30, 2016

Global Value Team

Excess debt levels around the world continued to concern the Global Value team. In January, a collapse in commodity prices and in European bank stocks and strengthening in the price of gold seemed to be signs that a necessary process of deleveraging had finally commenced. However, as global stock prices deteriorated, central banks responded with the same experimental measures—quantitative easing and zero interest rates—that they introduced at the time of the Global Financial Crisis. While the markets responded positively, it remained unclear how central banks will extricate themselves from this cycle of trying to cure too much debt with even more debt.

In this uncertain environment, the Global Value team perceived opportunities in four areas:

•  Individual stock selection—focusing on what it considers persistent businesses with decent free-cash-flow yields and attractive trading multiples;

•  Cash—deploying its cash in periods of market crisis with a goal of earning a real return through the cycle;

•  Currencies—seeking opportunities to diversify cash held in US dollars by investing in the sovereign debt of countries where we do not consider the debt levels excessive;

•  Gold—holding bullion and gold-mining shares as a potential hedge against extreme market outcomes.

In the six-month period from November through April, the Global Value team passed through two distinct market phases. When stock prices were falling, it was able to buy shares of companies that had been on its wish list for some time, and its allocation to cash shrank. When the market recovered, the team sold shares of some companies that no longer offered a margin of safety—including a number of long-term holdings—and its cash position expanded once again.

High Yield Team

The high yield market weakened dramatically in the early part of this period, especially in commodity-related sectors, and then recovered sharply after February 11, 2016, when the price of crude oil began to climb. The energy and metals & mining sectors, which had been under intense pressure, recovered to some degree but still faced headwinds. Some energy-related issues that were priced at bankruptcy-like levels in early February subsequently recovered to somewhat higher, although still distressed, prices. The High Yield team expects headwinds to persist for the energy sector as long the prices of crude oil and natural gas remain volatile.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Market liquidity was scarce during the period, and with relatively few bonds and loans actually changing hands in the market during the period, prices moved up or down on very little volume. This helped drive volatility to surprisingly high levels. Larger-sized bond issues generally outperformed smaller ones.

Energy company bonds and loans detracted from the High Yield Fund's performance in this period. Even issues from companies that are expected to withstand several more years of subdued energy markets declined sharply. In many cases, the High Yield team believed investors were overreacting to fears about this sector.

Fund of America Team

While the Fund of America team was encouraged by the broadening of stock market performance in the latter part of this period, it also believed that the market would likely continue to trade within a range, pending greater clarity on the path of interest rates and the outcome of the US elections. In this environment, the team believed that the new names it added to the portfolio were relatively low on the risk spectrum. While it was cautious due to the extended nature of the economic expansion and the fragile global macro environment, the Fund of America team sought to construct a portfolio that may perform well should the market continue its slow unsteady grind higher.

I thank you for your confidence and support.

Sincerely,

John P. Arnhold
President

June 2016

First Eagle Funds | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 4.70% for the six months ended April 30, 2016 while the MSCI World Index decreased 1.05%. The Fund's cash and cash equivalents position was 14.01% as of April 30, 2016.

The five largest contributors to the performance of First Eagle Global Fund over the period were gold bullion, Barrick Gold Corporation (mining, Canada), Newcrest Mining Limited (mining, Australia), KDDI Corporation (telecommunications, Japan) and Goldcorp Inc. (mining, Canada) collectively accounting for 2.84% points of this period's performance.

The five largest detractors were Sanofi (pharmaceuticals, France), Comcast Corporation (cable, US), American Express Company (financials, US), Fanuc Corporation (robotics, Japan), Sompo Japan Nipponkoa Holdings, Inc. (insurance, Japan). Their combined negative performance over the six months subtracted 0.83% points from performance.

As of April 30, 2016, the Fund was approximately 10% hedged versus the Yen, 10% hedged versus the Euro and 25% hedged versus the British Pound on certain securities.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares increased 5.15% for the six months ended April 30, 2016 while the MSCI EAFE Index decreased 3.07%. The Fund's cash and cash equivalents position was 16.21% as of April 30, 2016.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were gold bullion, KDDI Corporation (telecommunications, Japan), Newcrest Mining Limited (mining, Australia), Agnico-Eagle Mines Limited (mining, Canada) and Barrick Gold Corporation (mining, Canada) collectively accounting for 2.74% points of this period's performance.

The five largest detractors were Fanuc Corporation (robotics, Japan), Sanofi (pharmaceuticals, France), Sompo Japan Nipponkoa Holdings, Inc. (insurance, Japan), Carrefour SA (retailer, France) and Kia Motors Corporation (automobiles, South Korea). Their combined negative performance over the six months subtracted 1.16% points from performance.

As of April 30, 2016, the Fund was approximately 10% hedged versus the Yen, 10% hedged versus the Euro and 25% hedged versus the British Pound on certain securities.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares increased 4.14% for the six months ended April 30, 2016 while the S&P 500 Index increased 0.43%. The Fund's cash and cash equivalents position was 16.43% as of April 30, 2016.

The five largest contributors to the performance of First Eagle U.S. Value Fund were gold bullion, Weyerhaeuser Company (forest products), Agnico-Eagle Mines Limited (mining, Canada), Omnicom Group (advertising), and Newcrest Mining Limited (mining, Australia) collectively accounting for 3.23% points of this period's performance.

The five largest detractors were American Express Company (financials), Comcast Corporation (cable), H&R Block, Inc. (financials), Devon Energy Corporation (oil and gas) and Plum Creek Timber Company, Inc. (forest products). Their combined negative performance subtracted 1.36% points from performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares increased 47.33% while the FTSE Gold Mines Index increased 81.05% for the six months ended April 30, 2016. The Fund's cash and cash equivalents position was 5.47% as of April 30, 2016.

The five largest contributors to the performance of First Eagle Gold Fund were Barrick Gold Corporation (Canada), Randgold Resources Limited (Channel Islands), Newcrest Mining Limited (Australia), Agnico-Eagle Mines (Canada), and Goldcorp, Inc. (Canada) collectively accounting for 20.37% points of this period's performance.

There were only four detractors to performance during the period: Primero Mining Corporation (Canada), Industrias Penoles (Mexico), Eldorado Gold Corporation (Canada), and St. Augustine Gold & Copper Ltd. (BVI). Their combined negative performance subtracted 0.24% points from performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares increased 2.96% while the composite index2 increased 0.62% for the six months ended April 30, 2016. The MSCI World Index and the Barclays U.S. Aggregate Bond Index returned -1.05% and 2.82% respectively during the same time period. The Fund's cash and cash equivalents position was 9.42% as of April 30, 2016.

2  Effective March 1, 2016, the Fund is compared against a composite index, 60% of which consists of the MSCI World Index and 40% of which consists of the Barclays U.S. Aggregate Bond Index. The Fund believes this composite index provides a useful comparison against the performance of the Fund, which currently invests in both equity and fixed income securities.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

The five largest contributors to the performance of First Eagle Global Income Builder Fund were Goldcorp, Inc. (mining, Canada), Weyerhaeuser Company (forest products, US), Agnico-Eagle Mines Limited (mining, Canada), TransAlta Renewables, Inc. (energy, Canada) and Roundy's Supermarkets, Inc. Term Loan B 5.75% due 03/03/2021(supermarkets, US) collectively accounting for 1.89% points of this period's performance.

The five largest detractors were Sprint Corporation 7.25% due 09/15/2021 (telecommunications, US), EP Energy Corporation 9.375% due 05/01/2020 (oil and gas, US), Sanofi (pharmaceuticals, France), Osum Productions Corporation Term Loan 6.50% due 07/28/2020 (oil and gas, Canada) and Jonah Energy LLC Second Lien Term Loan 7.50% due 05/12/2021 (oil and gas, US). Their combined negative performance subtracted 1.11% points from performance.

As of April 30, 2016, the Fund was approximately 10% hedged versus the Yen, 15% hedged versus the Euro and 25% hedged versus the British Pound on certain securities.

First Eagle High Yield Fund

The NAV of the Fund's Class I shares decreased 0.10% while the Barclay's U.S. Corporate High Yield Index increased 2.37% for the six months ended April 30, 2016. The Fund's cash and cash equivalents position was 9.44% as of April 30, 2016.

The five largest contributors to the performance of First Eagle High Yield Fund were Roundy's Supermarkets, Inc. 10.25% due 12/15/2020 (supermarkets, US), Jupiter Resources, Inc. 8.5% due 10/01/2022 (oil and gas, Canada), Roundy's Supermarkets, Inc. Tranche B Term Loan 5.75% due 03/03/2021 (supermarkets, US), Sprint Capital Corporation 6.9% due 05/01/2019 (telecom, U.S.) and California Resources Corporation 8.0% 12/15/2022 (oil and gas, US) collectively accounting for 2.21% points of this period's performance.

The five largest detractors to performance were Bi-lo Holdings LLC 8.625% due 09/15/2018 (supermarkets, US), Ameriforge Group, Inc. Term Loan 8.75% due 01/22/2021 (oil and gas, US), Sprint Corporation 7.25% 09/15/2021 (oil and gas, US), OSUM Production Corporation Term Loan 6.50% due 07/28/2020 (oil and gas, Canada), and Lightstream Resources Ltd. 8.625% 02/01/2020 (oil and gas, Canada). Their combined negative performance subtracted 1.87% points from performance.

First Eagle Fund of America

The NAV of the Fund's Class Y Shares decreased 4.52% versus the S&P 500 Index increase of 0.43% for the six months ended April 30, 2016. The Fund's cash and cash equivalents position was 8.90% as of April 30, 2016.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

The five largest contributors to the performance for First Eagle Fund of America were Tyson Foods, Inc. (food manufacturer), Hewlett Packard Company (technology services and equipment), Lexmark International, Inc. (printing solutions), Valspar Corporation (paints) and Eastman Chemical Company (chemicals) collectively accounting for 4.17% points of this period's performance.

The five largest detractors were Valeant Pharmaceuticals International, Inc. (pharmaceuticals), Allergan PLC (pharmaceuticals), Seagate Technology PLC (hard disk drive manufacturer), Delta Air Lines, Inc. (airlines), and Halozyme Therapeutics, Inc. (biopharmaceutical). Their combined negative performance subtracted 7.12% points from performance.

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas and U.S. Value Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Giorgio Caputo Portfolio Manager Global Income Builder Fund

Robert Hordon Portfolio Manager Global Income Builder Fund	Edward Meigs Portfolio Manager Global Income Builder and High Yield Funds

First Eagle Funds | Semi-Annual Report | April 30, 2016

Management's Discussion of Fund Performance

Sean Slein Portfolio Manager Global Income Builder and High Yield Funds	Harold Levy Portfolio Manager Fund of America

Eric Stone Portfolio Manager Fund of America

June 2016

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of John Arnhold and the Portfolio Management Teams as of June 2016 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	1.75%	5.61%	5.75%	6.76%	13.43%	01/01/79[2]
with sales charge	-3.35	3.82	4.67	6.21	13.31	01/01/79[2]
Class C (FESGX)	-0.02	4.82	4.96	5.96	10.21	06/05/00
Class I (SGIIX)	2.01	5.88	6.02	7.03	11.00	07/31/98
MSCI World Index[3]	-4.17	6.28	5.96	4.13	9.45	01/01/79
First Eagle Overseas Fund[4]
Class A (SGOVX) without sales charge	0.74%	4.34%	4.18%	5.53%	10.92%	08/31/93
with sales charge	-4.29	2.58	3.11	4.99	10.73	08/31/93
Class C (FESOX)	-1.00	3.58	3.41	4.74	9.75	06/05/00
Class I (SGOIX)	1.01	4.63	4.45	5.79	11.00	07/31/98
MSCI EAFE Index[5]	-9.32	1.48	1.69	1.61	4.65	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	1.43%	6.53%	6.85%	6.67%	8.89%	09/04/01
with sales charge	-3.64	4.72	5.76	6.12	8.50	09/04/01
Class C (FEVCX)	-0.26	5.74	6.07	5.87	8.07	09/04/01
Class I (FEVIX)	1.72	6.81	7.13	6.93	9.15	09/04/01
Standard & Poor's 500 Index[6]	1.21	11.26	11.02	6.91	6.28	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	21.81%	-2.64%	-11.88%	0.55%	6.03%	08/31/93
with sales charge	15.69	-4.29	-12.78	0.03	5.85	08/31/93
Class C (FEGOX)	19.76	-3.41	-12.57	-0.22	5.99	05/15/03
Class I (FEGIX)	22.17	-2.38	-11.66	0.80	7.06	05/15/03
FTSE Gold Mines Index[7]	36.39	-2.78	-15.65	-4.30	-0.43	08/31/93
MSCI World Index[3]	-4.17	6.28	5.96	4.13	6.43	08/31/93

First Eagle Funds | Semi-Annual Report | April 30, 2016

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Income Builder
Class A (FEBAX) without sales charge	-0.82%	3.80%	—	—	5.85%	05/01/12
with sales charge	-5.81	2.05	—	—	4.49	05/01/12
Class C (FEBCX)	-2.55	3.02	—	—	5.05	05/01/12
Class I (FEBIX)	-0.48	4.09	—	—	6.12	05/01/12
Composite Index[8]	-1.21	4.84			6.45
MSCI World Index[3]	-4.17	6.28	—	—	8.70	05/01/12
Barclays U.S. Aggregate Bond Index[9]	2.72	2.29	—	—	2.66	05/01/12
First Eagle High Yield
Class A (FEHAX) without sales charge	-5.49%	0.22%	—	—	4.03%	01/03/12
with sales charge	-9.78	-1.30	—	—	2.94	01/03/12
Class C (FEHCX)	-7.08	-0.53	—	—	3.23	01/03/12
Class I (FEHIX)	-5.23	0.50	3.54%	—	8.42	11/19/07[10]
Barclays U.S. Corporate High Yield Index[11]	-1.12	2.54	5.41	—	7.62	11/19/07
First Eagle Fund of America
Class A (FEFAX) without sales charge	-9.67%	6.65%	7.61%	7.56%	8.14%	11/20/98
with sales charge	-14.18	4.84	6.52	7.01	7.82	11/20/98
Class C (FEAMX)	-11.24	5.83	6.80	6.75	7.36	03/02/98
Class I (FEAIX)	-9.41	6.93	—	—	7.20	03/08/13
Class Y (FEAFX)[12]	-9.69	6.63	7.60	7.55	11.48	04/10/87
Standard & Poor's 500 Index[6]	1.21	11.26	11.02	6.91	9.40	04/10/87

First Eagle Funds | Semi-Annual Report | April 30, 2016

Performance Chart (unaudited)

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the contingent deferred sales charge (CDSC) of 1.00% which pertains to the first year or less of investment only.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  Effective May 9, 2014, the First Eagle Overseas Fund is closed to certain investors. Please see prospectus for more information.

5  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index.

6  The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Standard & Poor's 500 Index includes dividends reinvested. One cannot invest directly in an index.

7  The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested and is not available for purchase.

8  Effective March 1, 2016 the Fund is compared against a composite index, 60% of which consists of the MSCI World Index and 40% of which consists of the Barclays U.S. Aggregate Bond Index. The Fund believes this composite index provides a useful comparison against the performance of the Fund, which currently invests in both equity and fixed income securities.

9  The Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS and is not available for purchase.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Performance Chart (unaudited)

10  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

11  The Barclays U.S Corporate High Yield Index is composed of fixed-rate, publicly issued, noninvestment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The index is presented here for comparison purposes only. One cannot invest directly in an index.

12  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

Expense Ratios As Stated In The Most Recent Prospectus
Total Annual Gross Operating Expense Ratios

	Class A	Class C	Class I	Class Y
First Eagle Global Fund	1.11%	1.86%	0.84%	—
First Eagle Overseas Fund	1.16	1.89	0.88	—
First Eagle U.S. Value Fund[13,14]	1.14	1.90	0.87	—
First Eagle Gold Fund	1.33	2.14	1.03	—
First Eagle Global Income Builder	1.19	1.96	0.94	—
First Eagle High Yield Fund[13,14]	1.16	1.91	0.87	—
First Eagle Fund of America[15]	1.30	2.05	1.00	1.31%

13  For the First Eagle U.S. Value Fund and High Yield Funds, had fees not been waived and/or expenses reimbursed in the past, returns would have been lower.

14  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period March 1, 2016 to February 28, 2017. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund and from 0.70% to 0.65% on First Eagle High Yield Fund.

15  The ratios provided are reflective of a lower management fee rate implemented March 1, 2016, with a rate of 0.90% of the first $5 billion of the average daily net assets, and 0.85% in excess of $5 billion of the average daily net assets.

These expense ratios are presented as of October 31, 2015 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

The principal risk of investing in value stocks is that the price of the security may not approach its anticipated value or may decline in price.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Performance Chart (unaudited)

Investment in gold and gold related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style used by First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all or does not have the desired effect on the market price of the securities.

First Eagle High Yield and Global Income Builder Funds invest in high yield securities that are non-investment grade. High yield securities are rated lower than investment-grade securities because there is a greater possibility that the issuer may be unable to make interest and principal payments on those securities. High yield securities involve greater risk than higher rated securities and portfolios that invest in them may be subject to greater levels of credit and liquidity risk than portfolios that do not.

For the First Eagle High Yield and Global Income Builder Funds, bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower's obligation or that such collateral could be liquidated.

The First Eagle High Yield Fund's investment strategies may result in high turnover rates. This may increase the Fund's brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains, which could cause you to pay higher taxes.

Funds that invest in bonds are subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner, or that negative perception of the issuer's ability to make such payments may cause the price of that bond to decline.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

The First Eagle Global Income Builder Fund may also invest in small and medium-sized companies, derivatives, illiquid investments and real estate, which have additional risks.

An investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin or safety" or "discount to value" is no guarantee against loss.

All investments involve the risk of loss.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle Global Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	1.75	5.75	6.76
		with sales load	-3.35	4.67	6.21
MSCI World Index			-4.17	5.96	4.13
Consumer Price Index			1.13	1.25	1.73

Asset Allocation* (%)

Countries** (%)

United States	45.05
Japan	12.46
France	6.02
Canada	4.44
United Kingdom	3.71
Mexico	2.34
South Korea	1.71
Germany	1.70
Switzerland	1.54
Australia	1.12
Hong Kong	1.01
Bermuda	0.77
Sweden	0.71
Singapore	0.67
Italy	0.63
Belgium	0.51
Thailand	0.51
Ireland	0.33
Denmark	0.24
Russia	0.21
Israel	0.16
Africa	0.09
Norway	0.04
Indonesia	0.02

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	7.23
Oracle Corporation (U.S. provider of software/hardware products and services)	2.24
Comcast Corporation Class 'A' (U.S. cable/satellite television company)	2.09
KDDI Corporation (Japanese telecommunications company)	1.96
Microsoft Corporation (U.S. software developer)	1.70
Weyerhaeuser Company REIT (U.S. forest products company)	1.58
Omnicom Group, Inc. (U.S. advertising & marketing services provider)	1.54
Secom Company Limited (Japanese security services provider)	1.52
American Express Company (U.S. global payments and travel company)	1.51
Bank of New York Mellon Corporation (U.S. financial services company)	1.40
Total	22.77

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 75.12%
International Common Stocks — 39.60%
Africa — 0.09%
413,501	Randgold Resources Limited, ADR	$24,650,966	$41,556,850
Australia — 1.11%
37,118,561	Newcrest Mining Limited (a)	658,816,545	535,392,084
Belgium — 0.51%
2,788,865	Groupe Bruxelles Lambert SA (b)	234,732,253	246,306,248
Bermuda — 0.77%
6,516,471	Jardine Matheson Holdings Limited	333,620,326	360,360,846
297,300	Jardine Strategic Holdings Limited	8,012,551	8,606,835
		341,632,877	368,967,681
Canada — 4.43%
22,175,338	Barrick Gold Corporation	275,861,925	429,536,297
20,403,775	Goldcorp, Inc.	537,369,500	411,136,066
7,419,204	Agnico-Eagle Mines Limited	234,920,569	350,707,730
14,875,206	Potash Corporation of Saskatchewan, Inc.	511,765,800	263,588,650
3,490,459	Franco-Nevada Corporation	148,910,524	245,086,027
12,398,563	Cenovus Energy, Inc.	338,639,157	196,393,238
3,570,888	Suncor Energy, Inc.	89,457,482	104,818,526
3,233,834	Canadian Natural Resources Limited	90,646,443	97,115,538
978,038	Imperial Oil Limited	28,980,782	32,434,974
		2,256,552,182	2,130,817,046
Denmark — 0.23%
2,987,524	ISS AS	94,568,138	113,439,224
France — 5.91%
7,997,502	Danone SA	546,102,434	560,166,899
11,417,175	Bouygues SA	414,984,766	380,692,774
4,014,366	Sanofi	309,476,282	331,464,534
7,208,725	Cie de Saint-Gobain	311,259,631	330,132,867
10,592,606	Carrefour SA	415,884,904	300,133,783
2,173,169	Sodexo SA	56,283,339	219,450,942
4,139,835	Total SA	199,719,996	208,242,246
11,789,132	Rexel SA	172,974,551	178,593,759
851,019	Wendel SA	19,376,060	98,322,979

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.60% (continued)
France — 5.91% (continued)
1,401,821	Legrand SA	$47,735,246	$79,840,445
157,260	Robertet SA (b)(c)	20,623,058	46,256,543
42,252	Robertet SA CI (b)(d)(e)	800,508	8,585,392
1,867,732	Neopost SA (c)	166,306,200	45,724,279
12,000,000	Emin Leydier SA (a)(b)(c)(d)(f)(g)(h)	—	36,137,791
385,000	Sabeton SA (b)(c)	4,841,233	5,951,399
104,457	Gaumont SA (b)	6,087,824	5,557,012
66,717	NSC Groupe (b)(c)	11,738,587	5,409,482
		2,704,194,619	2,840,663,126
Germany — 1.70%
7,521,717	HeidelbergCement AG	408,184,254	668,262,892
1,339,934	Hornbach Holding AG & Company KGaA (b)(c)	41,310,978	87,454,642
693,440	Fraport AG	20,976,007	41,972,096
127,857	Linde AG	16,977,405	19,530,121
29,871	Hornbach Baumarkt AG	560,239	926,068
		488,008,883	818,145,819
Hong Kong — 1.01%
121,474,969	Hang Lung Properties Limited	297,864,935	242,420,622
12,693,580	Guoco Group Limited (b)	115,086,260	139,914,282
23,163,348	Hysan Development Company Limited	104,471,981	102,574,611
		517,423,176	484,909,515
Ireland — 0.33%
5,421,344	CRH PLC	91,266,860	157,477,467
Israel — 0.16% (i)
15,719,757	Israel Chemicals Limited	156,830,538	78,315,127
Italy — 0.63%
17,017,170	Italcementi S.p.A.	230,422,418	201,869,960
1,734,972	Italmobiliare S.p.A. RSP (b)	121,356,934	55,903,779
1,021,137	Italmobiliare S.p.A. (b)	107,360,738	44,431,627
		459,140,090	302,205,366
Japan — 12.43%
31,699,800	KDDI Corporation	366,987,357	944,141,600
9,186,430	Secom Company Limited	405,509,768	729,129,712

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.60% (continued)
Japan — 12.43% (continued)
1,018,190	Keyence Corporation	$201,993,285	$642,684,590
3,617,800	Fanuc Corporation	355,319,438	561,201,024
1,867,656	SMC Corporation	202,080,867	479,991,103
14,917,300	Sompo Japan Nipponkoa Holdings, Inc.	402,645,728	412,258,653
9,923,440	Hoya Corporation	208,313,700	397,403,927
17,333,880	Mitsubishi Estate Company Limited	308,415,483	345,537,213
2,442,300	Hirose Electric Company Limited (c)	245,404,954	310,107,829
21,930,600	Astellas Pharma, Inc.	166,711,913	308,553,649
1,892,590	Shimano, Inc.	23,499,497	286,023,000
10,038,320	MS&AD Insurance Group Holdings, Inc.	216,945,743	280,063,467
2,250,030	Nissin Foods Holdings Company Limited	78,827,717	107,426,244
5,147,000	T. Hasegawa Company Limited (b)(c)	79,849,658	86,637,942
3,526,280	Chofu Seisakusho Company Limited (b)(c)	64,322,537	84,809,685
		3,326,827,645	5,975,969,638
Mexico — 1.93%
17,765,033	Grupo Televisa S.A.B., ADR	356,198,593	519,271,914
19,043,916	Fresnillo PLC	258,153,252	309,703,774
6,401,020	Industrias Peñoles S.A.B. de C.V.	7,339,323	100,003,788
		621,691,168	928,979,476
Norway — 0.04%
2,000,066	Orkla ASA	13,269,921	17,462,402
Russia — 0.21%
19,361,267	Gazprom PAO, ADR	130,470,161	100,059,028
South Korea — 1.66%
3,453,745	KT&G Corporation	186,257,900	372,837,138
6,824,723	Kia Motors Corporation	326,127,925	286,909,103
51,900	Lotte Confectionery Company Limited (b)(d)	21,157,499	113,378,276
39,989	Namyang Dairy Products Company Limited (b)(c)	7,325,466	26,076,730
		540,868,790	799,201,247
Sweden — 0.70%
5,939,940	Investor AB, Class 'A' (b)	116,378,542	214,802,231

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 39.60% (continued)
Sweden — 0.70% (continued)
3,394,798	Investor AB, Class 'B'	$63,888,333	$124,581,682
		180,266,875	339,383,913
Switzerland — 1.54%
5,888,845	Nestlé SA	203,277,198	438,916,312
4,327,670	Pargesa Holding SA	272,881,781	300,676,749
		476,158,979	739,593,061
Thailand — 0.51%
51,812,900	Bangkok Bank PCL, NVDR	214,262,825	243,266,980
36,500	Bangkok Bank PCL	154,243	173,461
		214,417,068	243,440,441
United Kingdom — 3.70%
6,958,558	Berkeley Group Holdings PLC (c)	83,354,228	304,516,727
8,158,967	Liberty Global PLC, Series 'C' (a)	311,269,115	298,618,192
574,695	Liberty Global PLC, Series 'A' (a)	23,606,055	21,683,242
244,959	Liberty Global PLC LiLAC, Series 'C' (a)	9,760,127	9,947,785
28,734	Liberty Global PLC LiLAC, Series 'A' (a)	989,971	1,078,387
4,778,582	British American Tobacco PLC	257,800,241	291,158,969
12,196,447	GlaxoSmithKline PLC	243,907,853	260,006,198
1,985,123	Willis Towers Watson PLC	158,261,037	247,941,863
8,034,220	Diageo PLC	217,243,860	216,705,779
38,971,195	WM Morrison Supermarkets PLC	167,931,902	108,817,686
1,654,701	Anglo American PLC	33,638,356	18,457,241
		1,507,762,745	1,778,932,069
Total International Common Stocks		15,039,550,479	19,041,216,828
U.S. Common Stocks — 35.52%
Consumer Discretionary — 4.33%
16,502,977	Comcast Corporation, Class 'A'	348,272,491	1,002,720,882
8,915,482	Omnicom Group, Inc.	382,904,586	739,717,542
4,228,800	Vista Outdoor, Inc. (a)(c)	82,968,266	202,897,824
3,992,318	H&R Block, Inc.	67,554,206	80,804,516
757,468	Tiffany & Company	46,011,301	54,045,342
2,485	JG Boswell Company (b)	573,840	1,570,520
31,592	Mills Music Trust (b)(c)(d)	930,198	608,146
		929,214,888	2,082,364,772

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.52% (continued)
Consumer Staples — 0.72%
3,258,980	Colgate-Palmolive Company	$125,309,064	$231,126,862
1,693,404	Wal-Mart Stores, Inc.	82,465,011	113,237,925
		207,774,075	344,364,787
Energy — 3.17%
16,072,766	National Oilwell Varco, Inc.	948,102,059	579,262,486
10,763,867	FMC Technologies, Inc. (a)	384,945,324	328,190,305
5,864,214	ConocoPhillips	207,807,820	280,250,787
6,897,775	Devon Energy Corporation	365,559,270	239,214,837
867,954	Phillips 66	68,629,773	71,267,703
3,908,035	San Juan Basin Royalty Trust (b)(c)	138,744,050	27,004,522
		2,113,788,296	1,525,190,640
Financials — 9.79%
23,709,923	Weyerhaeuser Company, REIT	483,947,523	761,562,727
11,091,922	American Express Company	629,675,876	725,744,456
16,705,583	Bank of New York Mellon Corporation	416,480,491	672,232,660
10,500,485	BB&T Corporation	271,359,274	371,507,159
7,819,459	U.S. Bancorp	192,949,644	333,812,705
5,950,232	American International Group, Inc.	312,971,301	332,141,950
8,381,915	Synchrony Financial (a)	255,270,498	256,235,141
4,386,051	WR Berkley Corporation	117,583,057	245,618,856
1,088	Berkshire Hathaway, Inc., Class 'A' (a)	78,430,920	238,272,000
369,089	Alleghany Corporation (a)	148,299,805	192,398,714
4,889,353	Brown & Brown, Inc.	152,411,545	171,665,184
2,546,467	Cincinnati Financial Corporation	61,187,920	168,092,287
1,222,123	Mastercard, Inc., Class 'A'	24,535,794	118,533,710
1,517,758	Visa, Inc., Class 'A'	27,354,307	117,231,628
		3,172,457,955	4,705,049,177
Health Care — 0.70%
2,290,255	Varian Medical Systems, Inc. (a)	174,504,960	185,922,901
1,065,236	Anthem, Inc.	49,376,896	149,953,272
		223,881,856	335,876,173
Industrials — 6.86%
3,021,884	3M Company	262,937,615	505,802,944
4,644,505	Cintas Corporation (c)	126,801,570	416,983,659

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.52% (continued)
Industrials — 6.86% (continued)
8,414,508	Flowserve Corporation (c)	$398,851,750	$410,712,135
4,056,411	Union Pacific Corporation	332,054,346	353,840,732
3,666,754	Deere & Company	299,308,247	308,410,679
1,268,564	WW Grainger, Inc.	270,731,659	297,503,629
2,682,396	Orbital ATK, Inc.	106,416,234	233,368,452
910,600	Northrop Grumman Corporation	49,789,166	187,820,356
722,681	Lockheed Martin Corporation	50,032,817	167,936,611
1,378,153	Cummins, Inc.	122,205,130	161,285,246
4,133,029	Timken Company	158,386,035	147,259,823
5,851,664	NOW, Inc. (a)(c)	178,684,330	105,681,052
		2,356,198,899	3,296,605,318
Information Technology — 7.74%
27,002,083	Oracle Corporation	856,422,677	1,076,303,028
16,419,091	Microsoft Corporation	402,143,883	818,820,068
9,803,351	Linear Technology Corporation	294,903,483	436,053,053
8,166,351	Xilinx, Inc.	329,367,112	351,806,401
12,051,787	Teradata Corporation (a)(c)	482,435,213	304,910,211
2,530,508	Texas Instruments, Inc.	119,204,422	144,340,176
1,366,412	Automatic Data Processing, Inc.	42,661,146	120,845,477
1,088,460	F5 Networks, Inc. (a)	97,135,264	114,016,185
163,012	Alphabet, Inc., Class 'C' (a)	39,031,290	112,968,946
134,718	Alphabet, Inc., Class 'A' (a)	75,360,379	95,364,178
3,211,806	Intel Corporation	78,183,809	97,253,486
1,074,758	CommVault Systems, Inc. (a)	51,692,790	47,042,158
		2,868,541,468	3,719,723,367
Materials — 1.63%
4,172,577	Scotts Miracle-Gro Company, Class 'A' (c)	182,102,946	295,335,000
1,061,412	Praxair, Inc.	109,485,246	124,673,454
705,960	Martin Marietta Materials, Inc.	58,804,524	119,469,611
1,889,994	Royal Gold, Inc.	115,602,277	118,351,424
877,330	Vulcan Materials Company	32,356,460	94,427,028
543,021	Deltic Timber Corporation	26,175,935	33,938,812
		524,527,388	786,195,329

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 35.52% (continued)
Utilities — 0.58%
4,874,044	UGI Corporation	$161,805,549	$196,131,530
1,165,086	IDACorp, Inc. (c)	36,204,704	84,736,705
		198,010,253	280,868,235
Total U.S. Common Stocks		12,594,395,078	17,076,237,798
Total Common Stocks		27,633,945,557	36,117,454,626
Investment Company — 0.00*%
139,031	State Street Institutional U.S. Government Money Market Fund, Premier Class	139,031	139,031
Warrant — 0.11%
United States — 0.11%
2,427,136	JPMorgan Chase & Company Warrant expire 10/28/18 (a)(b)	30,405,920	52,304,780
Ounces
Commodity — 7.23%
2,688,447	Gold bullion (a)	2,770,072,512	3,476,215,602
Principal
Notes and Bonds — 3.34%
U.S. Bonds — 2.09%
Government Obligations — 2.08%
$250,000,000	U.S. Treasury Note 0.50% due 06/15/16	250,032,121	250,080,500
250,000,000	U.S. Treasury Note 0.625% due 12/15/16	249,867,471	250,156,250
250,000,000	U.S. Treasury Note 0.75% due 03/15/17 (j)	249,783,093	250,400,500
250,000,000	U.S. Treasury Note 0.875% due 09/15/16	250,309,830	250,459,000
		999,992,515	1,001,096,250

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Bonds — 2.09% (continued)
U.S. Corporate Bond — 0.01%
$5,467,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	$4,856,624	$4,900,827
Total U.S. Bonds		1,004,849,139	1,005,997,077
International Notes and Bonds — 1.25%
International Corporate Notes and Bonds — 0.11%
France — 0.11%
12,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (b)(d)(f)(h)(k)	14,476,149	13,740,605
15,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (b)(d)(f)(h)(k)	21,341,293	17,175,756
12,050,000 EUR	Wendel SA 4.375% due 08/09/17	15,047,151	14,483,059
3,500,000 EUR	Wendel SA 4.875% due 05/26/16	4,442,775	4,019,699
Total International Corporate Notes and Bonds		55,307,368	49,419,119
International Government Bonds — 1.14%
Indonesia — 0.02%
103,496,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21 (b)	8,089,962	8,118,331
Mexico — 0.40%
2,559,090,000 MXN	Mexican Bonos 4.75% due 06/14/18	161,306,281	149,700,365
764,192,000 MXN	Mexican Bonos 5.00% due 12/11/19	56,075,658	44,459,290
		217,381,939	194,159,655
Singapore — 0.67%
154,398,000 SGD	Singapore Government Bond 0.50% due 04/01/18	117,087,820	113,711,598
150,966,000 SGD	Singapore Government Bond 2.375% due 04/01/17	123,388,340	113,791,892
119,604,000 SGD	Singapore Government Bond 3.25% due 09/01/20	92,673,934	95,738,340
		333,150,094	323,241,830

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Government Bonds — 1.14% (continued)
South Korea — 0.05%
26,408,550,000 KRW	Inflation Linked Korea Treasury Bond 2.75% due 03/10/17 (b)(l)	$25,224,486	$23,575,460
Total International Government Bonds		583,846,481	549,095,276
Total International Notes and Bonds		639,153,849	598,514,395
Total Notes and Bonds		1,644,002,988	1,604,511,472
Commercial Paper — 13.98%
International Commercial Paper — 5.71%
Canada — 0.40%
24,430,000 USD	Suncor Energy, Inc. 0.86% due 05/02/16	24,429,423	24,429,053
43,889,000 USD	Total Capital Limited 0.46% due 05/16/16	43,880,771	43,881,601
59,709,000 USD	Total Capital Limited 0.58% due 07/21/16	59,632,423	59,645,951
63,701,000 USD	Total Capital Limited 0.60% due 07/15/16	63,622,701	63,639,961
France — 0.47%
38,091,000 USD	Engie 0.66% due 05/09/16	38,085,498	38,087,043
29,560,000 USD	Engie 0.67% due 05/09/16	29,555,665	29,556,929
36,709,000 USD	Engie 0.78% due 07/06/16	36,657,179	36,676,896
27,016,000 USD	Essilor International 0.48% due 06/02/16	27,004,713	27,005,411
29,731,000 USD	Essilor International 0.49% due 05/10/16	29,727,432	29,727,593
34,096,000 USD	Sanofi 0.43% due 06/14/16	34,078,497	34,077,571
33,738,000 USD	Sanofi 0.49% due 06/30/16	33,711,010	33,710,459
Germany — 0.55%
31,494,000 USD	BASF AG 0.43% due 06/01/16	31,482,610	31,482,048
20,845,000 USD	BASF AG 0.46% due 05/12/16	20,842,134	20,842,162

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.71% (continued)
Germany — 0.55% (continued)
34,614,000 USD	BASF AG 0.51% due 07/01/16	$34,584,674	$34,586,439
39,346,000 USD	Henkel Corporation 0.54% due 06/17/16	39,318,775	39,322,704
27,083,000 USD	Henkel Corporation 0.60% due 07/08/16	27,052,817	27,058,407
47,241,000 USD	Siemens Company 0.47% due 06/17/16	47,212,629	47,214,958
33,738,000 USD	Siemens Company 0.48% due 06/20/16	33,715,977	33,718,068
30,406,000 USD	Siemens Company 0.48% due 06/21/16	30,385,755	30,387,602
Italy — 0.08%
9,346,000 USD	Eni S.p.A. 0.61% due 05/02/16	9,345,844	9,345,786
28,123,000 USD	Eni S.p.A. 0.90% due 05/10/16	28,116,813	28,120,207
Japan — 0.36%
3,849,000 USD	Hitachi Limited 0.56% due 05/02/16	3,848,941	3,848,851
55,174,000 USD	Honda Corporation 0.44% due 05/18/16	55,162,797	55,161,479
46,774,000 USD	Honda Corporation 0.49% due 06/08/16	46,750,301	46,749,054
39,305,000 USD	Honda Corporation 0.49% due 06/13/16	39,282,465	39,280,925
22,483,000 USD	Mitsui & Company Limited 0.51% due 05/17/16	22,478,004	22,478,616
5,499,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	5,498,922	5,498,833
New Zealand — 0.40%
80,258,000 USD	Alpha Finance Corporation Limited 0.44% due 06/09/16	80,220,613	80,221,895
22,390,000 USD	Alpha Finance Corporation Limited 0.44% due 07/14/16	22,370,210	22,368,871
61,897,000 USD	Alpha Finance Corporation Limited 0.45% due 06/21/16	61,858,418	61,859,547
28,000,000 USD	Alpha Finance Corporation Limited 0.46% due 05/18/16	27,994,050	27,994,636

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.71% (continued)
Switzerland — 1.44%
35,182,000 USD	Nestlé SA 0.45% due 05/17/16	$35,175,120	$35,176,213
56,896,000 USD	Nestlé SA 0.47% due 06/07/16	56,869,101	56,871,530
83,394,000 USD	Nestlé SA 0.58% due 07/18/16	83,291,008	83,295,965
27,080,000 USD	Novartis International AG 0.45% due 05/06/16	27,078,345	27,078,210
110,000,000 USD	Novartis International AG 0.46% due 05/11/16	109,986,250	109,986,616
40,479,000 USD	Novartis International AG 0.47% due 06/10/16	40,458,311	40,457,560
48,575,000 USD	Novartis International AG 0.47% due 06/13/16	48,548,311	48,547,069
41,380,000 USD	Novartis International AG 0.48% due 05/19/16	41,370,276	41,371,563
31,014,000 USD	Roche Holdings, Inc. 0.41% due 05/11/16	31,010,554	31,010,423
31,262,000 USD	Roche Holdings, Inc. 0.42% due 07/01/16	31,240,282	31,238,749
11,636,000 USD	Roche Holdings, Inc. 0.43% due 06/03/16	11,631,520	11,631,622
51,128,000 USD	Roche Holdings, Inc. 0.43% due 06/17/16	51,099,965	51,099,816
73,408,000 USD	Roche Holdings, Inc. 0.45% due 07/19/16	73,337,120	73,332,849
52,390,000 USD	Roche Holdings, Inc. 0.45% due 07/22/16	52,337,493	52,333,768
United Kingdom — 2.01%
29,605,000 USD	AstraZeneca PLC 0.71% due 05/16/16	29,596,365	29,599,590
51,288,000 USD	AstraZeneca PLC 0.73% due 05/09/16	51,279,794	51,282,672
32,011,000 USD	AstraZeneca PLC 0.73% due 06/17/16	31,980,910	31,992,047
29,367,000 USD	AstraZeneca PLC 0.73% due 06/20/16	29,337,633	29,348,378
40,942,000 USD	AstraZeneca PLC 0.76% due 05/12/16	40,932,617	40,936,426

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.71% (continued)
United Kingdom — 2.01% (continued)
61,412,000 USD	AstraZeneca PLC 0.76% due 05/13/16	$61,396,647	$61,402,949
36,364,000 USD	AstraZeneca PLC 0.76% due 06/16/16	36,329,151	36,342,957
36,634,000 USD	BP Capital Markets PLC 0.71% due 05/05/16	36,631,151	36,630,874
36,634,000 USD	BP Capital Markets PLC 0.71% due 05/06/16	36,630,438	36,630,331
37,194,000 USD	BP Capital Markets PLC 0.71% due 07/15/16	37,139,759	37,134,733
29,605,000 USD	British American Tobacco PLC 0.90% due 06/15/16	29,572,435	29,584,399
29,605,000 USD	British American Tobacco PLC 0.90% due 06/16/16	29,571,711	29,583,921
41,035,000 USD	British American Tobacco PLC 0.90% due 06/20/16	40,984,846	41,003,052
37,174,000 USD	British American Tobacco PLC 0.97% due 07/13/16	37,102,388	37,129,469
46,385,000 USD	GlaxoSmithKline PLC 0.44% due 05/17/16	46,376,135	46,375,955
36,364,000 USD	GlaxoSmithKline PLC 0.49% due 06/07/16	36,346,060	36,347,375
87,579,000 USD	GlaxoSmithKline PLC 0.49% due 06/09/16	87,533,459	87,536,609
51,215,000 USD	GlaxoSmithKline PLC 0.49% due 06/16/16	51,183,588	51,185,363
41,035,000 USD	GlaxoSmithKline PLC 0.56% due 07/19/16	40,985,473	40,990,221
79,593,000 USD	GlaxoSmithKline PLC 0.57% due 07/12/16	79,503,856	79,515,613
36,704,000 USD	GlaxoSmithKline PLC 0.58% due 07/25/16	36,654,603	36,660,093
23,436,000 USD	Royal Dutch Shell PLC 0.44% due 06/27/16	23,420,044	23,418,063
34,365,000 USD	Royal Dutch Shell PLC 0.45% due 06/27/16	34,341,059	34,338,698
Total International Commercial Paper		2,746,171,839	2,746,381,297

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27%
$85,000,000	Abbott Laboratories 0.51% due 05/03/16	$84,997,639	$84,994,371
14,116,000	Abbott Laboratories 0.55% due 05/10/16	14,114,094	14,113,391
28,495,000	Abbott Laboratories 0.56% due 05/23/16	28,485,422	28,483,032
21,795,000	Abbott Laboratories 0.61% due 06/14/16	21,779,017	21,776,285
47,258,000	Abbott Laboratories 0.62% due 06/03/16	47,231,575	47,227,814
37,793,000	Abbott Laboratories 0.62% due 06/08/16	37,768,665	37,765,159
28,612,000	Abbott Laboratories 0.65% due 06/22/16	28,585,550	28,582,472
24,295,000	Abbott Laboratories 0.67% due 06/06/16	24,278,965	24,278,049
81,883,000	Air Products & Chemicals, Inc. 0.46% due 05/20/16	81,863,553	81,863,894
33,738,000	Altria Group, Inc. 0.68% due 05/10/16	33,732,349	33,733,103
38,268,000	Apple, Inc. 0.36% due 06/01/16	38,256,466	38,254,530
31,890,000	Apple, Inc. 0.36% due 06/02/16	31,880,079	31,878,405
34,927,000	Apple, Inc. 0.36% due 06/03/16	34,915,794	34,913,859
23,611,000	Apple, Inc. 0.37% due 06/06/16	23,602,500	23,601,255
28,495,000	Apple, Inc. 0.38% due 05/05/16	28,493,829	28,493,390
31,014,000	Apple, Inc. 0.39% due 05/03/16	31,013,345	31,012,842
40,129,000	Apple, Inc. 0.39% due 05/06/16	40,126,882	40,126,347
34,096,000	Apple, Inc. 0.43% due 07/05/16	34,070,144	34,068,587
41,035,000	Apple, Inc. 0.44% due 07/13/16	40,999,220	40,996,957
83,394,000	Apple, Inc. 0.44% due 07/14/16	83,320,289	83,315,304

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27% (continued)
$39,806,000	Apple, Inc. 0.46% due 07/22/16	$39,765,199	$39,763,275
26,230,000	Caterpillar Financial Services Company 0.46% due 06/10/16	26,216,885	26,215,189
40,642,000	Chevron Corporation 0.36% due 05/13/16	40,637,258	40,636,484
26,634,000	Chevron Corporation 0.46% due 05/16/16	26,629,006	26,629,510
46,775,000	Chevron Corporation 0.48% due 05/05/16	46,772,557	46,772,357
50,775,000	Chevron Corporation 0.48% due 05/06/16	50,771,685	50,771,643
34,812,000	Church & Dwight Company, Inc. 0.81% due 06/06/16	34,784,150	34,792,856
36,847,000	Coca-Cola Company 0.41% due 05/27/16	36,836,355	36,835,078
28,495,000	Coca-Cola Company 0.47% due 06/14/16	28,478,979	28,478,506
55,174,000	Coca-Cola Company 0.47% due 06/15/16	55,142,275	55,141,081
26,634,000	Coca-Cola Company 0.48% due 06/13/16	26,619,048	26,619,018
41,697,000	Coca-Cola Company 0.51% due 07/14/16	41,654,145	41,650,170
40,252,000	ConocoPhillips 0.92% due 05/04/16	40,248,981	40,250,211
32,971,000	Duke Energy Corporation 0.92% due 05/09/16	32,964,406	32,966,659
39,378,000	Duke Energy Corporation 0.92% due 05/13/16	39,366,187	39,370,665
27,148,000	DuPont 0.90% due 06/06/16	27,124,110	27,131,494
31,856,000	Emerson Electric Company 0.44% due 06/23/16	31,835,833	31,832,493
39,394,000	Entergy Corporation 1.19% due 06/03/16	39,351,028	39,367,305
37,174,000	Entergy Corporation 1.19% due 06/10/16	37,124,848	37,143,381
59,878,000	Exxon Mobil Corporation 0.43% due 06/14/16	59,847,263	59,847,319

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27% (continued)
$23,645,000	General Electric Company 0.35% due 06/13/16	$23,635,397	$23,633,178
17,694,000	General Electric Company 0.35% due 06/22/16	17,685,310	17,683,065
16,966,000	Honeywell International, Inc. 0.42% due 05/02/16	16,965,807	16,965,505
20,518,000	International Business Machines Corporation 0.45% due 06/22/16	20,504,960	20,504,150
40,129,000	MetLife 0.48% due 05/12/16	40,123,237	40,123,276
24,739,000	MetLife 0.48% due 05/17/16	24,733,832	24,733,990
40,942,000	MetLife 0.48% due 05/26/16	40,928,637	40,929,011
36,779,000	MetLife 0.48% due 05/31/16	36,764,595	36,764,811
55,058,000	MetLife 0.56% due 07/20/16	54,990,707	54,988,648
17,698,000	Microsoft Corporation 0.33% due 05/18/16	17,695,326	17,694,637
68,624,000	Microsoft Corporation 0.39% due 05/11/16	68,616,756	68,616,566
59,067,000	Microsoft Corporation 0.39% due 06/01/16	59,047,672	59,045,559
78,481,000	Microsoft Corporation 0.41% due 05/04/16	78,478,384	78,477,839
42,481,000	Microsoft Corporation 0.43% due 06/08/16	42,462,167	42,461,647
31,658,000	Microsoft Corporation 0.43% due 07/13/16	31,631,038	31,625,023
37,238,000	National Oilwell Varco, Inc. 1.05% due 06/02/16	37,203,244	37,223,405
37,140,000	National Oilwell Varco, Inc. 1.05% due 06/23/16	37,082,588	37,114,863
21,374,000	PepsiCo, Inc. 0.31% due 05/04/16	21,373,466	21,373,050
60,726,000	PepsiCo, Inc. 0.41% due 06/21/16	60,691,589	60,683,355
5,026,000	Pfizer, Inc. 0.41% due 05/26/16	5,024,604	5,024,556

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27% (continued)
$41,035,000	Pfizer, Inc. 0.43% due 06/20/16	$41,011,063	$41,008,742
72,000,000	Pfizer, Inc. 0.48% due 05/23/16	71,979,320	71,981,904
28,691,000	Pfizer, Inc. 0.48% due 05/24/16	28,682,385	28,683,449
28,691,000	Pfizer, Inc. 0.48% due 05/25/16	28,682,010	28,683,105
61,846,000	Pfizer, Inc. 0.48% due 06/10/16	61,813,703	61,816,128
59,067,000	Pfizer, Inc. 0.48% due 06/22/16	59,026,900	59,027,130
39,305,000	Pfizer, Inc. 0.48% due 06/23/16	39,277,803	39,277,798
43,568,000	Pfizer, Inc. 0.48% due 07/11/16	43,527,615	43,524,180
43,076,000	Pfizer, Inc. 0.49% due 05/05/16	43,073,703	43,073,882
65,506,000	Pfizer, Inc. 0.51% due 07/18/16	65,435,035	65,431,760
33,738,000	Philip Morris International, Inc. 0.42% due 05/19/16	33,731,084	33,730,559
34,927,000	Philip Morris International, Inc. 0.44% due 06/02/16	34,913,650	34,913,311
64,524,000	Philip Morris International, Inc. 0.46% due 06/15/16	64,487,705	64,487,524
31,890,000	Philip Morris International, Inc. 0.49% due 06/28/16	31,865,338	31,866,083
31,890,000	Philip Morris International, Inc. 0.49% due 06/29/16	31,864,913	31,865,576
31,494,000	Praxair, Inc. 0.39% due 06/02/16	31,483,362	31,481,656
31,494,000	Praxair, Inc. 0.39% due 06/03/16	31,483,030	31,481,232
28,781,000	Precision Castparts Corporation 0.41% due 05/02/16	28,780,680	28,780,125
43,311,000	Qualcomm, Inc. 0.39% due 06/01/16	43,296,828	43,295,755
37,238,000	Qualcomm, Inc. 0.43% due 06/07/16	37,221,926	37,222,186

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27% (continued)
$37,238,000	Qualcomm, Inc. 0.43% due 06/08/16	$37,221,491	$37,221,739
39,241,000	Qualcomm, Inc. 0.49% due 05/19/16	39,231,582	39,232,999
20,242,000	Qualcomm, Inc. 0.49% due 07/20/16	20,220,409	20,220,929
29,363,000	Qualcomm, Inc. 0.49% due 07/21/16	29,331,288	29,331,995
50,000,000	Qualcomm, Inc. 0.50% due 05/10/16	49,993,875	49,994,729
43,655,000	Qualcomm, Inc. 0.51% due 05/03/16	43,653,787	43,653,370
28,691,000	Schlumberger Investments SA 0.87% due 05/02/16	28,690,323	28,690,199
28,691,000	Schlumberger Investments SA 0.87% due 05/03/16	28,689,645	28,689,929
58,861,000	Schlumberger Investments SA 0.87% due 05/04/16	58,856,831	58,858,245
34,901,000	Schlumberger Investments SA 0.87% due 06/06/16	34,871,334	34,886,596
60,562,000	Syngenta Wilmington 0.97% due 05/02/16	60,560,402	60,559,431
22,729,000	Syngenta Wilmington 0.97% due 05/04/16	22,727,201	22,727,371
37,174,000	Syngenta Wilmington 1.30% due 06/13/16	37,116,277	37,143,796
67,750,000	United Healthcare Company 0.66% due 05/18/16	67,729,204	67,733,445
26,634,000	United Technologies Corporation 0.78% due 05/10/16	26,628,873	26,630,134
33,595,000	Walt Disney Company 0.49% due 05/16/16	33,588,281	33,588,972
30,856,000	Walt Disney Company 0.49% due 05/20/16	30,848,183	30,848,800
50,000,000	Walt Disney Company 0.49% due 06/20/16	49,966,667	49,965,839
25,650,000	Walt Disney Company 0.49% due 06/21/16	25,632,558	25,631,987
42,476,000	Walt Disney Company 0.49% due 06/24/16	42,445,417	42,443,822

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.27% (continued)
$70,042,000	Walt Disney Company 0.49% due 07/08/16	$69,978,495	$69,971,180
Total U.S. Commercial Paper		3,976,945,067	3,977,017,466
Total Commercial Paper		6,723,116,906	6,723,398,763
Total Investments — 99.78% (Cost: $38,801,682,914)			47,974,024,274
Other Assets in Excess of Liabilities — 0.22%			103,372,931
Net Assets — 100.00%			$48,077,397,205

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $1,356,612,008 or 2.82% of net assets.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $189,625,966 or 0.39% of net assets.

(e)  Represents non-voting class of shares.

(f)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2016, the value of these securities amounted to $67,054,152 or 0.14% of net assets.

(g)  Held through Financiere Rouge, LLC, wholly owned subsidiary and disregarded entity for U.S. tax purposes.

(h)  On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(i)  Securities with a total market value equal to $78,315,127 have been fair valued based on fair value adjustment factors at April 30, 2016.

(j)  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

(k)  Floating rate security. Rate shown is the rate in effect at April 30, 2016.

(l)  Inflation protected security.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$11,515,909,903
Gross unrealized depreciation	(2,343,568,543)
Net unrealized appreciation	$9,172,341,360

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

AS  — Anonim Sirket

ASA  — Norwegian Public Limited Company

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PAO  — Russian Public Joint Stock Company

PCL  — Public Company Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

RSP  — Represents Savings Shares

SA  — Société Anonyme

SAS  — Société par Actions Simplifiée

S.p.A.  — Società per Azioni

Currencies

EUR  — Euro

IDR  — Indonesian Rupiah

KRW  — South Korean Won

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.96% due 11/30/20#	06/22/05	$14,476,149	$1.15
Emin Leydier SA FRN 7.96% due 11/30/20	07/30/09	21,341,293	1.15
Emin Leydier SA	07/30/09	—	3.01

#Formerly known as FINEL.

  Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
05/18/16	75,785,000	Euro	$85,098,977	$86,815,024	$—	$(1,716,047)
06/15/16	78,477,000	Euro	88,173,618	89,975,753	—	(1,802,135)
07/13/16	78,477,000	Euro	88,168,125	90,057,192	—	(1,889,067)
08/17/16	82,975,000	Euro	91,333,072	95,326,943	—	(3,993,871)
09/14/16	43,319,000	Euro	49,464,233	49,816,465	—	(352,232)
05/18/16	32,082,000	British Pound	45,562,215	46,878,297	—	(1,316,082)
06/15/16	45,719,000	British Pound	64,493,279	66,809,800	—	(2,316,521)
06/15/16	12,239,400,000	Japanese Yen	113,755,772	115,150,558	—	(1,394,786)
07/13/16	12,239,400,000	Japanese Yen	113,886,365	115,261,991	—	(1,375,626)
08/17/16	12,239,400,000	Japanese Yen	113,966,221	115,383,747	—	(1,417,526)
09/14/16	12,239,400,000	Japanese Yen	114,099,069	115,503,508	—	(1,404,439)
First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

  Foreign Currency Exchange Contracts — Sales (continued)

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
10/19/16	12,239,400,000	Japanese Yen	$113,966,302	$115,357,472	$—	$(1,391,170)
			$1,081,967,248	$1,102,336,750	$—	$(20,369,502)

Affiliated Securities

Affiliated Securities	Shares October 31, 2015	Gross Additions	Gross Reductions	Shares April 30, 2016	Market Value April 30, 2016	Realized Gain / (Loss)	Dividend Income
Berkeley Group Holdings PLC	7,041,897	—	83,339	6,958,558	$304,516,727	$3,181,593	$10,355,028
Chofu Seisakusho Company Limited	3,526,280	—	—	3,526,280	84,809,685	—	421,818
Cintas Corporation*	5,828,568	—	1,184,063	4,644,505	416,983,659	66,838,272	6,008,208
Emin Leydier SA#	12,000,000	—	—	12,000,000	36,137,791	—	—
Flowserve Corporation	6,170,798	2,243,710	—	8,414,508	410,712,135	—	2,839,910
Hirose Electric Company Limited	2,217,600	224,700	—	2,442,300	310,107,829	—	2,203,720
Hornbach Holding AG & Company KGaA	1,339,934	—	—	1,339,934	87,454,642	—	—
IDACorp, Inc.*	3,760,485	—	2,595,399	1,165,086	84,736,705	96,094,979	3,219,625
Italmobiliare S.p.A. RSP	1,734,972	—	—	1,734,972	55,903,779	—	—
Mills Music Trust	31,592	—	—	31,592	608,146	—	30,964
NOW, Inc.	5,851,664	—	—	5,851,664	105,681,052	—	—
NSC Groupe	66,717	—	—	66,717	5,409,482	—	—
Namyang Dairy Products Company Limited	39,989	—	—	39,989	26,076,730	—	26,669
Neopost SA	1,867,732	—	—	1,867,732	45,724,279	—	1,414,781
Robertet SA	157,260	—	—	157,260	46,256,543	—	—
Sabeton SA	385,000	—	—	385,000	5,951,399	—	—
San Juan Basin Royalty Trust	3,908,035	—	—	3,908,035	27,004,522	—	339,284
Scotts Miracle-Gro Company	4,172,577	—	—	4,172,577	295,335,000	—	3,922,222
T. Hasegawa Company Limited	5,147,000	—	—	5,147,000	86,637,942	—	615,103

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Affiliated Securities (continued)

Affiliated Securities	Shares October 31, 2015	Gross Additions	Gross Reductions	Shares April 30, 2016	Market Value April 30, 2016	Realized Gain / (Loss)	Dividend Income
Teradata Corporation	12,051,787	—	—	12,051,787	$304,910,211	$—	$—
Timken Company	4,133,029	—	—	4,133,029	147,259,823	—	2,149,175
Vista Outdoor, Inc.	4,424,582	—	195,782	4,228,800	202,897,824	3,316,096	—
Total					$3,091,115,905	$169,430,940	$33,546,507

#Formerly known as FINEL.

*Represents an unaffiliated issuer as of April 30, 2016, as such, amounts represented above will not agree to balances in the Statements of Assets and Liabilities and Statements of Operations.

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks Consumer Discretionary	4.41%
Consumer Staples	5.31
Energy	1.54
Financials	6.32
Health Care	2.70
Industrials	6.81
Information Technology	2.08
Materials	8.47
Telecommunication Services	1.96
Total International Common Stocks	39.60
U.S. Common Stocks Consumer Discretionary	4.33
Consumer Staples	0.72
Energy	3.17
Financials	9.79
Health Care	0.70
Industrials	6.86
Information Technology	7.74
Materials	1.63
Utilities	0.58
Total U.S. Common Stocks	35.52

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Investment Company	0.00	%*
Warrant	0.11
Commodity	7.23
U.S. Bonds Consumer Discretionary	0.01
Government Issues	2.08
Total U.S. Bonds	2.09
International Notes and Bonds Financials	0.04
Government Issues	1.14
Materials	0.07
Total International Notes and Bonds	1.25
Commercial Paper International Commercial Paper	5.71
U.S. Commercial Paper	8.27
Total Commercial Paper	13.98
Total Investments	99.78%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	0.74	4.18	5.53
		with sales load	-4.29	3.11	4.99
MSCI EAFE Index			-9.32	1.69	1.61
Consumer Price Index			1.13	1.25	1.73
Asset Allocation* (%)

Countries** (%)

Japan	21.44
France	12.06
United States	6.58
Canada	5.88
United Kingdom	5.78
Germany	3.64
Hong Kong	3.54
South Korea	3.46
Mexico	3.39
Switzerland	2.92
Singapore	2.69
Bermuda	1.73
Sweden	1.24
Australia	1.19
Italy	1.13
Thailand	1.10
Netherlands	0.85
Norway	0.70
Belgium	0.65
Chile	0.62
Greece	0.57
Denmark	0.51
Ireland	0.50
Austria	0.35
Taiwan	0.33
Russia	0.30
Israel	0.26
Turkey	0.23
Africa	0.08
Poland	0.04
Indonesia	0.03

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. Dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	6.22
KDDI Corporation (Japanese telecommunications company)	2.90
Secom Company Limited (Japanese security services provider)	2.16
HeidelbergCement AG (German cement company)	2.05
Keyence Corporation (Japanese automation sensor manufacturer)	2.04
Grupo Televisa S.A.B. ADR (Mexican media company)	1.91
Danone SA (French food processing company)	1.84
Fanuc Corporation (Japanese automated machine tools manufacturer)	1.73
Nestlé SA (Swiss food manufacturer)	1.54
SMC Corporation (Japanese automatic control equipment manufacturer)	1.49
Total	23.88

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 74.73%
International Common Stocks — 74.49%
Africa — 0.08%
118,663	Randgold Resources Limited, ADR	$7,074,131	$11,925,632
Australia — 1.18%
11,717,071	Newcrest Mining Limited (a)	210,554,749	169,005,125
Austria — 0.35%
2,552,584	Wienerberger AG	31,893,213	50,433,558
Belgium — 0.65%
907,727	Groupe Bruxelles Lambert SA (b)	69,227,228	80,168,395
98,473	Sofina SA	8,428,556	12,544,166
		77,655,784	92,712,561
Bermuda — 1.72%
2,998,400	Jardine Matheson Holdings Limited	133,424,811	165,811,520
5,881,403	Hiscox Limited	70,399,116	77,385,525
132,100	Jardine Strategic Holdings Limited	3,560,288	3,824,295
		207,384,215	247,021,340
Canada — 5.69%
3,306,324	Agnico-Eagle Mines Limited	110,909,233	156,290,808
6,044,482	Goldcorp, Inc.	159,971,703	121,796,312
6,848,207	Potash Corporation of Saskatchewan, Inc.	238,001,625	121,350,228
7,645,847	Cenovus Energy, Inc.	186,103,811	121,110,217
4,694,846	Barrick Gold Corporation	50,363,489	90,939,167
1,054,193	Franco-Nevada Corporation	44,943,106	74,021,203
2,106,982	Suncor Energy, Inc.	52,774,137	61,847,571
1,442,331	Canadian Natural Resources Limited	37,182,714	43,314,762
519,958	Imperial Oil Limited	15,407,202	17,243,526
1,100,050	EnCana Corporation	14,298,776	8,426,383
		909,955,796	816,340,177
Chile — 0.61%
3,925,749	Cia Cervecerias Unidas SA, ADR	84,378,900	88,015,293
Denmark — 0.51%
1,927,059	ISS AS	65,007,600	73,172,325

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 74.49% (continued)
France — 11.83%
3,775,773	Danone SA	$256,132,626	$264,465,461
5,945,130	Bouygues SA	213,738,152	198,233,629
5,549,093	Carrefour SA	179,909,286	157,229,512
3,233,820	Cie de Saint-Gobain	138,658,254	148,096,962
1,732,226	Sanofi	141,847,046	143,029,181
2,421,629	Total SA	115,717,408	121,812,938
1,125,050	Sodexo SA	39,996,849	113,609,794
6,886,731	Rexel SA	99,926,196	104,327,204
2,324,457	Numericable-SFR SAS	77,416,208	76,082,420
235,837	Robertet SA (b)(c)	20,591,064	69,369,224
51,500	Robertet SA CI (b)(d)(e)	2,151,628	10,464,538
493,657	Wendel SA	10,886,846	57,034,951
558,938	Laurent-Perrier (b)(c)	19,851,603	47,520,905
648,834	Legrand SA	22,223,920	36,954,215
11,593,581	Emin Leydier SA (a)(b)(c)(e)(f)(g)(h)	9,166,547	34,913,867
442,830	Société Foncière Financière et de Participations (b)	29,139,582	34,211,518
896,416	Legris Industries SA (a)(b)(c)(e)(h)	23,119,325	21,288,397
801,693	Neopost SA	41,407,216	19,626,389
364,373	Gaumont SA (b)(c)	21,698,753	19,384,294
146,562	BioMerieux	11,367,766	18,905,022
100,000	Sabeton SA (b)	1,463,143	1,545,818
		1,476,409,418	1,698,106,239
Germany — 3.60%
3,308,644	HeidelbergCement AG	185,693,220	293,954,693
2,938,242	Deutsche Wohnen AG	27,929,638	89,981,819
2,985,955	Hamburger Hafen und Logistik AG	87,574,307	46,841,245
664,606	Hornbach Holding AG & Company KGaA (b)	15,728,733	43,377,420
4,868,198	Telefonica Deutschland Holding AG	23,645,718	24,716,588
296,503	Fraport AG	8,930,449	17,946,545
1,004	Linde AG	139,360	153,361
		349,641,425	516,971,671

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 74.49% (continued)
Greece — 0.56%
6,144,609	Jumbo SA (a)	$27,916,825	$80,701,624
Hong Kong — 3.52%
70,862,940	Hang Lung Properties Limited	168,597,144	141,417,101
33,586,303	Hopewell Holdings Limited	96,856,757	113,442,372
22,777,700	Great Eagle Holdings Limited	76,569,942	92,497,976
7,806,340	Guoco Group Limited (b)	57,283,838	86,044,950
15,997,405	Hysan Development Company Limited	72,338,811	70,841,556
1,353,233	Hopewell Highway Infrastructure Limited	655,914	675,142
		472,302,406	504,919,097
Ireland — 0.49%
2,430,840	CRH PLC	40,784,092	70,610,263
Israel 0.26% (i)
7,510,515	Israel Chemicals Limited	75,169,596	37,417,050
Italy — 1.13%
6,781,606	Italcementi S.p.A.	100,399,041	80,448,308
1,197,736	Italmobiliare S.p.A. RSP (b)(c)	50,324,929	38,593,112
168,142	Italmobiliare S.p.A. (b)	19,250,153	7,316,181
1,385,400	Recordati S.p.A.	9,200,042	35,201,169
		179,174,165	161,558,770
Japan — 21.30%
13,970,900	KDDI Corporation	167,226,856	416,106,975
3,895,800	Secom Company Limited	165,603,656	309,210,818
464,000	Keyence Corporation	90,273,591	292,878,195
1,603,540	Fanuc Corporation	162,028,612	248,744,621
834,190	SMC Corporation	113,502,737	214,388,398
7,316,700	Sompo Japan Nipponkoa Holdings, Inc.	201,780,857	202,206,357
4,584,130	Hoya Corporation	94,756,773	183,580,620
7,687,850	Mitsubishi Estate Company Limited	134,996,641	153,251,220
9,902,500	Astellas Pharma, Inc.	77,766,636	139,323,708
4,973,200	MS&AD Insurance Group Holdings, Inc.	98,914,606	138,749,476
1,086,600	Hirose Electric Company Limited	113,363,708	137,969,605
835,470	Shimano, Inc.	10,069,760	126,262,759

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 74.49% (continued)
Japan — 21.30% (continued)
2,715,380	Daiichikosho Company Limited	$33,513,866	$116,883,838
3,559,930	Kansai Paint Company Limited	26,253,316	64,975,414
1,331,930	Nissin Foods Holdings Company Limited	46,731,909	63,592,147
3,206,911	T. Hasegawa Company Limited (b)(c)	43,073,853	53,980,992
1,299,640	As One Corporation (b)(c)	26,525,156	48,370,060
1,926,100	Chofu Seisakusho Company Limited (b)(c)	30,977,252	46,324,153
508,106	SK Kaken Company Limited (b)	9,470,131	43,098,277
1,742,124	Nagaileben Company Limited	16,719,913	36,921,895
2,045,420	Maezawa Kasei Industries Company Limited (b)(c)	31,490,225	19,319,992
		1,695,040,054	3,056,139,520
Mexico — 2.79%
9,388,464	Grupo Televisa S.A.B., ADR	195,988,481	274,424,803
5,543,609	Fresnillo PLC	96,608,773	90,153,549
2,246,692	Industrias Peñoles S.A.B. de C.V.	1,833,689	35,100,298
		294,430,943	399,678,650
Netherlands — 0.85%
560,446	HAL Trust (b)	20,803,015	121,275,821
Norway — 0.69%
11,393,841	Orkla ASA	83,103,593	99,478,632
Poland — 0.04%
571,220	Pfleiderer Grajewo SA (a)(b)	3,567,238	4,788,913
109,275	Pfleiderer Grajewo Senior Debt Interest Claims (b)(h)(j)	636,263	870,318
		4,203,501	5,659,231
Russia — 0.30%
8,297,382	Gazprom PAO, ADR	55,920,439	42,880,870
Singapore — 1.68%
25,512,113	Haw Par Corporation Limited (b)(c)	76,875,317	170,542,362
32,779,415	ComfortDelGro Corporation Limited	24,022,250	70,440,949
		100,897,567	240,983,311
South Korea — 3.39%
1,590,828	KT&G Corporation	87,968,056	171,732,354

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 74.49% (continued)
South Korea — 3.39% (continued)
3,195,175	Kia Motors Corporation	$151,464,351	$134,324,102
35,325	Lotte Confectionery Company Limited (b)(e)	12,445,892	77,169,318
186,884	Nong Shim Company Limited	43,886,371	61,261,343
872,463	Fursys, Inc. (b)(c)	10,110,165	27,259,683
22,950	Namyang Dairy Products Company Limited (b)	4,912,653	14,965,640
		310,787,488	486,712,440
Sweden — 1.23%
3,013,030	Investor AB, Class 'A' (b)	59,333,861	108,958,267
1,846,088	Investor AB, Class 'B'	40,783,748	67,747,403
		100,117,609	176,705,670
Switzerland — 2.90%
2,972,836	Nestlé SA	104,479,365	221,575,914
2,413,791	Pargesa Holding SA	129,478,662	167,704,754
128,462	Rieter Holding AG	15,740,421	26,594,968
		249,698,448	415,875,636
Taiwan — 0.32%
11,509,694	Taiwan Secom Company Limited	17,429,499	32,402,574
603,122	Taiwan Semiconductor Manufacturing Company Limited, ADR	12,120,237	14,227,648
		29,549,736	46,630,222
Thailand — 1.09%
22,779,459	Bangkok Bank PCL, NVDR	93,410,526	106,951,940
15,000	Bangkok Bank PCL	63,387	71,285
89,484,885	Thai Beverage PCL	14,845,370	49,571,506
		108,319,283	156,594,731
Turkey — 0.23%
5,893,909	Yazicilar Holding AS	38,350,989	32,481,800
United Kingdom — 5.50%
2,239,901	British American Tobacco PLC	120,857,366	136,477,153
3,116,891	Berkeley Group Holdings PLC	37,886,190	136,399,732
3,601,188	Liberty Global PLC, Series 'C' (a)	138,406,335	131,803,481
250,568	Liberty Global PLC, Series 'A' (a)	10,292,280	9,453,931

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 74.49% (continued)
United Kingdom — 5.50% (continued)
106,725	Liberty Global PLC LiLAC, Series 'C' (a)	$4,250,965	$4,334,102
12,528	Liberty Global PLC LiLAC, Series 'A' (a)	431,626	470,176
5,994,554	GlaxoSmithKline PLC	117,733,473	127,793,053
3,826,139	Diageo PLC	103,252,677	103,201,858
638,277	Willis Towers Watson PLC	67,880,455	79,720,797
16,879,160	WM Morrison Supermarkets PLC	72,644,948	47,130,993
1,114,116	Anglo American PLC	23,690,455	12,427,324
		697,326,770	789,212,600
Total International Common Stocks		8,003,851,750	10,689,219,859
U.S. Common Stock — 0.24%
Materials — 0.24%
551,449	Royal Gold, Inc.	33,723,128	34,531,736
Total Common Stocks		8,037,574,878	10,723,751,595
International Preferred Stock — 0.05%
South Korea — 0.05%
27,183	Namyang Dairy Products Company Limited (b)	387,444	6,417,612
Investment Company — 0.00*%
52,824	State Street Institutional U.S. Government Money Market Fund, Premier Class	52,824	52,824
Right — 0.00%
55,055	Pfleiderer Atlantik Raco RI Rights (a)(b)(e)	16,536	—
Ounces
Commodity — 6.22%
690,811	Gold bullion (a)	563,993,676	893,232,420

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Term Loans — 0.01%
Germany — 0.01%
72 EUR	Atlantik Commitment Fee Facility due 02/01/20 (a)(b)(e)(h)(j)	$—	$14
609,010 EUR	Atlantik Duration Fee Facility due 02/01/20 (a)(b)(e)(h)(j)	—	122,730
28,263 EUR	Atlantik FX Repayment Facility due 02/01/20 (a)(b)(e)(h)(j)	—	5,696
1,996,448 EUR	Atlantik Standstill Accrued Interest Facility due 02/01/20 (b)(e)(h)(j)(k)	—	402,331
4,000,000 EUR	Atlantik Subordinated Debt 79.5M 15.00% due 02/01/20 (b)(e)(h)(j)(k)	5,431,204	806,093
790,586 EUR	Atlantik Subordinated Debt Term Facility 1A 15.00% due 02/01/20 (b)(e)(h)(j)(k)	1,073,459	159,321
774,993 EUR	Atlantik Subordinated Debt Term Facility 2A 15.00% due 02/01/20 (b)(e)(h)(j)(k)	1,052,286	156,179
739,302 EUR	Atlantik Subordinated Debt Term Facility 3A 15.00% due 02/01/20 (b)(e)(h)(j)(k)	997,446	148,987
469,266 EUR	Atlantik Subordinated Debt Term Facility 4A 15.00% due 02/01/20 (b)(e)(h)(j)(k)	633,457	94,568
Total Term Loans		9,187,852	1,895,919
Notes and Bonds — 2.20%
U.S. Bond — 0.07%
Government Obligation — 0.07%
$10,000,000	U.S. Treasury Note 0.75% due 03/15/17 (l)	10,013,808	10,016,020
Total U.S. Bond		10,013,808	10,016,020
International Notes and Bonds — 2.13%
International Corporate Notes and Bonds — 0.14%
France — 0.14%
8,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (b)(e)(g)(h)(m)	9,650,406	9,160,403

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Notes and Bonds — 0.14% (continued)
France — 0.14% (continued)
10,000,000 EUR	Emin Leydier SA FRN 7.96% due 11/30/20 (b)(e)(g)(h)(m)	$14,227,973	$11,450,504
Total International Corporate Notes and Bonds		23,878,379	20,610,907
International Government Bonds — 1.99%
Australia — 0.00%
AUD	Australia Government Bond 6.00% due 02/15/17 (n)	7,662	—
Canada — 0.16%
27,880,000 CAD	Canadian Government Bond 1.25% due 08/01/17	21,497,575	22,383,771
Indonesia — 0.02%
45,698,000,000 IDR	Indonesia Treasury Bond 8.25% due 07/15/21 (b)	3,572,071	3,584,597
Mexico — 0.58%
1,094,660,000 MXN	Mexican Bonos 4.75% due 06/14/18	69,165,063	64,034,873
330,074,000 MXN	Mexican Bonos 5.00% due 12/11/19	24,220,507	19,203,100
		93,385,570	83,237,973
Singapore — 0.99%
88,530,000 SGD	Singapore Government Bond 0.50% due 04/01/18	67,138,755	65,200,895
45,219,000 SGD	Singapore Government Bond 2.375% due 04/01/17	36,958,617	34,084,202
53,521,000 SGD	Singapore Government Bond 3.25% due 09/01/20	41,409,106	42,841,474
		145,506,478	142,126,571
United Kingdom — 0.24%
23,026,000 GBP	United Kingdom Gilt 1.00% due 09/07/17 (n)	35,750,233	33,876,070
Total International Government Bonds		299,719,589	285,208,982
Total International Notes and Bonds		323,597,968	305,819,889
Total Notes and Bonds		333,611,776	315,835,909

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Commercial Paper — 16.10%
International Commercial Paper — 7.13%
Canada — 0.48%
10,570,000 USD	Suncor Energy, Inc. 0.86% due 05/02/16	$10,569,751	$10,569,590
9,711,000 USD	Total Capital Limited 0.46% due 05/16/16	9,709,179	9,709,363
15,291,000 USD	Total Capital Limited 0.58% due 07/21/16	15,271,389	15,274,853
34,099,000 USD	Total Capital Limited 0.60% due 07/15/16	34,057,087	34,066,326
France — 0.69%
16,909,000 USD	Engie 0.66% due 05/09/16	16,906,558	16,907,243
10,440,000 USD	Engie 0.67% due 05/09/16	10,438,469	10,438,915
13,291,000 USD	Engie 0.78% due 07/06/16	13,272,238	13,279,376
7,984,000 USD	Essilor International 0.48% due 06/02/16	7,980,664	7,980,871
18,044,000 USD	Essilor International 0.49% due 05/10/16	18,041,835	18,041,933
15,904,000 USD	Sanofi 0.43% due 06/14/16	15,895,836	15,895,404
16,262,000 USD	Sanofi 0.49% due 06/30/16	16,248,990	16,248,725
Germany — 0.76%
12,361,000 USD	BASF AG 0.43% due 06/01/16	12,356,529	12,356,309
17,713,000 USD	BASF AG 0.46% due 05/12/16	17,710,564	17,710,589
16,076,000 USD	BASF AG 0.51% due 07/01/16	16,062,380	16,063,200
14,754,000 USD	Henkel Corporation 0.54% due 06/17/16	14,743,791	14,745,264
4,539,000 USD	Henkel Corporation 0.60% due 07/08/16	4,533,942	4,534,878
18,543,000 USD	Siemens Company 0.47% due 06/17/16	18,531,864	18,532,778

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 7.13% (continued)
Germany — 0.76% (continued)
16,262,000 USD	Siemens Company 0.48% due 06/20/16	$16,251,385	$16,252,393
8,392,000 USD	Siemens Company 0.48% due 06/21/16	8,386,412	8,386,922
Italy — 0.08%
9,998,000 USD	Eni S.p.A. 0.61% due 05/02/16	9,997,833	9,997,771
1,877,000 USD	Eni S.p.A. 0.90% due 05/10/16	1,876,587	1,876,813
Japan — 0.48%
4,117,000 USD	Hitachi Limited 0.56% due 05/02/16	4,116,937	4,116,841
24,826,000 USD	Honda Corporation 0.44% due 05/18/16	24,820,959	24,820,366
9,429,000 USD	Honda Corporation 0.49% due 06/08/16	9,424,223	9,423,971
7,924,000 USD	Honda Corporation 0.49% due 06/13/16	7,919,457	7,919,147
16,967,000 USD	Mitsui & Company Limited 0.51% due 05/17/16	16,963,229	16,963,691
5,881,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	5,880,917	5,880,821
New Zealand — 0.47%
19,742,000 USD	Alpha Finance Corporation Limited 0.44% due 06/09/16	19,732,803	19,733,119
7,515,000 USD	Alpha Finance Corporation Limited 0.44% due 07/14/16	7,508,358	7,507,909
18,103,000 USD	Alpha Finance Corporation Limited 0.45% due 06/21/16	18,091,716	18,092,046
22,000,000 USD	Alpha Finance Corporation Limited 0.46% due 05/18/16	21,995,325	21,995,785
Switzerland — 1.55%
15,618,000 USD	Nestlé SA 0.45% due 05/17/16	15,614,946	15,615,431
38,844,000 USD	Nestlé SA 0.47% due 06/07/16	38,825,635	38,827,294
16,606,000 USD	Nestlé SA 0.58% due 07/18/16	16,585,492	16,586,479

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 7.13% (continued)
Switzerland — 1.55% (continued)
12,920,000 USD	Novartis International AG 0.45% due 05/06/16	$12,919,210	$12,919,146
9,521,000 USD	Novartis International AG 0.47% due 06/10/16	9,516,134	9,515,957
11,425,000 USD	Novartis International AG 0.47% due 06/13/16	11,418,723	11,418,430
18,620,000 USD	Novartis International AG 0.48% due 05/19/16	18,615,624	18,616,203
16,666,000 USD	Roche Holdings, Inc. 0.41% due 05/11/16	16,664,148	16,664,078
18,738,000 USD	Roche Holdings, Inc. 0.42% due 07/01/16	18,724,982	18,724,063
4,364,000 USD	Roche Holdings, Inc. 0.43% due 06/03/16	4,362,320	4,362,358
19,280,000 USD	Roche Holdings, Inc. 0.43% due 06/17/16	19,269,428	19,269,372
24,639,000 USD	Roche Holdings, Inc. 0.45% due 07/19/16	24,615,210	24,613,776
15,427,000 USD	Roche Holdings, Inc. 0.45% due 07/22/16	15,411,539	15,410,442
United Kingdom — 2.62%
18,195,000 USD	AstraZeneca PLC 0.71% due 05/16/16	18,189,693	18,191,675
11,589,000 USD	AstraZeneca PLC 0.73% due 06/17/16	11,578,106	11,582,138
14,155,000 USD	AstraZeneca PLC 0.73% due 05/09/16	14,152,735	14,153,529
10,633,000 USD	AstraZeneca PLC 0.73% due 06/20/16	10,622,367	10,626,258
9,058,000 USD	AstraZeneca PLC 0.76% due 05/12/16	9,055,924	9,056,767
13,588,000 USD	AstraZeneca PLC 0.76% due 05/13/16	13,584,603	13,585,997
13,636,000 USD	AstraZeneca PLC 0.76% due 06/16/16	13,622,932	13,628,109
10,111,000 USD	BP Capital Markets PLC 0.71% due 05/05/16	10,110,214	10,110,137
10,111,000 USD	BP Capital Markets PLC 0.71% due 05/06/16	10,110,017	10,109,988

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 7.13% (continued)
United Kingdom — 2.62% (continued)
7,406,000 USD	BP Capital Markets PLC 0.71% due 07/15/16	$7,395,200	$7,394,199
18,195,000 USD	British American Tobacco PLC 0.90% due 06/15/16	18,174,985	18,182,339
18,195,000 USD	British American Tobacco PLC 0.90% due 06/16/16	18,174,541	18,182,045
6,877,000 USD	British American Tobacco PLC 0.90% due 06/20/16	6,868,595	6,871,646
10,429,000 USD	British American Tobacco PLC 0.97% due 07/13/16	10,408,910	10,416,507
28,615,000 USD	GlaxoSmithKline PLC 0.44% due 05/17/16	28,609,531	28,609,420
13,636,000 USD	GlaxoSmithKline PLC 0.49% due 06/07/16	13,629,273	13,629,766
37,421,000 USD	GlaxoSmithKline PLC 0.49% due 06/09/16	37,401,541	37,402,887
23,785,000 USD	GlaxoSmithKline PLC 0.49% due 06/16/16	23,770,412	23,771,236
44,771,000 USD	GlaxoSmithKline PLC 0.51% due 06/16/16	44,742,396	44,745,092
6,877,000 USD	GlaxoSmithKline PLC 0.56% due 07/19/16	6,868,700	6,869,496
20,407,000 USD	GlaxoSmithKline PLC 0.57% due 07/12/16	20,384,144	20,387,159
12,320,000 USD	GlaxoSmithKline PLC 0.58% due 07/25/16	12,303,419	12,305,262
15,635,000 USD	Royal Dutch Shell PLC 0.45% due 06/27/16	15,624,108	15,623,034
Total International Commercial Paper		1,023,222,944	1,023,300,927
U.S. Commercial Paper — 8.97%
$12,384,000	Abbott Laboratories 0.55% due 05/10/16	12,382,328	12,381,711
21,505,000	Abbott Laboratories 0.56% due 05/23/16	21,497,772	21,495,968
10,505,000	Abbott Laboratories 0.61% due 06/14/16	10,497,296	10,495,980
13,043,000	Abbott Laboratories 0.62% due 06/03/16	13,035,707	13,034,669

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.97% (continued)
$14,834,000	Abbott Laboratories 0.62% due 06/08/16	$14,824,449	$14,823,072
13,288,000	Abbott Laboratories 0.65% due 06/22/16	13,275,716	13,274,287
7,105,000	Abbott Laboratories 0.67% due 06/06/16	7,100,311	7,100,043
18,117,000	Air Products & Chemicals, Inc. 0.46% due 05/20/16	18,112,697	18,112,773
16,262,000	Altria Group, Inc. 0.68% due 05/10/16	16,259,276	16,259,640
14,460,000	Apple, Inc. 0.36% due 06/01/16	14,455,642	14,454,910
12,050,000	Apple, Inc. 0.36% due 06/02/16	12,046,251	12,045,619
10,284,000	Apple, Inc. 0.36% due 06/03/16	10,280,701	10,280,131
6,952,000	Apple, Inc. 0.37% due 06/06/16	6,949,497	6,949,131
21,505,000	Apple, Inc. 0.38% due 05/05/16	21,504,116	21,503,785
16,666,000	Apple, Inc. 0.39% due 05/03/16	16,665,648	16,665,378
9,871,000	Apple, Inc. 0.39% due 05/06/16	9,870,479	9,870,347
15,904,000	Apple, Inc. 0.43% due 07/05/16	15,891,940	15,891,213
6,877,000	Apple, Inc. 0.44% due 07/13/16	6,871,004	6,870,624
16,606,000	Apple, Inc. 0.44% due 07/14/16	16,591,322	16,590,329
10,194,000	Apple, Inc. 0.46% due 07/22/16	10,183,551	10,183,058
16,121,000	Caterpillar Financial Services Company 0.46% due 06/10/16	16,112,940	16,111,897
8,193,000	Chevron Corporation 0.36% due 05/13/16	8,192,044	8,191,888
23,366,000	Chevron Corporation 0.46% due 05/16/16	23,361,619	23,362,061
12,825,000	Chevron Corporation 0.48% due 05/05/16	12,824,330	12,824,275

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.97% (continued)
$24,225,000	Chevron Corporation 0.48% due 05/06/16	$24,223,419	$24,223,399
8,188,000	Church & Dwight Company, Inc. 0.81% due 06/06/16	8,181,450	8,183,497
8,153,000	Coca-Cola Company 0.41% due 05/27/16	8,150,645	8,150,362
21,505,000	Coca-Cola Company 0.47% due 06/14/16	21,492,909	21,492,552
24,826,000	Coca-Cola Company 0.47% due 06/15/16	24,811,725	24,811,188
23,366,000	Coca-Cola Company 0.48% due 06/13/16	23,352,883	23,352,857
8,303,000	Coca-Cola Company 0.51% due 07/14/16	8,294,466	8,293,675
9,748,000	ConocoPhillips 0.92% due 05/04/16	9,747,269	9,747,567
9,100,000	Duke Energy Corporation 0.92% due 05/09/16	9,098,180	9,098,802
1,202,000	Duke Energy Corporation 0.92% due 05/13/16	1,201,639	1,201,776
10,656,000	DuPont 0.90% due 06/06/16	10,646,623	10,649,521
22,844,000	Emerson Electric Company 0.44% due 06/23/16	22,829,539	22,827,143
6,602,000	Entergy Corporation 1.19% due 06/03/16	6,594,798	6,597,526
10,429,000	Entergy Corporation 1.19% due 06/10/16	10,415,211	10,420,410
20,522,000	Exxon Mobil Corporation 0.43% due 06/14/16	20,511,465	20,511,485
16,955,000	General Electric Company 0.35% due 06/13/16	16,948,114	16,946,523
10,606,000	General Electric Company 0.35% due 06/22/16	10,600,791	10,599,445
7,634,000	Honeywell International, Inc. 0.42% due 05/02/16	7,633,913	7,633,777
3,439,000	International Business Machines Corporation 0.45% due 06/22/16	3,436,814	3,436,679

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.97% (continued)
$9,871,000	MetLife 0.48% due 05/12/16	$9,869,582	$9,869,592
15,261,000	MetLife 0.48% due 05/17/16	15,257,812	15,257,910
9,058,000	MetLife 0.48% due 05/26/16	9,055,044	9,055,126
1,123,000	MetLife 0.48% due 05/31/16	1,122,560	1,122,567
7,163,000	MetLife 0.56% due 07/20/16	7,154,245	7,153,977
8,052,000	Microsoft Corporation 0.33% due 05/18/16	8,050,783	8,050,470
31,376,000	Microsoft Corporation 0.39% due 05/11/16	31,372,688	31,372,601
1,803,000	Microsoft Corporation 0.39% due 06/01/16	1,802,410	1,802,346
21,519,000	Microsoft Corporation 0.41% due 05/04/16	21,518,283	21,518,133
4,119,000	Microsoft Corporation 0.43% due 07/13/16	4,115,492	4,114,709
12,762,000	National Oilwell Varco, Inc. 1.05% due 06/02/16	12,750,089	12,756,998
42,860,000	National Oilwell Varco, Inc. 1.05% due 06/23/16	42,793,746	42,830,992
1,426,000	PepsiCo, Inc. 0.31% due 05/04/16	1,425,964	1,425,937
7,900,000	PepsiCo, Inc. 0.41% due 06/21/16	7,895,523	7,894,452
2,174,000	Pfizer, Inc. 0.41% due 05/26/16	2,173,396	2,173,376
6,877,000	Pfizer, Inc. 0.43% due 06/20/16	6,872,988	6,872,599
21,309,000	Pfizer, Inc. 0.48% due 05/24/16	21,302,601	21,303,392
21,309,000	Pfizer, Inc. 0.48% due 05/25/16	21,302,323	21,303,136
38,154,000	Pfizer, Inc. 0.48% due 06/10/16	38,134,075	38,135,572
1,803,000	Pfizer, Inc. 0.48% due 06/22/16	1,801,776	1,801,783

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.97% (continued)
$7,924,000	Pfizer, Inc. 0.48% due 06/23/16	$7,918,517	$7,918,516
12,223,000	Pfizer, Inc. 0.48% due 07/11/16	12,211,670	12,210,706
31,924,000	Pfizer, Inc. 0.49% due 05/05/16	31,922,297	31,922,430
13,044,000	Pfizer, Inc. 0.51% due 07/18/16	13,029,869	13,029,217
16,262,000	Philip Morris International, Inc. 0.42% due 05/19/16	16,258,666	16,258,413
10,284,000	Philip Morris International, Inc. 0.44% due 06/02/16	10,280,069	10,279,969
15,176,000	Philip Morris International, Inc. 0.46% due 06/15/16	15,167,464	15,167,421
12,050,000	Philip Morris International, Inc. 0.49% due 06/28/16	12,040,681	12,040,963
12,050,000	Philip Morris International, Inc. 0.49% due 06/29/16	12,040,521	12,040,771
12,361,000	Praxair, Inc. 0.39% due 06/02/16	12,356,825	12,356,155
12,361,000	Praxair, Inc. 0.39% due 06/03/16	12,356,694	12,355,989
15,466,000	Precision Castparts Corporation 0.41% due 05/02/16	15,465,828	15,465,530
14,537,000	Qualcomm, Inc. 0.39% due 06/01/16	14,532,243	14,531,883
12,762,000	Qualcomm, Inc. 0.43% due 06/07/16	12,756,491	12,756,580
12,762,000	Qualcomm, Inc. 0.43% due 06/08/16	12,756,342	12,756,427
10,759,000	Qualcomm, Inc. 0.49% due 05/19/16	10,756,418	10,756,806
2,633,000	Qualcomm, Inc. 0.49% due 07/20/16	2,630,191	2,630,259
9,856,000	Qualcomm, Inc. 0.49% due 07/21/16	9,845,356	9,845,593
5,055,000	Qualcomm, Inc. 0.51% due 05/03/16	5,054,860	5,054,811
1,564,000	Royal Dutch Shell PLC 0.44% due 06/27/16	1,562,935	1,562,803

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 8.97% (continued)
$21,309,000	Schlumberger Investments SA 0.87% due 05/02/16	$21,308,497	$21,308,405
21,309,000	Schlumberger Investments SA 0.87% due 05/03/16	21,307,994	21,308,205
16,139,000	Schlumberger Investments SA 0.87% due 05/04/16	16,137,857	16,138,245
15,099,000	Schlumberger Investments SA 0.87% due 06/06/16	15,086,166	15,092,768
14,438,000	Syngenta Wilmington 0.97% due 05/02/16	14,437,619	14,437,388
7,271,000	Syngenta Wilmington 0.97% due 05/04/16	7,270,424	7,270,479
10,429,000	Syngenta Wilmington 1.30% due 06/13/16	10,412,806	10,420,526
17,350,000	United Healthcare Company 0.66% due 05/18/16	17,344,675	17,345,760
23,366,000	United Technologies Corporation 0.78% due 05/10/16	23,361,502	23,362,609
16,405,000	Walt Disney Company 0.49% due 05/16/16	16,401,719	16,402,056
22,644,000	Walt Disney Company 0.49% due 05/20/16	22,638,264	22,638,716
17,958,000	Walt Disney Company 0.49% due 07/08/16	17,941,718	17,939,842
Total U.S. Commercial Paper		1,287,323,047	1,287,372,882
Total Commercial Paper		2,310,545,991	2,310,673,809
Total Investments — 99.31% (Cost: $11,255,370,977)			14,251,860,088
Other Assets in Excess of Liabilities — 0.69%			98,800,095
Net Assets — 100.00%			$14,350,660,183

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $1,263,631,450 or 8.81% of net assets.

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  Represents non-voting class of shares.

(e)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $166,342,946 or 1.16% of net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

(f)  Held through Financiere Bleue, LLC, wholly owned holding company and disregarded entity for U.S. tax purposes.

(g)  On November 30, 2015, during a shareholder and bondholder meeting, a merger was approved between FINEL SA and Emin Leydier SAS, effective December 1, 2015. The merger provided that FINEL SA absorbed Emin Leydier SAS, and changed its name to Emin Leydier SA.

(h)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2016, the value of these securities amounted to $79,579,408 or 0.55% of net assets.

(i)  Securities with a total market value equal to $37,417,050 have been fair valued based on fair value adjustment factors at April 30, 2016.

(j)  On December 3, 2015, Atlantik SA reorganized and merged, via a reverse merger, with Grajewo SA to form Pfleiderer Grajewo SA. As part of the restructuring, the existing debt positions have, and are expected, to be redeemed in kind to Pfleiderer Grajewo SA common stock, which publicly trades on the Warsaw Stock Exchange.

(k)  Payment-in-kind security.

(l)  This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

(m)  Floating rate security. Rate shown is the rate in effect at April 30, 2016.

(n)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$3,606,888,501
Gross unrealized depreciation	(610,399,390)
Net unrealized appreciation	$2,996,489,111

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

AS  — Anonim Sirket

ASA  — Norwegian Public Limited Company

FRN  — Floating Rate Note

NVDR  — Non-Voting Depository Receipt

PAO  — Russian Public Joint Stock Company

PCL  — Public Company Limited

PLC  — Public Limited Company

RSP  — Represents Savings Shares

SA  — Société Anonyme

SAS  — Société par Actions Simplifiée

S.p.A.  — Società per Azioni

Currencies

AUD  — Australian Dollar

CAD  — Canadian Dollar

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Emin Leydier SA FRN 7.96% due 11/30/20#	06/22/05	$9,650,406	$1.15
Emin Leydier SA FRN 7.96% due 11/30/20	07/30/09	14,227,973	1.15
Emin Leydier SA#	07/14/09	9,166,547	3.01
Legris Industries SA	04/30/04	23,119,325	23.75

#Formerly known as FINEL.

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
05/18/16	46,667,000	Euro	$52,402,374	$53,459,084	$—	$(1,056,710)
06/15/16	50,597,000	Euro	56,848,765	58,010,667	—	(1,161,902)
07/13/16	50,597,000	Euro	56,845,224	58,063,175	—	(1,217,951)
08/17/16	55,587,000	Euro	61,186,279	63,861,872	—	(2,675,593)
09/14/16	28,686,000	Euro	32,755,396	32,988,646	—	(233,250)
05/18/16	14,460,000	British Pound	20,535,803	21,128,988	—	(593,185)
06/15/16	20,091,000	British Pound	28,341,269	29,359,253	—	(1,017,984)
06/15/16	6,310,664,000	Japanese Yen	58,652,749	59,371,904	—	(719,155)
07/13/16	6,310,664,000	Japanese Yen	58,720,083	59,429,359	—	(709,276)
08/17/16	6,310,664,000	Japanese Yen	58,761,257	59,492,137	—	(730,880)
09/14/16	6,310,664,000	Japanese Yen	58,829,753	59,553,884	—	(724,131)
10/19/16	6,310,664,000	Japanese Yen	58,761,299	59,478,590	—	(717,291)
			$602,640,251	$614,197,559	$—	$(11,557,308)

Affiliated Securities

Affiliated Securities	Shares October 31, 2015	Gross Additions	Gross Reductions	Shares April 30, 2016	Market Value April 30, 2016	Realized Gain / (Loss)	Dividend Income
As One Corporation	1,299,640	—	—	1,299,640	$48,370,060	$—	$538,444
Chofu Seisakusho Company Limited	2,023,800	—	97,700	1,926,100	46,324,153	163,637	242,089
Emin Leydier SA#	11,593,581	—	—	11,593,581	34,913,867	—	—
Fursys, Inc.	872,463	—	—	872,463	27,259,683	—	407,289
Gaumont SA	364,373	—	—	364,373	19,384,294	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Affiliated Securities (continued)

Affiliated Securities	Shares October 31, 2015	Gross Additions	Gross Reductions	Shares April 30, 2016	Market Value April 30, 2016	Realized Gain / (Loss)	Dividend Income
Haw Par Corporation Limited	25,512,113	—	—	25,512,113	$170,542,362	$—	$—
Italmobiliare S.p.A. RSP	1,197,736	—	—	1,197,736	38,593,112	—	—
Laurent-Perrier	558,938	—	—	558,938	47,520,905	—	—
Legris Industries SA	896,416	—	—	896,416	21,288,397	—	—
Maezawa Kasei Industries Company Limited	2,045,420	—	—	2,045,420	19,319,992	—	244,442
Robertet SA	235,837	—	—	235,837	69,369,224	—	—
T. Hasegawa Company Limited	3,206,911	—	—	3,206,911	53,980,992	—	383,249
Total					$596,867,041	$163,637	$1,815,513

#Formerly known as FINEL.

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	9.13%
Consumer Staples	11.18
Energy	2.90
Financials	13.56
Health Care	6.31
Industrials	13.53
Information Technology	3.24
Materials	11.57
Telecommunication Services	3.07
Total International Common Stocks	74.49
U.S. Common Stock
Materials	0.24
Total U.S. Common Stock	0.24
International Preferred Stock
Consumer Staples	0.05
Total International Preferred Stock	0.05

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Investment Company	0.00	%*
Right	0.00
Commodity	6.22
Term Loans	0.01
U.S Bond
Government Issues	0.07
Total U.S Bond	0.07
International Notes and Bonds
Government Issues	1.99
Materials	0.14
Total International Notes and Bonds	2.13
Commercial Paper
International Commercial Paper	7.13
U.S. Commercial Paper	8.97
Total Commercial Paper	16.10
Total Investments	99.31%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	1.43	6.85	6.67
		with sales charge	-3.64	5.76	6.12
Standard & Poor's 500 Index			1.21	11.02	6.91
Consumer Price Index			1.13	1.25	1.73

Asset Allocation* (%)

Sector/Industry** (%)

Financials	20.45
Information Technology	14.93
Industrials	12.50
Commodity	9.03
Consumer Discretionary	8.71
Materials	7.06
Energy	6.55
Consumer Staples	1.50
Health Care	1.40
Utilities	1.08
Warrant	0.36

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short term investments.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge gives effect to the deduction of the maximum sales charge of 5.00%.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy and is not available for purchase. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Standard & Poor's 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (precious metal)	9.03
Oracle Corporation (U.S. software developer)	4.10
Comcast Corporation Class 'A' (U.S. cable/satellite television company)	3.92
Omnicom Group, Inc. (U.S. advertising & marketing services provider)	3.32
Weyerhaeuser Company REIT (U.S. forest products company)	3.03
Bank of New York Mellon Corporation (U.S. financial services company)	3.00
Microsoft Corporation (U.S. software developer)	2.72
American Express Company (U.S. financial services company)	2.57
Alleghany Corporation (U.S. insurance company)	2.15
National Oilwell Varco, Inc. (U.S. oil and gas equipment manufacturer)	1.95
Total	35.79

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 73.80%
U.S. Common Stocks — 68.08%
Consumer Discretionary — 8.67%
1,444,082	Comcast Corporation, Class 'A'	$22,263,225	$87,742,422
896,174	Omnicom Group, Inc.	33,547,273	74,355,557
435,102	Vista Outdoor, Inc. (a)	5,993,086	20,876,194
359,081	H&R Block, Inc.	6,046,002	7,267,799
54,090	Tiffany & Company	3,282,579	3,859,322
		71,132,165	194,101,294
Consumer Staples — 1.50%
290,726	Colgate-Palmolive Company	11,156,933	20,618,288
173,177	Wal-Mart Stores, Inc.	7,728,121	11,580,346
77,388	Limoneira Company	1,488,691	1,384,471
		20,373,745	33,583,105
Energy — 5.69%
1,213,178	National Oilwell Varco, Inc.	76,683,561	43,722,935
929,473	FMC Technologies, Inc. (a)	32,748,194	28,339,632
414,278	ConocoPhillips	14,687,730	19,798,346
533,372	Devon Energy Corporation	29,680,933	18,497,341
874,689	San Juan Basin Royalty Trust (b)	14,844,140	6,044,101
96,554	SEACOR Holdings, Inc. (a)	6,036,566	5,674,478
63,037	Phillips 66	4,957,476	5,175,968
		179,638,600	127,252,801
Financials — 19.53%
2,107,946	Weyerhaeuser Company, REIT	41,062,509	67,707,226
1,666,394	Bank of New York Mellon Corporation	37,021,955	67,055,695
879,403	American Express Company	40,907,769	57,539,338
92,464	Alleghany Corporation (a)	26,401,085	48,199,634
909,608	BB&T Corporation	21,844,946	32,181,931
724,595	U.S. Bancorp	17,621,199	30,932,961
450,471	WR Berkley Corporation	12,069,597	25,226,376
437,493	American International Group, Inc.	22,781,145	24,420,859
614,999	Synchrony Financial (a)	18,851,568	18,800,519
78	Berkshire Hathaway, Inc., Class 'A' (a)	5,963,923	17,082,000
485,877	Brown & Brown, Inc.	15,072,951	17,059,141
First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 68.08% (continued)
Financials — 19.53% (continued)
201,716	Cincinnati Financial Corporation	$4,801,492	$13,315,273
90,481	Mastercard, Inc., Class 'A'	1,815,907	8,775,752
112,369	Visa, Inc., Class 'A'	2,025,047	8,679,382
		268,241,093	436,976,087
Health Care — 1.40%
113,913	Anthem, Inc.	4,173,976	16,035,533
188,709	Varian Medical Systems, Inc. (a)	14,401,931	15,319,397
		18,575,907	31,354,930
Industrials — 12.49%
817,802	Flowserve Corporation	38,937,371	39,916,916
215,916	3M Company	13,213,970	36,140,020
394,900	Cintas Corporation	8,980,357	35,454,122
312,435	Union Pacific Corporation	25,564,175	27,253,705
298,869	Orbital ATK, Inc.	7,807,202	26,001,603
271,895	Deere & Company	22,113,579	22,869,088
96,076	WW Grainger, Inc.	20,956,664	22,531,744
486,109	Timken Company	19,040,145	17,320,064
741,908	NOW, Inc. (a)	21,646,553	13,398,858
64,939	Northrop Grumman Corporation	3,395,404	13,394,318
103,917	Cummins, Inc.	9,221,673	12,161,407
51,091	Lockheed Martin Corporation	3,536,076	11,872,527
11,401	Unifirst Corporation	1,160,746	1,235,640
		195,573,915	279,550,012
Information Technology — 14.92%
2,299,321	Oracle Corporation	66,498,422	91,650,935
1,220,064	Microsoft Corporation	28,336,700	60,844,592
738,921	Linear Technology Corporation	18,027,441	32,867,206
1,295,305	Teradata Corporation (a)	52,590,563	32,771,216
590,022	Xilinx, Inc.	23,817,911	25,418,148
893,884	Comtech Telecommunications Corporation (c)	27,986,154	21,631,993
133,795	Automatic Data Processing, Inc.	4,162,893	11,832,830
14,594	Alphabet, Inc., Class 'A' (a)	8,157,701	10,330,801

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 68.08% (continued)
Information Technology — 14.92% (continued)
15,888	Alphabet, Inc., Class 'C' (a)	$3,787,101	$11,010,543
193,008	Texas Instruments, Inc.	9,095,627	11,009,176
98,562	F5 Networks, Inc. (a)	8,795,776	10,324,369
162,313	CommVault Systems, Inc. (a)	7,749,772	7,104,440
230,363	Intel Corporation	3,575,542	6,975,392
		262,581,603	333,771,641
Materials — 2.80%
308,043	Scotts Miracle-Gro Company, Class 'A'	12,914,322	21,803,284
79,413	Praxair, Inc.	8,186,437	9,327,851
49,909	Martin Marietta Materials, Inc.	3,828,305	8,446,100
121,921	Royal Gold, Inc.	7,844,609	7,634,693
62,631	Vulcan Materials Company	2,273,368	6,740,974
325,000	Tahoe Resources, Inc.	2,498,865	4,589,942
65,603	Deltic Timber Corporation	2,989,875	4,100,187
		40,535,781	62,643,031
Utilities — 1.08%
445,669	UGI Corporation	14,796,530	17,933,720
84,216	IDACorp, Inc.	2,454,194	6,125,030
		17,250,724	24,058,750
Total U.S. Common Stocks		1,073,903,533	1,523,291,651
International Common Stocks — 5.72%
Africa — 0.10%
21,756	Randgold Resources Limited, ADR	1,296,964	2,186,478
Australia — 0.93%
1,444,573	Newcrest Mining Limited (a)	20,119,755	20,836,286
Canada — 3.79%
481,259	Agnico-Eagle Mines Limited	18,495,461	22,749,240
1,189,170	Potash Corporation of Saskatchewan, Inc.	43,376,968	21,072,093
867,976	Goldcorp, Inc.	24,213,068	17,489,716
155,814	Franco-Nevada Corporation	6,600,119	10,940,634
228,777	Canadian Natural Resources Limited	6,377,426	6,870,421
152,263	Suncor Energy, Inc.	3,811,531	4,469,472
41,526	Imperial Oil Limited	1,230,500	1,377,106
		104,105,073	84,968,682

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 5.72% (continued)
United Kingdom — 0.90%
161,294	Willis Towers Watson PLC	$11,232,685	$20,145,620
Total International Common Stocks		136,754,477	128,137,066
Total Common Stocks		1,210,658,010	1,651,428,717
Investment Company — 0.00*%
11,773	State Street Institutional U.S. Government Money Market Fund, Premier Class	11,773	11,773
Warrant — 0.36%
United States — 0.36%
371,133	JPMorgan Chase & Company Warrant expire 10/28/18 (a)(b)	3,885,193	7,997,916
Ounces
Commodity — 9.03%
156,194	Gold bullion (a)	186,047,980	201,962,287
Principal
U.S. Corporate Bonds — 0.31%
$6,542,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	6,549,740	6,378,450
600,000	Bausch & Lomb, Inc. 7.125% due 08/01/28 (b)	529,816	537,863
Total U.S. Corporate Bonds		7,079,556	6,916,313
U.S. Treasury Bills — 4.47%
40,000,000	U.S. Treasury Bill 0.23% due 07/21/16	39,979,750	39,983,320
30,000,000	U.S. Treasury Bill 0.27% due 05/12/16	29,997,571	29,998,800
30,000,000	U.S. Treasury Bill 0.30% due 05/19/16	29,995,575	29,997,810
Total U.S. Treasury Bills		99,972,896	99,979,930

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Commercial Paper — 11.94%
International Commercial Paper — 4.69%
Canada — 0.05%
1,047,000 USD	Total Capital Limited 0.60% due 07/15/16	$1,045,713	$1,045,997
France — 0.10%
2,225,000 USD	Essilor International 0.49% due 05/10/16	2,224,733	2,224,745
Germany — 0.54%
3,047,000 USD	BASF AG 0.43% due 06/01/16	3,045,898	3,045,844
1,942,000 USD	BASF AG 0.46% due 05/12/16	1,941,733	1,941,735
1,378,000 USD	Henkel Corporation 0.60% due 07/08/16	1,376,464	1,376,749
4,570,000 USD	Siemens Company 0.47% due 06/17/16	4,567,256	4,567,481
1,293,000 USD	Siemens Company 0.48% due 06/21/16	1,292,139	1,292,217
Italy — 0.93%
20,822,000 USD	Eni S.p.A. 0.61% due 05/02/16	20,821,653	20,821,523
Japan — 1.20%
8,574,000 USD	Hitachi Limited 0.56% due 05/02/16	8,573,869	8,573,668
3,297,000 USD	Honda Corporation 0.49% due 06/08/16	3,295,330	3,295,242
2,771,000 USD	Honda Corporation 0.49% due 06/13/16	2,769,411	2,769,303
12,248,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	12,247,826	12,247,627
New Zealand — 0.03%
595,000 USD	Alpha Finance Corporation Limited 0.44% due 07/14/16	594,474	594,438
Switzerland — 1.13%
4,260,000 USD	Nestlé SA 0.47% due 06/07/16	4,257,986	4,258,168
2,320,000 USD	Roche Holdings, Inc. 0.41% due 05/11/16	2,319,742	2,319,733

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 4.69% (continued)
Switzerland — 1.13% (continued)
9,592,000 USD	Roche Holdings, Inc. 0.43% due 06/17/16	$9,586,741	$9,586,712
1,953,000 USD	Roche Holdings, Inc. 0.45% due 07/19/16	1,951,114	1,951,001
7,183,000 USD	Roche Holdings, Inc. 0.45% due 07/22/16	7,175,801	7,175,290
United Kingdom — 0.71%
1,047,000 USD	AstraZeneca PLC 0.71% due 05/16/16	1,046,695	1,046,809
2,180,000 USD	AstraZeneca PLC 0.73% due 05/09/16	2,179,651	2,179,774
1,557,000 USD	BP Capital Markets PLC 0.71% due 05/05/16	1,556,879	1,556,867
1,557,000 USD	BP Capital Markets PLC 0.71% due 05/06/16	1,556,849	1,556,844
1,047,000 USD	British American Tobacco PLC 0.90% due 06/15/16	1,045,848	1,046,271
1,047,000 USD	British American Tobacco PLC 0.90% due 06/16/16	1,045,823	1,046,255
2,088,000 USD	British American Tobacco PLC 0.90% due 06/20/16	2,085,448	2,086,374
2,397,000 USD	British American Tobacco PLC 0.97% due 07/13/16	2,392,382	2,394,129
2,088,000 USD	GlaxoSmithKline PLC 0.56% due 07/19/16	2,085,480	2,085,721
976,000 USD	GlaxoSmithKline PLC 0.58% due 07/25/16	974,686	974,832
Total International Commercial Paper		105,057,624	105,061,349
U.S. Commercial Paper — 7.25%
$2,009,000	Abbott Laboratories 0.62% due 06/03/16	2,007,877	2,007,717
3,656,000	Abbott Laboratories 0.62% due 06/08/16	3,653,646	3,653,307
7,272,000	Apple, Inc. 0.36% due 06/01/16	7,269,808	7,269,440
6,060,000	Apple, Inc. 0.36% due 06/02/16	6,058,115	6,057,797
4,789,000	Apple, Inc. 0.36% due 06/03/16	4,787,463	4,787,198

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 7.25% (continued)
$3,237,000	Apple, Inc. 0.37% due 06/06/16	$3,235,835	$3,235,664
2,320,000	Apple, Inc. 0.39% due 05/03/16	2,319,951	2,319,913
2,088,000	Apple, Inc. 0.44% due 07/13/16	2,086,179	2,086,064
927,000	Caterpillar Financial Services Company 0.46% due 06/10/16	926,536	926,477
2,865,000	Chevron Corporation 0.36% due 05/13/16	2,864,666	2,864,611
1,402,000	Duke Energy Corporation 0.92% due 05/09/16	1,401,720	1,401,815
9,420,000	Duke Energy Corporation 0.92% due 05/13/16	9,417,174	9,418,245
2,626,000	DuPont 0.90% due 06/06/16	2,623,689	2,624,403
2,004,000	Entergy Corporation 1.19% due 06/03/16	2,001,814	2,002,642
2,397,000	Entergy Corporation 1.19% due 06/10/16	2,393,831	2,395,026
1,043,000	International Business Machines Corporation 0.45% due 06/22/16	1,042,337	1,042,296
8,798,000	MetLife 0.48% due 05/31/16	8,794,554	8,794,606
5,779,000	MetLife 0.56% due 07/20/16	5,771,937	5,771,721
14,130,000	Microsoft Corporation 0.39% due 06/01/16	14,125,376	14,124,871
7,519,000	Microsoft Corporation 0.43% due 06/08/16	7,515,667	7,515,575
3,323,000	Microsoft Corporation 0.43% due 07/13/16	3,320,170	3,319,539
6,374,000	PepsiCo, Inc. 0.41% due 06/21/16	6,370,388	6,369,524
2,088,000	Pfizer, Inc. 0.43% due 06/20/16	2,086,782	2,086,664
14,130,000	Pfizer, Inc. 0.48% due 06/22/16	14,120,407	14,120,462

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Commercial Paper — 7.25% (continued)
$2,771,000	Pfizer, Inc. 0.48% due 06/23/16	$2,769,083	$2,769,082
2,809,000	Pfizer, Inc. 0.48% due 07/11/16	2,806,396	2,806,175
4,789,000	Philip Morris International, Inc. 0.44% due 06/02/16	4,787,169	4,787,123
6,060,000	Philip Morris International, Inc. 0.49% due 06/28/16	6,055,314	6,055,455
6,060,000	Philip Morris International, Inc. 0.49% due 06/29/16	6,055,233	6,055,359
3,047,000	Praxair, Inc. 0.39% due 06/02/16	3,045,971	3,045,806
3,047,000	Praxair, Inc. 0.39% due 06/03/16	3,045,939	3,045,765
2,153,000	Precision Castparts Corporation 0.41% due 05/02/16	2,152,976	2,152,934
1,152,000	Qualcomm, Inc. 0.39% due 06/01/16	1,151,623	1,151,594
2,125,000	Qualcomm, Inc. 0.49% due 07/20/16	2,122,733	2,122,788
781,000	Qualcomm, Inc. 0.49% due 07/21/16	780,156	780,175
1,290,000	Qualcomm, Inc. 0.51% due 05/03/16	1,289,964	1,289,952
2,397,000	Syngenta Wilmington 1.30% due 06/13/16	2,393,278	2,395,052
7,524,000	Walt Disney Company 0.49% due 06/24/16	7,518,583	7,518,300
Total U.S. Commercial Paper		162,170,340	162,171,137
Total Commercial Paper		267,227,964	267,232,486
Total Investments — 99.91% (Cost: $1,774,883,372)			2,235,529,422
Other Assets in Excess of Liabilities — 0.09%			1,992,567
Net Assets — 100.00%			$2,237,521,989

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $14,579,880 or 0.65% of net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

(c)  An affiliate of the Fund as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

(d)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$584,719,098
Gross unrealized depreciation	(124,073,048)
Net unrealized appreciation	$460,646,050

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

SA  — Société Anonyme

S.p.A.  — Società per Azioni

Currencies

USD  — United States Dollar

Affiliated Securities

Affiliated Securities	Shares October 31, 2015	Gross Additions	Gross Reductions	Shares April 30, 2016	Market Value April 30, 2016	Realized Gain/ (Loss)	Dividend Income
Comtech Telecommunications Corporation	1,191,749	—	297,865	893,884	$21,631,993	$(4,897,849)	$625,690

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	8.67%
Consumer Staples	1.50
Energy	5.69
Financials	19.53
Health Care	1.40
Industrials	12.49
Information Technology	14.92
Materials	2.80
Utilities	1.08
Total U.S. Common Stocks	68.08

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
International Common Stocks
Energy	0.57%
Financials	0.90
Materials	4.25
Total International Common Stocks	5.72
Investment Company	0.00 *
Warrant	0.36
Commodity	9.03
U.S. Corporate Bonds
Consumer Discretionary	0.02
Energy	0.29
Total U.S. Corporate Bonds	0.31
U.S. Treasury Bills	4.47
Commercial Paper
International Commercial Paper	4.69
U.S. Commercial Paper	7.25
Total Commercial Paper	11.94
Total Investments	99.91%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund. The Fund's investment objective is to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests primarily in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	21.81	-11.88	0.55
		with sales load	15.69	-12.78	0.03
FTSE Gold Mines Index			36.39	-15.65	-4.30
MSCI World Index			-4.17	5.96	4.13
Consumer Price Index			1.13	1.25	1.73

Asset Allocation* (%)

Countries** (%)

Canada	39.96
United States	31.88
Mexico	7.60
Africa	5.83
Australia	5.54
South Africa	3.72

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares with a sales charge give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index Series is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold Bullion** (United States)	14.81
Goldcorp, Inc. (Canada)	6.11
Randgold Resources Limited ADR (Africa)	5.84
Fresnillo PLC (Mexico)	5.79
Franco-Nevada Corporation (Canada)	5.55
Newcrest Mining Limited (Australia)	5.51
Barrick Gold Corporation (Canada)	4.95
Tahoe Resources, Inc. (United States)	4.81
Royal Gold, Inc. (United States)	4.76
Agnico-Eagle Mines Limited (Canada)	4.64
Total	62.77

*  Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 75.26%
International Common Stocks — 61.59%
Africa — 5.85%
713,177	Randgold Resources Limited, ADR	$11,769,834	$71,674,288
Australia — 5.56%
4,688,004	Newcrest Mining Limited (a)	113,771,023	67,619,007
6,800,000	St. Augustine Gold and Copper Limited (a)(b)(c)	6,754,606	514,864
		120,525,629	68,133,871
Canada — 38.82%
3,715,245	Goldcorp, Inc.	91,988,621	74,862,186
968,861	Franco-Nevada Corporation	18,633,337	68,029,532
3,130,401	Barrick Gold Corporation	75,081,978	60,635,867
1,203,963	Agnico-Eagle Mines Limited	39,293,081	56,911,649
9,407,331	New Gold, Inc. (a)	22,269,492	44,236,274
4,801,889	Kinross Gold Corporation (a)	37,650,637	27,370,767
6,443,257	Eldorado Gold Corporation	64,771,164	27,165,721
7,904,996	IAMGOLD Corporation (a)	20,994,354	26,902,314
1,519,097	Osisko Gold Royalties Limited	19,423,862	20,340,185
1,490,600	MAG Silver Corporation (a)	9,705,164	19,340,853
851,221	Detour Gold Corporation (a)	10,114,628	18,256,441
7,700,300	B2Gold Corporation (a)	10,477,836	17,122,688
5,093,970	Dundee Precious Metals, Inc. (a)	9,291,866	11,327,151
1,620,300	Primero Mining Corporation (a)	7,188,626	3,047,667
71,634	Novagold Resources, Inc. (a)	316,228	464,905
		437,200,874	476,014,200
Mexico — 7.62%
4,368,583	Fresnillo PLC	19,185,204	71,044,560
1,434,150	Industrias Peñoles S.A.B. de C.V.	4,579,993	22,405,872
		23,765,197	93,450,432
South Africa — 3.74%
2,019,555	AngloGold Ashanti Limited, ADR (a)	45,864,060	33,221,680
2,681,635	Gold Fields Limited, ADR	11,637,005	12,603,684
		57,501,065	45,825,364
Total International Common Stocks		650,762,599	755,098,155

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 13.67%
Materials — 13.67%
4,174,549	Tahoe Resources, Inc. (b)	$46,716,395	$58,956,729
932,171	Royal Gold, Inc.	17,941,213	58,372,548
1,438,306	Newmont Mining Corporation	48,693,959	50,297,561
Total U.S. Common Stocks		113,351,567	167,626,838
Total Common Stocks		764,114,166	922,724,993
Investment Company — 0.00*%
19,155	State Street Institutional U.S. Government Money Market Fund, Premier Class	19,155	19,155
Warrant — 0.01%
Canada — 0.01%
59,602	Osisko Gold Royalties, Limited Warrant expire 02/26/19 (a)	81,620	158,660
Ounces
Commodities — 18.31%
140,395	Gold bullion (a)	81,800,172	181,533,507
2,410,530	Silver bullion (a)	45,269,152	42,984,562
Total Commodities		127,069,324	224,518,069
Principal
International Convertible Bond — 1.26%
Canada — 1.26%
15,000,000 USD	Detour Gold Corporation 5.50% due 11/30/17 (c)(d)(e)	15,000,000	15,440,625
Commercial Paper — 5.49%
International Commercial Paper — 5.19%
Germany — 0.12%
1,409,000 USD	Siemens Company 0.48% due 06/21/16	1,408,062	1,408,148

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 5.19% (continued)
Italy — 2.30%
28,204,000 USD	Eni S.p.A. 0.61% due 05/02/16	$28,203,530	$28,203,354
Japan — 2.30%
11,613,000 USD	Hitachi Limited 0.56% due 05/02/16	11,612,823	11,612,550
16,590,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	16,589,765	16,589,495
United Kingdom — 0.47%
2,377,000 USD	AstraZeneca PLC 0.73% due 05/09/16	2,376,619	2,376,753
1,698,000 USD	BP Capital Markets PLC 0.71% due 05/05/16	1,697,868	1,697,855
1,698,000 USD	BP Capital Markets PLC 0.71% due 05/06/16	1,697,835	1,697,830
Total International Commercial Paper		63,586,502	63,585,985
U.S. Commercial Paper — 0.30%
$2,190,000	Abbott Laboratories 0.62% due 06/03/16	2,188,775	2,188,601
1,527,000	Duke Energy Corporation 0.92% due 05/09/16	1,526,695	1,526,799
Total U.S. Commercial Paper		3,715,470	3,715,400
Total Commercial Paper		67,301,972	67,301,385
Total Investments — 100.33% (Cost: $973,586,237)			1,230,162,887
Liabilities in Excess of Other Assets — (0.33)%			(4,025,910)
Net Assets — 100.00%			$1,226,136,977

*  Less than 0.01%

(a)  Non-income producing security/commodity.

(b)  Represents a security registered under Regulation D. Regulation D provides exemptions for small companies to offer and sell their securities without having to register the securities under the Securities Act of 1933.

(c)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $15,955,489 or 1.30% of net assets.

(d)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $15,440,625 or 1.26% of net assets.

(e)  This security is convertible until November 30, 2017.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund | Consolidated Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$407,495,107
Gross unrealized depreciation	(150,918,457)
Net unrealized appreciation	$256,576,650

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

PLC  — Public Limited Company

S.p.A.  — Società per Azioni

Currency

USD  — United States Dollar

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Materials	61.59%
Total International Common Stocks	61.59
U.S. Common Stocks
Materials	13.67
Total U.S. Common Stocks	13.67
Investment Company	0.00 *
Warrant	0.01
Commodities	18.31
International Convertible Bond
Materials	1.26
Total International Convertible Bond	1.26
Commercial Paper
International Commercial Paper	5.19
U.S. Commercial Paper	0.30
Total Commercial Paper	5.49
Total Investments	100.33%

*Less than 0.01%

See Notes to Consolidated Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns (%)			One-Year	Since Inception (05/01/12)^
First Eagle Global Income Builder	Class A	without sales load	-0.82	5.85
		with sales load	-5.81	4.49
Composite Index			-1.21	6.45
MSCI World Index			-4.17	8.70
Barclays U.S. Aggregate Bond Index			2.72	2.66

Asset Allocation* (%)

Countries** (%)

United States	40.74
France	8.64
Canada	6.85
Hong Kong	4.72
United Kingdom	4.47
Netherlands	3.16
Singapore	2.85
Japan	2.74
Bermuda	2.56
Germany	1.78
Switzerland	1.76
Sweden	1.63
Australia	1.51
Mexico	1.01
Austria	0.90
Belgium	0.75
Norway	0.73
Chile	0.63
South Korea	0.62
Thailand	0.46
Italy	0.43
Denmark	0.35
New Zealand	0.33
Russia	0.30
Ireland	0.24
Brazil	0.19
Israel	0.13
Romania	0.10

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

Effective March 1, 2016 the Fund is compared against a composite index, 60% of which consists of the MSCI World Index and 40% of which consists of the Barclays U.S. Aggregate Bond Index. The Fund believes this composite index provides a useful comparison against the performance of the Fund, which currently invests in both equity and fixed income securities. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Weyerhaeuser Company REIT (U.S. forest products company)	1.68
Mandarin Oriental International Limited (Hong Kong hotels & resorts operator)	1.64
Gold Bullion (precious metal)	1.56
ACCO Brands Corporation (U.S. office supplies manufacturer)	1.54
Nestlé SA (Swiss food and nutrition company)	1.53
GlaxoSmithKline PLC (U.K. pharmaceutical company)	1.46
Bi-Lo LLC (U.S. supermarket chain)	1.45
Microsoft Corporation (U.S. software developer)	1.41
Danone SA (French food processing company)	1.30
HeidelbergCement AG (German cement company)	1.22
Total	14.79

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 53.61%
International Common Stocks — 38.51%
Austria — 0.90%
90,832	Mayr Melnhof Karton AG	$10,042,057	$10,660,740
Belgium — 0.75%
100,327	Groupe Bruxelles Lambert SA (a)	8,638,231	8,860,654
Bermuda — 1.34%
160,000	Jardine Matheson Holdings Limited	8,396,815	8,848,000
537,434	Hiscox Limited	6,659,513	7,071,376
		15,056,328	15,919,376
Brazil — 0.19%
4,245,517	Brasil Brokers Participacoes SA (a)(b)	5,221,651	2,259,009
Canada — 4.51%
703,505	Goldcorp, Inc.	16,611,038	14,175,625
1,094,626	TransAlta Renewables, Inc.	11,445,462	10,800,566
213,376	Agnico-Eagle Mines Limited	5,743,368	10,086,340
348,482	Potash Corporation of Saskatchewan, Inc.	11,814,061	6,175,101
315,020	Cenovus Energy, Inc.	8,750,879	4,989,917
63,658	Franco-Nevada Corporation	2,551,899	4,469,809
95,933	Suncor Energy, Inc.	2,403,325	2,815,982
		59,320,032	53,513,340
Chile — 0.62%
312,465	Cia Cervecerias Unidas SA, ADR	6,593,140	7,005,465
200,388	Quinenco SA	413,623	394,301
		7,006,763	7,399,766
Denmark — 0.35%
109,595	ISS AS	3,464,789	4,161,430
France — 6.62%
219,363	Danone SA	14,766,930	15,364,784
407,222	Bouygues SA	12,251,175	13,578,357
152,429	Sanofi	14,870,336	12,585,999
205,882	Cie de Saint-Gobain	10,141,898	9,428,632
518,267	Rexel SA	7,819,474	7,851,236
218,406	Carrefour SA	6,622,071	6,188,375
104,101	Total SA	5,196,326	5,236,495

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.51% (continued)
France — 6.62% (continued)
39,029	Thermador Groupe	$3,288,696	$3,568,957
43,918	Legrand SA	2,160,460	2,501,341
91,258	Neopost SA	5,941,904	2,234,103
		83,059,270	78,538,279
Germany — 1.77%
163,286	HeidelbergCement AG	12,287,862	14,507,057
197,473	Hamburger Hafen und Logistik AG	4,717,771	3,097,796
371,436	Telefonica Deutschland Holding AG	1,810,477	1,885,838
120,109	SMT Scharf AG (a)(b)	3,295,905	1,512,839
		22,112,015	21,003,530
Hong Kong — 4.71%
12,987,500	Mandarin Oriental International Limited	22,128,977	19,481,250
3,554,651	Hopewell Holdings Limited	12,187,528	12,006,324
4,629,534	Hang Lung Properties Limited	11,596,245	9,238,895
1,749,774	Great Eagle Holdings Limited	5,919,319	7,105,658
1,193,083	Hysan Development Company Limited	5,499,319	5,283,348
3,954,292	Hopewell Highway Infrastructure Limited	1,911,217	1,972,838
67,700	Guoco Group Limited (a)	589,955	746,220
		59,832,560	55,834,533
Ireland — 0.23%
95,834	CRH PLC	2,244,815	2,783,755
Israel — 0.13% (c)
318,065	Israel Chemicals Limited	3,160,135	1,584,586
Italy — 0.43%
261,853	Italcementi S.p.A.	968,200	3,106,290
41,871	Recordati S.p.A.	355,865	1,063,886
53,369	Eni S.p.A	861,148	867,765
		2,185,213	5,037,941
Japan — 2.73%
463,800	KDDI Corporation	9,272,975	13,813,743
438,000	Astellas Pharma, Inc.	4,337,675	6,162,462
115,900	Hoya Corporation	2,425,256	4,641,446
153,700	Sompo Japan Nipponkoa Holdings, Inc.	3,442,413	4,247,696

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.51% (continued)
Japan — 2.73% (continued)
17,100	Fanuc Corporation	$2,279,364	$2,652,589
108,500	Dexerials Corporation	1,158,337	915,724
		22,916,020	32,433,660
Mexico — 0.37%
270,387	Fresnillo PLC	4,330,289	4,397,198
Netherlands — 1.69%
291,766	Sligro Food Group NV	10,728,966	11,636,242
38,897	HAL Trust (a)	4,970,303	8,416,985
		15,699,269	20,053,227
New Zealand — 0.33%
1,038,935	SKY Network Television Limited	4,011,307	3,866,575
Norway — 0.73%
993,802	Orkla ASA	7,859,231	8,676,799
Romania — 0.10%
200,000	Societatea Nationala de Gaze Naturale ROMGAZ SA, GDR (a)(d)(e)	1,850,000	1,192,000
Russia — 0.30%
687,492	Gazprom PAO, ADR	5,077,143	3,552,959
Singapore — 1.97%
24,584,698	Asian Pay Television Trust	15,163,351	10,968,375
10,157,800	Frasers Commercial Trust, REIT	10,283,730	9,781,277
8,325,700	Overseas Education Limited (a)	5,229,085	2,600,137
		30,676,166	23,349,789
South Korea — 0.62%
67,813	KT&G Corporation	5,066,454	7,320,519
Sweden — 0.64%
210,953	Investor AB, Class 'A' (a)	6,088,519	7,628,558
Switzerland — 1.76%
243,184	Nestlé SA	17,068,987	18,125,358
6,486	APG SGA SA	1,895,793	2,717,994
		18,964,780	20,843,352
Thailand — 0.46%
952,800	Bangkok Bank PCL, NVDR	5,265,666	4,473,496
1,762,000	Thai Beverage PCL	512,015	976,086
		5,777,681	5,449,582

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
International Common Stocks — 38.51% (continued)
United Kingdom — 4.26%
812,871	GlaxoSmithKline PLC	$19,711,937	$17,328,940
160,862	British American Tobacco PLC	8,720,206	9,801,321
1,559,205	Mitie Group PLC	6,660,589	6,180,848
1,987,947	WM Morrison Supermarkets PLC	7,720,984	5,550,864
203,891	Diageo PLC	5,467,516	5,499,520
782,467	esure Group PLC	2,527,920	3,068,623
15,942	Willis Towers Watson PLC	1,787,756	1,991,156
447,029	Brammer PLC	1,267,359	1,139,794
		53,864,267	50,561,066
Total International Common Stocks		463,524,985	456,882,223
U.S. Common Stocks — 15.10%
Consumer Discretionary — 1.00%
81,133	Omnicom Group, Inc.	6,041,414	6,731,605
100,083	H&R Block, Inc.	2,262,066	2,025,680
13,891	McDonald's Corporation	1,254,974	1,757,073
19,743	Tiffany & Company	1,199,244	1,408,663
		10,757,698	11,923,021
Consumer Staples — 0.81%
93,798	Wal-Mart Stores, Inc.	7,054,864	6,272,272
46,656	Colgate-Palmolive Company	2,612,501	3,308,844
		9,667,365	9,581,116
Energy — 1.45%
145,467	ConocoPhillips	8,904,714	6,951,868
157,585	National Oilwell Varco, Inc.	9,011,365	5,679,363
356,080	San Juan Basin Royalty Trust (a)	6,002,453	2,460,513
25,373	Phillips 66	1,996,685	2,083,377
		25,915,217	17,175,121
Financials — 2.61%
620,016	Weyerhaeuser Company, REIT	16,278,902	19,914,914
155,799	BB&T Corporation	5,504,246	5,512,168
43,969	Cincinnati Financial Corporation	1,888,063	2,902,394
40,067	American Express Company	2,239,196	2,621,584
		25,910,407	30,951,060

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 15.10% (continued)
Industrials — 3.64%
95,254	Deere & Company	$7,677,276	$8,011,814
47,526	3M Company	5,932,657	7,954,902
72,028	Union Pacific Corporation	5,901,724	6,283,002
25,361	WW Grainger, Inc.	5,539,276	5,947,662
111,960	Flowserve Corporation	4,484,064	5,464,768
111,023	Timken Company	4,164,578	3,955,749
15,646	Northrop Grumman Corporation	1,689,070	3,227,144
10,234	Lockheed Martin Corporation	884,494	2,378,177
		36,273,139	43,223,218
Information Technology — 4.65%
336,175	Microsoft Corporation	10,783,452	16,765,047
219,609	Xilinx, Inc.	9,018,972	9,460,756
225,889	Oracle Corporation	9,541,921	9,003,936
282,630	Comtech Telecommunications Corporation	9,139,381	6,839,646
127,742	Linear Technology Corporation	4,746,932	5,681,964
70,601	Texas Instruments, Inc.	3,327,465	4,027,081
23,240	Automatic Data Processing, Inc.	1,181,513	2,055,346
43,626	Intel Corporation	927,230	1,320,995
		48,666,866	55,154,771
Materials — 0.51%
27,686	Praxair, Inc.	2,859,576	3,251,997
44,253	Royal Gold, Inc.	2,247,976	2,771,123
		5,107,552	6,023,120
Utilities — 0.43%
127,584	UGI Corporation	4,234,335	5,133,980
Total U.S. Common Stocks		166,532,579	179,165,407
Total Common Stocks		630,057,564	636,047,630
U.S. Preferred Stocks — 0.15%
Financials — 0.15%
67,936	MetLife, Inc., Series 'A' (a)	1,637,203	1,705,873
4,712	General American Investors Company, Inc., Series 'B'	122,920	126,234
Total U.S. Preferred Stocks		1,760,123	1,832,107

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Investment Company — 0.00*%
28,661	State Street Institutional U.S. Government Money Market Fund, Premier Class	$28,661	$28,661
Ounces
Commodity — 1.56%
14,343	Gold bullion (b)	18,411,922	18,545,146
Principal
Bonds — 32.06%
U.S. Corporate Bonds — 20.87%
$17,249,000	ACCO Brands Corporation 6.75% due 04/30/20	17,661,953	18,283,940
7,668,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	7,933,130	8,089,740
2,281,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,333,918	2,372,240
4,392,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	4,466,564	4,644,540
17,718,000	Bi-Lo LLC 9.25% due 02/15/19 (d)	17,641,778	17,142,165
6,624,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	6,716,524	6,524,640
10,827,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (d)	10,753,243	10,556,325
2,114,000	Cloud Peak Energy Resources LLC 6.375% due 03/15/24	2,142,077	729,330
10,497,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	7,666,417	4,776,135
5,903,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	4,447,832	5,593,093
2,859,000	DCP Midstream LLC 4.75% due 09/30/21 (d)	2,116,583	2,601,690
8,902,000	DCP Midstream LLC 5.35% due 03/15/20 (d)	8,317,815	8,456,900
1,545,000	DCP Midstream LLC 6.45% due 11/03/36 (d)	1,209,164	1,303,594
6,633,000	Dollar Tree, Inc. 5.75% due 03/01/23 (d)	6,886,109	7,082,717

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 20.87% (continued)
$13,351,000	Frontier Communications Corporation 8.875% due 09/15/20 (d)	$13,360,247	$14,135,371
12,646,000	GameStop Corporation 5.50% due 10/01/19 (d)	12,623,801	12,361,465
8,813,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (d)	8,655,774	8,813,000
2,626,000	Huntington Ingalls Industries, Inc. 5.00% due 12/15/21 (d)	2,643,741	2,752,389
2,516,000	Joy Global, Inc. 5.125% due 10/15/21	1,855,349	2,276,980
10,530,000	KLX, Inc. 5.875% due 12/01/22 (d)	10,480,787	10,595,812
8,096,000	Landry's, Inc. 9.375% due 05/01/20 (d)	8,445,809	8,510,920
6,475,000	Outerwall, Inc. 6.00% due 03/15/19	6,512,843	5,778,938
3,292,000	Parker Drilling Company 6.75% due 07/15/22	2,992,063	2,567,760
3,927,000	Plantronics, Inc. 5.50% due 05/31/23 (d)	3,920,521	3,936,818
3,500,000	Post Holdings, Inc. 6.75% due 12/01/21 (d)	3,585,559	3,668,455
5,548,000	Post Holdings, Inc. 7.375% due 02/15/22	5,679,737	5,846,205
3,935,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (d)	3,940,157	4,028,456
1,520,000	Spectrum Brands, Inc. 5.75% due 07/15/25	1,520,000	1,612,188
13,774,000	Sprint Capital Corporation 6.90% due 05/01/19	10,413,819	12,603,210
6,339,000	Sprint Communications, Inc. 6.00% due 12/01/16	6,336,542	6,370,695
4,616,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (d)	4,630,825	4,604,460
6,321,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	6,302,503	6,115,568
7,389,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (d)	7,426,807	7,758,450
7,092,000	Vulcan Materials Company 4.50% due 04/01/25	7,116,570	7,552,980

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 20.87% (continued)
$6,868,000	Western Digital Corporation 7.375% due 04/01/23 (d)	$7,001,842	$6,932,387
4,356,000	Western Digital Corporation 10.50% due 04/01/24 (d)	4,370,201	4,236,210
5,353,000	Zebra Technologies Corporation 7.25% due 10/15/22	5,841,461	5,795,158
509,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (d)	506,677	531,905
Total U.S. Corporate Bonds		246,456,742	247,542,829
International Bonds — 11.19%
International Corporate Bonds — 9.68%
Australia — 1.51%
4,459,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (d)	4,316,914	3,801,298
13,933,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (d)	14,233,457	14,107,162
		18,550,371	17,908,460
Bermuda — 1.21%
891,000 USD	Aircastle Limited 4.625% due 12/15/18	891,000	922,185
4,919,000 USD	Aircastle Limited 5.50% due 02/15/22	5,048,099	5,232,586
4,859,000 USD	Aircastle Limited 6.25% due 12/01/19	5,107,186	5,332,753
2,525,000 USD	Aircastle Limited 7.625% due 04/15/20	2,659,701	2,865,875
		13,705,986	14,353,399
Canada — 2.32%
10,031,000 USD	New Gold, Inc. 6.25% due 11/15/22 (d)	9,594,497	9,228,520
500,000 USD	New Gold, Inc. 7.00% due 04/15/20 (d)	506,546	487,500
7,627,000 USD	Open Text Corporation 5.625% due 01/15/23 (d)	7,631,190	7,817,675
11,175,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	11,215,983	9,610,500

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 9.68% (continued)
Canada — 2.32% (continued)
400,000 USD	Precision Drilling Corporation 6.625% due 11/15/20	$400,445	$356,500
		29,348,661	27,500,695
France — 2.00%
3,000,000 USD	Numericable-SFR SAS 4.875% due 05/15/19 (d)	2,962,792	3,111,000
9,846,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (d)	9,882,598	9,858,800
10,427,000 USD	Rexel SA 5.25% due 06/15/20 (d)	10,519,126	10,765,877
		23,364,516	23,735,677
Netherlands — 1.46%
4,590,000 USD	Schaeffler Holding Finance BV 6.25% due 11/15/19 (d)(f)	4,780,061	4,785,075
4,455,000 USD	Schaeffler Holding Finance BV 6.75% due 11/15/22 (d)(f)	4,887,135	4,847,597
7,449,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (d)(f)	7,589,303	7,672,470
		17,256,499	17,305,142
Sweden — 0.98%
6,019,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (d)	6,022,818	6,003,953
3,950,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (d)	5,152,075	4,522,949
1,000,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (g)	1,285,940	1,145,050
		12,460,833	11,671,952
United Kingdom — 0.20%
2,210,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (d)	2,198,556	2,331,550
Total International Corporate Bonds		116,885,422	114,806,875
International Government Bonds — 1.51%
Mexico — 0.64%
129,730,000 MXN	Mexican Bonos 4.75% due 06/14/18	8,522,740	7,588,880

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Government Bonds — 1.51% (continued)
Singapore — 0.87%
12,124,000 SGD	Singapore Government Bond 2.375% due 04/01/17	$9,249,873	$9,138,567
1,568,000 SGD	Singapore Government Bond 3.25% due 09/01/20	1,242,047	1,255,123
		10,491,920	10,393,690
Total International Government Bonds		19,014,660	17,982,570
Total International Bonds		135,900,082	132,789,445
Total Bonds		382,356,824	380,332,274
Term Loans — 2.95%
United States — 2.95%
4,917,568 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (a)	4,843,327	3,196,419
6,778,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (a)	6,680,039	3,727,900
11,820,690 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	11,732,103	11,839,130
7,278,618 USD	Libbey Glass, Inc., Term Loan B 3.75% due 04/09/21	7,277,361	7,260,422
6,904,387 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19 (a)	6,888,045	6,541,907
6,080,108 USD	Osum Productions Corporation 6.50% due 07/28/20 (a)	5,964,376	2,432,043
Total Term Loans		43,385,251	34,997,821
International Commercial Paper — 9.40%
Italy — 4.70%
55,744,000 USD	Eni S.p.A. 0.61% due 05/02/16	55,743,071	55,742,723
Japan — 4.70%
22,953,000 USD	Hitachi Limited 0.56% due 05/02/16	22,952,649	22,952,111

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 9.40% (continued)
Japan — 4.70% (continued)
32,790,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	$32,789,536	$32,789,002
Total International Commercial Paper		111,485,256	111,483,836
Total Investments — 99.73% (Cost: $1,187,485,601)			1,183,267,475
Other Assets in Excess of Liabilities — 0.27%			3,154,858
Net Assets — 100.00%			$1,186,422,333

*  Less than 0.01%

(a)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $53,281,057 or 4.49% of net assets.

(b)  Non-income producing security/commodity.

(c)  Securities with a total market value equal to $1,584,586 have been fair valued based on fair value adjustment factors at April 30, 2016.

(d)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(e)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $1,192,000 or 0.10% of net assets.

(f)  Payment-in-kind security.

(g)  Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$77,649,484
Gross unrealized depreciation	(81,867,610)
Net unrealized depreciation	$(4,218,126)

Abbreviations used in this schedule include:

ADR  — American Depositary Receipt

AG  — Aktien Gesellschaft

AS  — Anonim Sirket

ASA  — Norwegian Public Limited Company

GDR  — Global Depositary Receipt

NVDR  — Non-Voting Depository Receipt

PAO  — Russian Public Joint Stock Company

PCL  — Public Company Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

SA  — Société Anonyme

S.p.A.  — Società per Azioni

SAS  — Société par Actions Simplifiée

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Currencies

EUR  — Euro

MXN  — Mexican Peso

SGD  — Singapore Dollar

USD  — United States Dollar

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
05/18/16	7,225,000	Euro	$8,112,953	$8,276,553	$—	$(163,600)
06/15/16	5,406,000	Euro	6,073,965	6,198,108	—	(124,143)
08/17/16	3,968,000	Euro	4,367,697	4,558,690	—	(190,993)
09/14/16	6,648,000	Euro	7,591,085	7,645,141	—	(54,056)
05/18/16	1,727,000	British Pound	2,452,651	2,523,497	—	(70,846)
06/15/16	594,000	British Pound	837,923	868,020	—	(30,097)
06/15/16	68,204,000	Japanese Yen	633,904	641,676	—	(7,772)
07/13/16	68,204,000	Japanese Yen	634,631	642,297	—	(7,666)
08/17/16	68,204,000	Japanese Yen	635,076	642,975	—	(7,899)
09/14/16	68,204,000	Japanese Yen	635,816	643,642	—	(7,826)
10/19/16	68,204,000	Japanese Yen	635,077	642,830	—	(7,753)
			$32,610,778	$33,283,429	$—	$(672,651)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
International Common Stocks
Consumer Discretionary	3.35%
Consumer Staples	8.10
Energy	1.58
Financials	6.77
Health Care	3.52
Industrials	6.64
Information Technology	0.27
Materials	6.05
Telecommunication Services	1.32
Utilities	0.91
Total International Common Stocks	38.51
U.S. Common Stocks
Consumer Discretionary	1.00
Consumer Staples	0.81
Energy	1.45

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Income Builder Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
Financials	2.61%
Industrials	3.64
Information Technology	4.65
Materials	0.51
Utilities	0.43
Total U.S. Common Stocks	15.10
U.S. Preferred Stocks
Financials	0.15
Total U.S. Preferred Stocks	0.15
Investment Company	0.00 *
Commodity	1.56
U.S. Corporate Bonds
Consumer Discretionary	6.05
Consumer Staples	2.39
Energy	3.08
Financials	1.23
Industrials	3.51
Information Technology	0.94
Telecommunication Services	3.67
Total U.S. Corporate Bonds	20.87
International Corporate Bonds
Consumer Discretionary	1.25
Consumer Staples	0.41
Energy	0.84
Financials	1.53
Industrials	0.91
Information Technology	1.75
Materials	2.99
Total International Corporate Bonds	9.68
International Government Bonds
Government Issues	1.51
Total International Government Bonds	1.51
Term Loans	2.95
International Commercial Paper	9.40
Total Investments	99.73%

*Less than 0.01%

See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle High Yield Fund

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Since Inception (11/19/07)
First Eagle High Yield Fund	Class I	-5.23	3.54	8.42
Barclays U.S. Corporate High Yield Bond Index		-1.12	5.41	7.62

Asset Allocation* (%)

Countries** (%)

United States	71.23
Canada	6.69
Australia	2.81
France	2.28
United Kingdom	2.19
Netherlands	2.08
Bermuda	1.34
Sweden	1.19
Italy	0.53
Ireland	0.22

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Countries percentages are based on total investments in the portfolio.

**Country allocations reflect country of the issuer (not currency of issue) and exclude short term investments. Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. Performance information is for Class I Shares and assumes all distributions have been reinvested and if a sales charge was included values would be lower. Had fees not been waived and/or expenses reimbursed, the performance would have been lower.

The Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

Bi-Lo LLC, Senior Unsecured (Supermarket chain)	2.10
ACCO Brands Corporation (Office equipment & supplies)	1.94
Post Holdings, Inc. (Cereal products manufacturer)	1.80
Bi-Lo LLC, Senior Secured (Supermarket chain)	1.80
JC Penney Corporation, Inc. First Lien Term Loan (Department store)	1.80
Bon-Ton Department Stores, Inc. (U.S. retail store company)	1.76
Outerwall, Inc. (Automated retail solutions)	1.66
Thompson Creek Metals Company, Inc. (Mineral mining)	1.56
Aerojet Rocketdyne Holdings, Inc. (Aerospace and defense products)	1.49
HCA, Inc. (Electronic components manufacturer)	1.46
Total	17.37

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stock — 0.02%
Industrials — 0.02%
119,580	Rex Energy Corporation (a)(b)(c)(h)	$596,638	$114,737
Principal
Bonds — 76.99%
U.S. Corporate Bonds — 57.86%
$10,940,000	ACCO Brands Corporation 6.75% due 04/30/20 (d)	11,101,072	11,596,400
8,407,000	Aerojet Rocketdyne Holdings, Inc. 7.125% due 03/15/21	8,628,345	8,869,385
7,161,000	Alliance One International, Inc. 9.875% due 07/15/21	6,095,928	5,961,532
2,909,000	American Axle & Manufacturing, Inc. 6.25% due 03/15/21	2,909,000	3,025,360
3,278,000	American Axle & Manufacturing, Inc. 6.625% due 10/15/22	3,307,136	3,466,485
3,763,000	Antero Resources Corporation 5.375% due 11/01/21	3,789,335	3,640,703
8,582,000	Antero Resources Corporation 5.625% due 06/01/23	8,587,135	8,324,540
5,156,000	Ashtead Capital, Inc. 6.50% due 07/15/22 (e)	5,391,351	5,439,580
6,685,000	Atlas Energy Holdings Operating Company LLC 7.75% due 01/15/21 (b)	6,731,629	1,069,600
5,533,000	Atlas Energy Holdings Operating Company LLC 9.25% due 08/15/21 (b)	2,452,259	885,280
6,458,000	Atwood Oceanics, Inc. 6.50% due 02/01/20	5,224,219	4,229,990
3,031,000	Basic Energy Services, Inc. 7.75% due 10/15/22	3,031,000	962,343
16,673,000	Bi-Lo LLC 8.625% due 09/15/18 (e)(f)	15,249,017	12,504,750
11,088,000	Bi-Lo LLC 9.25% due 02/15/19 (e)	11,254,742	10,727,640
12,954,000	Bon-Ton Department Stores, Inc. 10.625% due 07/15/17	12,882,671	10,492,740
3,600,000	California Resources Corporation 8.00% due 12/15/22 (e)	907,493	2,475,000

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 57.86% (continued)
$2,841,000	CCO Holdings LLC 6.625% due 01/31/22	$2,892,331	$3,018,563
465,000	CCO Safari II LLC 4.908% due 07/23/25 (e)	465,000	501,292
2,309,000	CEC Entertainment, Inc. 8.00% due 02/15/22	2,315,573	2,078,100
4,123,000	Centene Escrow Corporation 5.625% due 02/15/21 (e)	4,267,141	4,339,458
3,984,000	CenturyLink, Inc. Series 'S' 6.45% due 06/15/21	4,114,948	4,063,680
6,468,000	CenturyLink, Inc. Series 'W' 6.75% due 12/01/23	6,543,109	6,370,980
6,444,000	Citgo Petroleum Corporation 6.25% due 08/15/22 (e)	6,370,843	6,282,900
10,945,000	Cloud Peak Energy Resources LLC 8.50% due 12/15/19	7,878,953	4,979,975
3,499,000	CNH Industrial Capital LLC 6.25% due 11/01/16	3,575,809	3,564,606
600,000	Crestwood Midstream Partners L.P. 6.00% due 12/15/20	578,006	568,500
6,755,000	Crestwood Midstream Partners L.P. 6.125% due 03/01/22	6,872,428	6,163,937
3,692,000	Crown Americas LLC 4.50% due 01/15/23	3,788,741	3,765,840
4,372,000	DaVita HealthCare Partners, Inc. 5.00% due 05/01/25	4,389,576	4,372,000
6,386,000	DCP Midstream LLC 4.75% due 09/30/21 (e)	4,494,935	5,811,260
9,524,000	DFC Finance Corporation 10.50% due 06/15/20 (e)	9,561,741	5,988,215
1,767,000	Dollar Tree, Inc. 5.75% due 03/01/23 (e)	1,843,798	1,886,803
7,129,000	DriveTime Automotive Group, Inc. 8.00% due 06/01/21 (e)	7,150,043	6,416,100
7,344,000	EP Energy LLC 9.375% due 05/01/20	6,661,850	4,787,407
2,894,000	Frontier Communications Corporation 7.125% due 03/15/19	2,985,221	3,053,170
5,421,000	Frontier Communications Corporation 8.50% due 04/15/20	5,977,346	5,732,707

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 57.86% (continued)
$3,698,000	Frontier Communications Corporation 8.875% due 09/15/20 (e)	$3,733,643	$3,915,258
5,005,000	GameStop Corporation 5.50% due 10/01/19 (e)	5,000,468	4,892,387
3,244,000	Genesis Energy L.P. 6.00% due 05/15/23	3,244,000	3,000,700
6,986,000	Global Partners L.P. 6.25% due 07/15/22	7,045,475	5,728,520
6,461,000	Harland Clarke Holdings Corporation 6.875% due 03/01/20 (e)	6,480,975	5,879,510
4,247,000	Harland Clarke Holdings Corporation 9.75% due 08/01/18 (e)	4,181,987	4,247,000
8,500,000	HCA, Inc. 3.75% due 03/15/19	8,646,065	8,733,750
5,052,000	Headwaters, Inc. 7.25% due 01/15/19	5,113,514	5,203,560
1,249,000	Joy Global, Inc. 5.125% due 10/15/21	920,599	1,130,345
10,867,000	Kemet Corporation 10.50% due 05/01/18	10,863,850	8,476,260
4,583,000	KLX, Inc. 5.875% due 12/01/22 (e)	4,585,939	4,611,644
7,922,000	Landry's, Inc. 9.375% due 05/01/20 (e)	8,208,141	8,328,002
5,327,000	Magnachip Semiconductor Corporation 6.625% due 07/15/21	5,308,043	3,915,345
11,071,000	Outerwall, Inc. 6.00% due 03/15/19	10,967,791	9,880,867
4,048,000	Parker Drilling Company 6.75% due 07/15/22	4,119,931	3,157,440
134,000	Parker Drilling Company 7.50% due 08/01/20	134,000	111,220
1,370,000	Plantronics, Inc. 5.50% due 05/31/23 (e)	1,374,180	1,373,425
980,000	Post Holdings, Inc. 6.75% due 12/01/21 (e)	988,432	1,027,167
10,198,000	Post Holdings, Inc. 7.375% due 02/15/22	10,568,430	10,746,142
715,000	Quintiles Transnational Corporation 4.875% due 05/15/23 (e)	715,000	731,981

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
U.S. Corporate Bonds — 57.86% (continued)
$5,386,000	Radio Systems Corporation 8.375% due 11/01/19 (e)	$5,427,614	$5,601,440
7,972,000	Rex Energy Corporation 1.00% due 10/01/20 (b)(e)(g)	7,193,620	1,155,940
4,720,000	Silgan Holdings, Inc. 5.50% due 02/01/22	4,699,529	4,873,400
2,699,000	Southwestern Energy Co. 7.50% due 02/01/18	2,178,363	2,651,768
3,968,000	Spectrum Brands, Inc. 5.75% due 07/15/25	4,039,078	4,208,659
8,108,000	Sprint Capital Corporation 6.90% due 05/01/19	6,157,000	7,418,820
4,529,000	Sprint Communications, Inc. 6.00% due 12/01/16	4,542,692	4,551,645
7,500,000	Sprint Communications, Inc. 7.00% due 08/15/20	7,741,829	6,225,000
4,079,000	Sprint Corporation 7.25% due 09/15/21	4,213,170	3,293,793
3,228,000	Taylor Morrison Communities, Inc. 5.875% due 04/15/23 (e)	3,238,360	3,219,930
4,841,000	The Men's Wearhouse, Inc. 7.00% due 07/01/22	4,363,269	4,235,875
4,833,000	Time, Inc. 5.75% due 04/15/22 (e)	4,833,000	4,604,302
4,436,000	Toys R Us Property Company II LLC 8.50% due 12/01/17	4,427,483	4,291,830
4,887,000	Vista Outdoor, Inc. 5.875% due 10/01/23 (e)	4,912,003	5,131,350
2,254,000	Vizient, Inc. 10.375% due 03/01/24 (e)	2,254,000	2,434,320
3,386,000	Western Digital Corporation 7.375% due 04/01/23 (e)	3,451,949	3,417,744
2,142,000	Western Digital Corporation 10.50% due 04/01/24 (e)	2,148,989	2,083,095
2,721,000	Zebra Technologies Corporation 7.25% due 10/15/22	2,969,291	2,945,755
341,000	ZF North America Capital, Inc. 4.00% due 04/29/20 (e)	339,444	356,345
Total U.S. Corporate Bonds		381,600,870	345,208,355

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 19.13%
Australia — 2.78%
9,400,000 USD	Ausdrill Finance PTY Limited 6.875% due 11/01/19 (e)	$8,927,552	$8,013,500
8,469,000 USD	Nufarm Australia Limited 6.375% due 10/15/19 (e)	8,617,845	8,574,862
		17,545,397	16,588,362
Bermuda — 1.33%
1,707,000 USD	Aircastle Limited 4.625% due 12/15/18	1,707,000	1,766,745
1,000,000 USD	Aircastle Limited 6.75% due 04/15/17	1,029,096	1,032,700
4,515,000 USD	Aircastle Limited 7.625% due 04/15/20	4,642,882	5,124,525
		7,378,978	7,923,970
Canada — 6.62%
10,821,000 USD	Jupiter Resources, Inc. 8.50% due 10/01/22 (e)	10,434,067	6,871,335
7,176,000 USD	New Gold, Inc. 6.25% due 11/15/22 (e)	6,973,034	6,601,920
1,974,000 USD	New Gold, Inc. 7.00% due 04/15/20 (e)	1,987,385	1,924,650
8,500,000 USD	Open Text Corporation 5.625% due 01/15/23 (e)	8,559,031	8,712,500
7,056,000 USD	Precision Drilling Corporation 6.50% due 12/15/21	7,152,950	6,068,160
9,684,000 USD	Thompson Creek Metals Company, Inc. 9.75% due 12/01/17	9,666,582	9,284,535
		44,773,049	39,463,100
France — 2.25%
4,000,000 USD	Numericable-SFR SAS 4.875% due 05/15/19 (e)	3,976,061	4,148,000
4,221,000 USD	Numericable-SFR SAS 6.00% due 05/15/22 (e)	4,279,577	4,226,487
4,900,000 USD	Rexel SA 5.25% due 06/15/20 (e)	4,876,773	5,059,250
		13,132,411	13,433,737

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Corporate Bonds — 19.13% (continued)
Ireland — 0.22%
1,000,000 USD	Ardagh Packaging Finance PLC 144A 3.89% due 05/15/21 (e)	$995,000	$995,000
300,000 USD	Ardagh Packaging Finance PLC 144A 4.625% due 05/15/23 (e)	300,000	300,000
		1,295,000	1,295,000
Italy — 0.52%
2,705,000 EUR	Onorato Armatori S.p.A. 7.75% due 02/15/23 (e)	3,018,374	3,128,335
Netherlands — 2.06%
2,228,000 USD	Schaeffler Holding Finance BV 6.75% due 11/15/22 (e)(f)	2,444,116	2,424,342
4,683,000 USD	Schaeffler Holding Finance BV 6.875% due 08/15/18 (e)(f)	4,775,605	4,823,490
5,033,000 USD	VTR Finance BV 6.875% due 01/15/24 (e)	5,117,792	5,026,709
		12,337,513	12,274,541
Sweden — 1.18%
6,780,000 USD	Perstorp Holding AB 8.75% due 05/15/17 (e)	6,784,343	6,763,050
250,000 EUR	Perstorp Holding AB 9.00% due 05/15/17 (e)	317,495	286,263
		7,101,838	7,049,313
United Kingdom — 2.17%
13,136,000 USD	EnQuest PLC 7.00% due 04/15/22 (e)	10,876,429	7,323,320
790,000 USD	Jaguar Land Rover Automotive PLC 5.625% due 02/01/23 (e)	790,000	833,450
4,685,000 USD	Virgin Media Secured Finance PLC 5.50% due 01/15/25 (e)	4,691,108	4,790,413
		16,357,537	12,947,183
Total International Corporate Bonds		122,940,097	114,103,541
Total Bonds		504,540,967	459,311,896
Term Loans — 12.54%
United States — 12.54%
7,217,834 USD	BJ's Wholesale Club, Inc., Second Lien Term Loan 8.50% due 03/26/20	7,203,575	6,977,264

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
Term Loans — 12.54% (continued)
United States — 12.54% (continued)
11,103,092 USD	Cactus Wellhead LLC 7.00% due 07/31/20 (b)	$9,821,376	$7,217,010
10,892,000 USD	Caelus Energy Alaska O3 LLC, Second Lien Term Loan 8.75% due 04/15/20 (b)	10,678,103	5,990,600
6,103,823 USD	CBAC Borrower LLC, Term Loan B 8.25% due 07/02/20 (b)	6,153,508	5,630,776
6,486,000 USD	Hostess Brands, LLC, Second Lien Term Loan 8.50% due 08/03/23 (b)	6,490,487	6,356,280
10,693,174 USD	JC Penney Corporation, Inc., First Lien Term Loan 6.00% due 05/22/18	10,750,713	10,709,856
4,478,342 USD	OSG Bulk Ships, Inc., Exit Term Loan 5.25% due 08/05/19 (b)	4,465,257	4,243,229
6,308,767 USD	Osum Productions Corporation 6.50% due 07/28/20 (b)	6,188,660	2,523,507
11,821,280 USD	Payless, Inc., First Lien Term Loan 5.00% due 03/11/21 (b)	10,627,583	6,974,555
1,202,000 USD	Payless, Inc., Second Lien Term Loan 8.50% due 03/11/22 (b)	1,192,392	288,480
1,811,709 USD	Peabody Energy Corporation, Term Loan B 4.25% due 09/24/20	886,882	784,325
6,148,350 USD	ROC Finance LLC 5.00% due 06/20/19 (b)	6,006,667	5,830,665
10,467,379 USD	True Religion Apparel, Inc., First Lien Term Loan 5.88% due 07/30/19 (b)	10,131,507	4,640,503
6,695,629 USD	Water Pik Technologies, Inc., First Lien Term Loan 5.75% due 07/08/20 (b)	6,608,692	6,670,520
Total Term Loans		97,205,402	74,837,570
International Commercial Paper — 9.34%
Italy — 4.67%
27,846,000 USD	Eni S.p.A. 0.61% due 05/02/16	27,845,536	27,845,362
Japan — 4.67%
11,466,000 USD	Hitachi Limited 0.56% due 05/02/16	11,465,825	11,465,555

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Principal	Description	Cost (Note 1)	Value (Note 1)
International Commercial Paper — 9.34% (continued)
Japan — 4.67% (continued)
16,380,000 USD	Mitsui & Company Limited 0.52% due 05/02/16	$16,379,768	$16,379,502
Total International Commercial Paper		55,691,129	55,690,419
Shares
Investment Company — 0.03%
202,307	State Street Institutional U.S. Government Money Market Fund, Premier Class	202,307	202,307

Total Investments — 98.92% (Cost: $658,236,443)	590,156,929
Other Assets in Excess of Liabilities — 1.08%	6,453,003
Net Assets — 100.00%	$596,609,932

(a)  Represents securities that are subject to legal or contractual restrictions on resale. At April 30, 2016, the value of these securities amounted to $114,737 or 0.02% of net assets.

(b)  Security is deemed illiquid. At April 30, 2016, the value of these securities amounted to $59,591,682 or 9.99% of net assets.

(c)  Non-income producing security/commodity.

(d)  At April 30, 2016, all or a portion of the security was segregated to cover collateral requirements for extended trade settlements.

(e)  All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)  Payment-in-kind security.

(g)  Multi-step—Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of April 30, 2016. Maturity date disclosed is the ultimate maturity date.

(h)  Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $114,737 or 0.02% of net assets.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized depreciation consisted of:

Gross unrealized appreciation	$9,396,362
Gross unrealized depreciation	(77,475,876)
Net unrealized depreciation	$(68,079,514)

Abbreviations used in this schedule include:

PLC  — Public Limited Company

SA  — Société Anonyme

SAS  — Société par Actions Simplifiée

S.p.A.  — Società per Azioni

Currencies

EUR  — Euro

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Rex Energy Corporation	03/31/16	$596,638	$0.96

Foreign Currency Exchange Contracts — Sales

Settlement Dates Through	Foreign Currency To be Delivered		U.S. $ To be Received	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
08/17/16	3,021,000	Euro	$3,329,764	$3,470,717	$—	$(140,953)

Foreign Currency Exchange Contracts — Purchases

Settlement Dates Through	Foreign Currency To be Received		U.S. $ To be Delivered	U.S. $ Value At April 30, 2016	Unrealized Appreciation At April 30, 2016	Unrealized Depreciation At April 30, 2016
08/17/16	86,000	Euro	$98,394	$98,802	$408	$—

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stock
Industrials	0.02%
Total U.S. Common Stock	0.02
U.S. Corporate Bonds
Consumer Discretionary	14.69
Consumer Staples	6.99
Energy	9.90
Financials	4.36
Health Care	2.92
Industrials	8.36
Information Technology	1.00
Telecommunication Services	9.64
Total U.S. Corporate Bonds	57.86

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Industry Diversification for Portfolio Holdings (continued)	Percent of Net Assets
International Corporate Bonds
Consumer Discretionary	0.95%
Consumer Staples	0.41
Energy	3.40
Financials	2.67
Industrials	1.59
Information Technology	2.86
Materials	5.61
Telecommunication Services	1.64
Total International Corporate Bonds	19.13
Term Loans	12.54
International Commercial Paper	9.34
Investment Company	0.03
Total Investments	98.92%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America

Fund Overview

Data as of April 30, 2016 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class Y	-9.69	7.60	7.55
Standard & Poor's 500 Index		1.21	11.02	6.91

Asset Allocation* (%)

Sector/Industry** (%)

Materials	36.52
Industrials	13.37
Information Technology	12.59
Consumer Discretionary	11.57
Health Care	9.45
Consumer Staples	5.10
Energy	3.91
Telecommunication Services	0.77

*  Asset Allocation and Sector/Industry percentages are based on total investments in the portfolio.

**Sector/Industry allocations exclude short term investments and options positions.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses.

The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The Standard & Poor's 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Eastman Chemical Company (specialty chemicals company)	5.44
Tyson Foods, Inc. Class 'A' (food production company)	5.15
Lowe's Companies, Inc. (home improvement retailer)	5.08
Pitney Bowes, Inc. (mail processing equipment and solutions provider)	4.89
Wyndham Worldwide Corporation (hotel and resorts)	4.83
Sealed Air Corporation (containers & packaging company)	4.70
Hewlett-Packard Enterprise Company (technology software, soluctions and services provider)	4.59
LyondellBasell Industries NV Class 'A' (chemicals and plastics producer)	4.06
Graphic Packaging Holding Company (packaging solutions company)	3.98
Phillips 66 (energy manufacturing and logistics company)	3.94
Total	46.66

*Holdings in cash, commercial paper and other short term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
Common Stocks — 94.16%
U.S. Common Stocks — 90.10%
Consumer Discretionary — 11.68%
2,170,440	Lowe's Companies, Inc. (a)	$97,336,454	$164,996,849
2,210,275	Wyndham Worldwide Corporation (a)	92,751,948	156,819,011
722,322	Visteon Corporation (a)	47,357,802	57,547,394
		237,446,204	379,363,254
Consumer Staples — 5.15%
2,541,695	Tyson Foods, Inc., Class 'A' (a)	108,097,336	167,294,365
Energy — 3.94%
1,559,250	Phillips 66 (a)	126,851,017	128,030,017
Health Care — 9.54%
5,963,023	Allscripts Healthcare Solutions, Inc. (b)	81,447,687	79,904,508
7,101,000	Halozyme Therapeutics, Inc. (a)(b)	73,204,358	74,915,550
224,085	Biogen, Inc. (a)(b)	64,607,309	61,621,134
3,355,791	Innoviva, Inc. (a)	71,788,141	41,410,461
1,042,419	Intrexon Corporation (a)(b)	25,525,141	27,863,860
719,832	Valeant Pharmaceuticals International, Inc. (a)(b)	8,346,624	24,013,596
		324,919,260	309,729,109
Industrials — 13.50%
7,574,575	Pitney Bowes, Inc.	137,016,589	158,838,838
2,953,880	Delta Air Lines, Inc. (a)	128,861,201	123,088,180
679,835	General Dynamics Corporation (a)	91,507,383	95,530,414
1,985,550	Masco Corporation (a)	40,962,279	60,976,240
		398,347,452	438,433,672
Information Technology — 12.71%
8,955,630	Hewlett-Packard Enterprise Company (a)	116,734,769	149,200,796
2,440,132	Lexmark International, Inc., Class 'A'	90,730,410	94,189,095
367,865	MicroStrategy, Inc., Class 'A' (a)(b)	64,166,529	65,965,552
2,928,550	Seagate Technology PLC (a)	79,757,253	63,754,533
273,935	Autodesk, Inc. (a)(b)	16,678,333	16,386,792
660,405	eBay, Inc. (b)	16,842,758	16,133,694
481,400	Twitter, Inc. (a)(b)	8,390,802	7,038,068
		393,300,854	412,668,530

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Shares	Description	Cost (Note 1)	Value (Note 1)
U.S. Common Stocks — 90.10% (continued)
Materials — 32.80%
2,314,990	Eastman Chemical Company (a)	$96,334,153	$176,818,936
3,221,470	Sealed Air Corporation	86,485,570	152,568,819
9,727,259	Graphic Packaging Holding Company	121,830,576	129,178,000
1,509,725	WR Grace & Company (a)(b)	79,092,654	115,765,713
1,741,000	Packaging Corporation of America (a)	101,449,775	112,956,080
601,235	Martin Marietta Materials, Inc. (a)	88,174,425	101,746,999
2,968,635	Axalta Coating Systems, Limited (a)(b)	84,792,310	84,517,038
526,605	Air Products & Chemicals, Inc. (a)	76,802,966	76,826,403
2,341,650	GCP Applied Technologies, Inc. (a)(b)	37,645,716	51,820,715
566,430	Albemarle Corporation (a)	37,256,520	37,475,009
1,179,354	Olin Corporation (a)	23,834,520	25,698,124
		833,699,185	1,065,371,836
Telecommunication Services — 0.78%
690,945	Yahoo!, Inc. (a)(b)	25,455,806	25,288,587
Total U.S. Common Stocks		2,448,117,114	2,926,179,370
International Common Stock — 4.06%
Netherlands — 4.06%
1,594,445	LyondellBasell Industries NV, Class 'A' (a)	120,243,618	131,812,768
Total Common Stocks		2,568,360,732	3,057,992,138
Investment Company — 8.98%
291,731,263	State Street Institutional U.S. Government Money Market Fund, Premier Class	291,731,263	291,731,263
Total Investment Portfolio Excluding Options Written — 103.14% (Cost: $2,860,091,995)			$3,349,723,401

Contracts		Strike Price	Expiration Date
Covered Call Options Written — (2.19)%
1,171	Air Products & Chemicals, Inc.	$140.00	June 2016	$(971,930)
597	Air Products & Chemicals, Inc.	145.00	June 2016	(295,515)
500	Air Products & Chemicals, Inc.	150.00	September 2016	(292,500)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (2.19)% (continued)
3,109	Albemarle Corporation	$65.00	September 2016	$(1,663,315)
497	Albemarle Corporation	67.50	June 2016	(109,340)
273	Autodesk, Inc.	60.00	June 2016	(83,265)
1,929	Autodesk, Inc.	62.50	June 2016	(478,392)
1,670	Axalta Coating Systems, Limited	29.00	July 2016	(200,400)
6,568	Axalta Coating Systems, Limited	30.00	July 2016	(525,440)
38	Biogen, Inc.	275.00	June 2016	(51,300)
44	Biogen, Inc.	285.00	August 2016	(79,200)
2,372	Delta Air Lines, Inc.	45.00	June 2016	(177,900)
815	Eastman Chemical Company	65.00	June 2016	(945,400)
7,369	Eastman Chemical Company	70.00	June 2016	(3,979,260)
2,652	Eastman Chemical Company	72.50	September 2016	(1,644,240)
772	GCP Applied Technologies, Inc.	20.00	May 2016	(212,300)
5,819	General Dynamics Corporation	140.00	August 2016	(3,258,640)
252	General Dynamics Corporation	145.00	August 2016	(83,916)
2,986	Halozyme Therapeutics, Inc.	9.00	June 2016	(671,850)
5,554	Halozyme Therapeutics, Inc.	10.00	June 2016	(860,870)
2,146	Halozyme Therapeutics, Inc.	10.00	January 2017	(606,245)
6,892	Halozyme Therapeutics, Inc.	11.00	September 2016	(1,171,640)
2,929	Halozyme Therapeutics, Inc.	12.00	June 2016	(226,998)
7,444	Halozyme Therapeutics, Inc.	12.00	September 2016	(893,280)
2,000	Hewlett-Packard Enterprise Company	16.00	August 2016	(340,000)
7,000	Hewlett-Packard Enterprise Company	17.00	August 2016	(770,000)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (2.19)% (continued)
8,000 Enterprise Company	Hewlett-Packard	$18.00	August 2016	$(568,000)
11,262	Innoviva, Inc.	12.00	June 2016	(1,069,890)
2,687	Innoviva, Inc.	13.00	June 2016	(141,068)
287	Intrexon Corporation	35.00	May 2016	(8,610)
1,000	Intrexon Corporation	35.00	June 2016	(80,000)
1,195	Intrexon Corporation	35.00	July 2016	(164,910)
1,000	Intrexon Corporation	35.00	October 2016	(270,000)
468	Intrexon Corporation	37.00	June 2016	(25,740)
452	Intrexon Corporation	37.00	July 2016	(56,500)
698	Intrexon Corporation	39.00	July 2016	(54,095)
2,816	Lowe's Companies, Inc.	72.50	July 2016	(1,239,040)
3,633	Lowe's Companies, Inc.	75.00	July 2016	(1,246,119)
2,809	LyondellBasell Industries NV	85.00	June 2016	(646,070)
2,000	LyondellBasell Industries NV	85.00	September 2016	(940,000)
5,945	LyondellBasell Industries NV	87.50	September 2016	(1,961,850)
2,533	LyondellBasell Industries NV	90.00	September 2016	(582,590)
1,040	Martin Marietta Materials, Inc.	145.00	July 2016	(2,698,800)
127	Martin Marietta Materials, Inc.	155.00	July 2016	(212,090)
735	Martin Marietta Materials, Inc.	160.00	July 2016	(1,001,070)
3,029	Martin Marietta Materials, Inc.	165.00	October 2016	(4,534,413)
6,321	Masco Corporation	29.00	July 2016	(1,517,040)
13,534	Masco Corporation	30.00	July 2016	(2,233,110)
100	MicroStrategy, Inc.	175.00	July 2016	(116,500)
191	MicroStrategy, Inc.	180.00	July 2016	(169,035)
184	MicroStrategy, Inc.	185.00	July 2016	(119,600)
1,342	MicroStrategy, Inc.	190.00	July 2016	(664,290)
4,432	Olin Corporation	20.00	August 2016	(1,218,800)
3,225	Olin Corporation	21.00	August 2016	(725,625)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (2.19)% (continued)
745	Olin Corporation	$23.00	June 2016	$(57,737)
350	Packaging Corporation of America	47.50	July 2016	(644,000)
639	Packaging Corporation of America	52.50	July 2016	(853,065)
905	Packaging Corporation of America	55.00	July 2016	(945,725)
227	Packaging Corporation of America	57.50	July 2016	(197,490)
5,224	Packaging Corporation of America	60.00	October 2016	(4,205,320)
2,288	Packaging Corporation of America	62.50	October 2016	(1,327,040)
1,500	Packaging Corporation of America	65.00	October 2016	(690,000)
5,121	Phillips 66	85.00	August 2016	(1,843,560)
8,415	Phillips 66	87.50	August 2016	(1,893,375)
183	Seagate Technology PLC	28.00	June 2016	(2,196)
4,814	Twitter, Inc.	19.00	September 2016	(298,468)
3,218	Tyson Foods, Inc.	62.50	July 2016	(1,705,540)
13,769	Tyson Foods, Inc.	65.00	July 2016	(5,163,375)
500	Valeant Pharmaceuticals International, Inc.	35.00	June 2016	(189,500)
2,000	Valeant Pharmaceuticals International, Inc.	35.00	October 2016	(1,384,000)
1,696	Valeant Pharmaceuticals International, Inc.	37.50	June 2016	(474,880)
2,000	Valeant Pharmaceuticals International, Inc.	37.50	October 2016	(1,112,000)
1,000	Valeant Pharmaceuticals International, Inc.	40.00	October 2016	(510,000)
656	Visteon Corporation	76.60	June 2016	(295,200)
3,030	WR Grace & Company	70.00	June 2016	(2,151,300)
1,105	Wyndham Worldwide Corporation	75.00	August 2016	(209,950)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America | Schedule of Investments | Six-Month Period Ended April 30, 2016 (unaudited)

Contracts		Strike Price	Expiration Date	Value (Note 1)
Covered Call Options Written — (2.19)% (continued)
2,301	Yahoo!, Inc.	$39.00	June 2016	$(250,809)
Total Covered Call Options Written (Premiums Received: $78,848,370)				(71,262,521)
Total Investments — 100.95% (Cost: $2,781,243,625)				3,278,460,880
Liabilities in Excess of Other Assets — (0.95)%				(30,792,706)
Net Assets — 100.00%				$3,247,668,174

(a)  At April 30, 2016, all or a portion of this security was segregated to cover collateral requirement for options.

(b)  Non-income producing security/commodity.

At April 30, 2016, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$568,389,259
Gross unrealized depreciation	(71,172,004)
Net unrealized appreciation	$497,217,255

Abbreviations used in this schedule include:

PLC  — Public Limited Company

Industry Diversification for Portfolio Holdings	Percent of Net Assets
U.S. Common Stocks
Consumer Discretionary	11.68%
Consumer Staples	5.15
Energy	3.94
Health Care	9.54
Industrials	13.50
Information Technology	12.71
Materials	32.80
Telecommunication Services	0.78
Total U.S. Common Stocks	90.10
International Common Stock
Materials	4.06
Total International Common Stock	4.06
Investment Company	8.98
Covered Call Options Written	(2.19)
Total Investments	100.95%

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$33,562,073,781	$10,327,573,112
Affiliated issuers	2,469,536,621	363,804,189
Gold bullion	2,770,072,512	563,993,676
Silver bullion	—	—
Foreign currency	562,693	198,107
Total Investments, at Cost	38,802,245,607	11,255,569,084
Investments, at Value (Note 1)
Unaffiliated issuers	41,908,413,131	12,761,760,627
Affiliated issuers	2,589,395,541	596,867,041
Gold bullion	3,476,215,602	893,232,420
Silver bullion	—	—
Foreign currency	562,700	198,116
Total Investments, at Value	47,974,586,974	14,252,058,204
Cash	—	—
Receivable for investment securities sold	74,629,162	56,543,858
Receivable for Fund shares sold	102,950,939	45,125,272
Accrued interest and dividends receivable	113,846,657	51,182,305
Investment for trustee deferred compensation plan (Note 2)	6,018,122	2,204,190
Other assets	525,130	174,095
Total Assets	48,272,556,984	14,407,287,924
Liabilities
Payable for Fund shares redeemed	73,619,448	25,977,110
Payable for investment securities purchased	38,031,042	209,858
Payable for forward currency contracts held, at value (Note 1)	20,369,502	11,557,308
Investment advisory fees payable (Note 2)	28,904,307	8,582,155
Distribution fees payable (Note 3)	10,286,714	1,398,567
Services fees payable (Note 3)	2,348,212	206,171
Trustee deferred compensation plan (Note 2)	6,018,122	2,204,190
Administrative fees payable (Note 2)	643,430	215,616
Trustee fees payable	48,416	6,219
Accrued expenses and other liabilities	14,890,586	6,270,547
Total Liabilities	195,159,779	56,627,741
Net Assets	$48,077,397,205	$14,350,660,183
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$879,783	$604,866
Capital surplus	36,941,399,696	11,552,027,457
Net unrealized appreciation (depreciation) on:
Investments (net of $4,661,283, $1,925,281, $0, and $0 deferred capital gain country tax, respectively)	9,167,680,077	2,994,563,830
Foreign currency and forward contract related translation	(18,841,021)	(10,774,855)
Undistributed net realized gains (losses) on investments	2,296,528,020	182,752,232
Undistributed net investment income (loss)	(310,249,350)	(368,513,347)
Net Assets	$48,077,397,205	$14,350,660,183

First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,560,849,238	$846,516,913
Affiliated issuers	27,986,154	—
Gold bullion	186,047,980	81,800,172
Silver bullion	—	45,269,152
Foreign currency	40	125,881
Total Investments, at Cost	1,774,883,412	973,712,118
Investments, at Value (Note 1)
Unaffiliated issuers	2,011,935,142	1,005,644,818
Affiliated issuers	21,631,993	—
Gold bullion	201,962,287	181,533,507
Silver bullion	—	42,984,562
Foreign currency	41	125,881
Total Investments, at Value	2,235,529,463	1,230,288,768
Cash	—	5
Receivable for investment securities sold	6,739,709	—
Receivable for Fund shares sold	1,630,139	4,380,960
Accrued interest and dividends receivable	1,541,019	971,867
Investment for trustee deferred compensation plan (Note 2)	318,208	406,895
Other assets	47,201	30,730
Total Assets	2,245,805,739	1,236,079,225
Liabilities
Payable for Fund shares redeemed	5,162,700	7,824,595
Payable for investment securities purchased	—	—
Payable for forward currency contracts held, at value (Note 1)	—	—
Investment advisory fees payable (Note 2)	1,270,829	667,426
Distribution fees payable (Note 3)	509,076	220,724
Services fees payable (Note 3)	110,958	38,871
Trustee deferred compensation plan (Note 2)	318,208	406,895
Administrative fees payable (Note 2)	62,857	29,564
Trustee fees payable	5,518	1,960
Accrued expenses and other liabilities	843,604	752,213
Total Liabilities	8,283,750	9,942,248
Net Assets	$2,237,521,989	$1,226,136,977
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$113,698	$67,585
Capital surplus	1,553,579,044	1,543,549,139
Net unrealized appreciation (depreciation) on:
Investments (net of $4,661,283, $1,925,281, $0, and $0 deferred capital gain country tax, respectively)	460,646,050	256,576,650
Foreign currency and forward contract related translation	1	2,851
Undistributed net realized gains (losses) on investments	215,393,837	(505,496,972)
Undistributed net investment income (loss)	7,789,359	(68,562,276)
Net Assets	$2,237,521,989	$1,226,136,977

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$16,132,138,167		$3,866,590,476
Shares outstanding	293,611,641		164,758,599
Net asset value per share and redemption proceeds per share	$54.94		$23.47
Offering price per share (NAV per share plus maximum sales charge)**	$57.83	(1)	$24.71	(1)
Class C
Net assets	$11,686,085,086		$1,027,993,696
Shares outstanding	219,215,018		45,457,904
Net asset value per share	$53.31		$22.61
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$52.78		$22.38
Class I
Net assets	$20,259,173,952		$9,456,076,011
Shares outstanding	366,955,848		394,649,292
Net asset value per share and redemption proceeds per share	$55.21		$23.96

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$868,362,823		$577,224,461
Shares outstanding	44,094,635		31,699,743
Net asset value per share and redemption proceeds per share	$19.69		$18.21
Offering price per share (NAV per share plus maximum sales charge)**	$20.73	(1)	$19.17	(1)
Class C
Net assets	$547,742,777		$213,387,211
Shares outstanding	28,456,847		12,437,244
Net asset value per share	$19.25		$17.16
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$19.06		$16.99
Class I
Net assets	$821,416,389		$435,525,305
Shares outstanding	41,146,790		23,448,167
Net asset value per share and redemption proceeds per share	$19.96		$18.57

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$1,169,073,679	$658,236,443
Gold bullion	18,411,922	—
Foreign currency	59,436	—
Total Investments, at Cost	1,187,545,037	658,236,443
Investments, at Value (Note 1)
Unaffiliated issuers	1,164,722,329	590,156,929
Gold bullion	18,545,146	—
Foreign currency	59,486	—
Total Investments, at Value	1,183,326,961	590,156,929
Cash	—	—
Receivable for forward currency contracts held, at value (Note 1)	—	408
Receivable for investment securities sold	11,959,661	9,698,591
Receivable for premiums for written options	—	—
Receivable for Fund shares sold	4,715,141	1,825,033
Accrued interest and dividends receivable	10,514,305	11,506,132
Investment for trustee deferred compensation plan (Note 2)	30,854	37,651
Other assets	26,939	12,705
Total Assets	1,210,573,861	613,237,449
Liabilities
Option contracts written, at value (premiums received $0, $0 and $78,848,370, respectively) (Note 1)	—	—
Payable for Fund shares redeemed	4,770,251	4,524,566
Payable for investment securities purchased	13,516,354	10,429,837
Payable for forward currency contracts held, at value (Note 1)	672,651	140,953
Payable for dividends to shareholders	3,597,961	722,781
Investment advisory fees payable (Note 2)	716,119	308,670
Distribution fees payable (Note 3)	294,100	95,647
Services fees payable (Note 3)	73,015	21,739
Trustee deferred compensation plan (Note 2)	30,854	37,651
Administrative fees payable (Note 2)	47,741	34,273
Trustee fees payable	1,697	3,041
Accrued expenses and other liabilities	430,785	308,359
Total Liabilities	24,151,528	16,627,517
Net Assets	$1,186,422,333	$596,609,932
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$109,326	$70,036
Capital surplus	1,239,007,067	737,024,572
Net unrealized appreciation (depreciation) on:
Investments	(4,218,126)	(68,079,514)
Foreign currency and forward contract related translation	(664,944)	(138,863)
Written options	—	—
Undistributed net realized gains (losses) on investments	(44,654,120)	(68,962,845)
Undistributed net investment income (loss)	(3,156,870)	(3,303,454)
Net Assets	$1,186,422,333	$596,609,932

First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Unaffiliated issuers	$2,860,091,995
Gold bullion	—
Foreign currency	—
Total Investments, at Cost	2,860,091,995
Investments, at Value (Note 1)
Unaffiliated issuers	3,349,723,401
Gold bullion	—
Foreign currency	—
Total Investments, at Value	3,349,723,401
Cash	140,228
Receivable for forward currency contracts held, at value (Note 1)	—
Receivable for investment securities sold	22,951,132
Receivable for premiums for written options	169,328
Receivable for Fund shares sold	4,449,470
Accrued interest and dividends receivable	1,634,828
Investment for trustee deferred compensation plan (Note 2)	293,381
Other assets	45,732
Total Assets	3,379,407,500
Liabilities
Option contracts written, at value (premiums received $0, $0 and $78,848,370, respectively) (Note 1)	71,262,521
Payable for Fund shares redeemed	8,806,202
Payable for investment securities purchased	46,866,699
Payable for forward currency contracts held, at value (Note 1)	—
Payable for dividends to shareholders	—
Investment advisory fees payable (Note 2)	2,482,439
Distribution fees payable (Note 3)	746,505
Services fees payable (Note 3)	137,433
Trustee deferred compensation plan (Note 2)	293,381
Administrative fees payable (Note 2)	61,927
Trustee fees payable	—
Accrued expenses and other liabilities	1,082,219
Total Liabilities	131,739,326
Net Assets	$3,247,668,174
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$100,757
Capital surplus	2,709,640,647
Net unrealized appreciation (depreciation) on:
Investments	489,631,406
Foreign currency and forward contract related translation	—
Written options	7,585,849
Undistributed net realized gains (losses) on investments	36,155,320
Undistributed net investment income (loss)	4,554,195
Net Assets	$3,247,668,174

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
Class A
Net assets	$376,043,565		$153,147,941
Shares outstanding	34,592,613		17,980,408
Net asset value per share and redemption proceeds per share	$10.87		$8.52
Offering price per share (NAV per share plus maximum sales charge)*	$11.44	(1)	$8.92	(2)
Class C
Net assets	$360,225,607		$109,092,500
Shares outstanding	33,226,059		12,818,258
Net asset value per share	$10.84		$8.51
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$10.73		$8.42
Class I
Net assets	$450,153,161		$334,369,491
Shares outstanding	41,507,268		39,237,778
Net asset value per share and redemption proceeds per share	$10.85		$8.52
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	—		—

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I and Y have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I and Y have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$1,137,776,375
Shares outstanding	34,274,534
Net asset value per share and redemption proceeds per share	$33.20
Offering price per share (NAV per share plus maximum sales charge)*	$34.95	(1)
Class C
Net assets	$644,375,604
Shares outstanding	23,309,431
Net asset value per share	$27.64
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$27.36
Class I
Net assets	1,026,285,160
Shares outstanding	30,231,125
Net asset value per share and redemption proceeds per share	33.95
Class Y
Net assets	$439,231,035
Shares outstanding	12,942,409
Net asset value per share and redemption proceeds per share	$33.94

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $38,160, $16,849, $0 and $0, foreign taxes withheld, respectively)	$22,892,994	$5,121,912
Dividends from: (net of $20,671,847, $12,256,973, $189,344, and $263,688 foreign taxes withheld, respectively)
Unaffiliated issuers	349,731,371	114,437,287
Affiliated issuers	24,318,674	1,815,513
Total Income	396,943,039	121,374,712
Expenses
Investment advisory fees (Note 2)	170,508,252	49,868,929
Administrative costs (Note 2)	1,154,574	466,878
Distribution fees (Note 3)
Class A	19,258,884	4,748,532
Class C	41,683,952	3,681,757
Service fees - Class C (Note 3)	13,894,651	1,227,252
Shareholder servicing agent fees	18,129,226	7,022,032
Custodian and accounting fees	2,861,664	1,328,964
Professional fees	552,684	213,062
Shareholder reporting fees	1,632,514	557,908
Trustees' fees	523,697	155,090
Registration and filing fees	180,544	96,460
Other Expenses	441,509	139,137
Total Expenses	270,822,151	69,506,001
Expense Waiver	—	—
Expense reductions due to earnings credits (Note 1)	(1,194)	(290)
Net Expenses	270,820,957	69,505,711
Net Investment Income (Loss) (Note 1)	126,122,082	51,869,001
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	2,312,256,899	197,409,257
Investment transactions of affiliated issuers	6,497,689	163,637
Commodity related transactions	—	—
Foreign currency and forward contract related transactions	10,451,767	5,051,252
	2,329,206,355	202,624,146
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of increase in deferred capital gain country tax accruals of $706,294, $312,652, $0 and $0, respectively)	(371,849,592)	466,171,465
Foreign currency and forward contract related translation	(21,632,272)	(12,855,357)
	(393,481,864)	453,316,108
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions	1,935,724,491	655,940,254
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,061,846,573	$707,809,255

*First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $38,160, $16,849, $0 and $0, foreign taxes withheld, respectively)	$778,479	$748,960
Dividends from: (net of $20,671,847, $12,256,973, $189,344, and $263,688 foreign taxes withheld, respectively)
Unaffiliated issuers	18,033,730	2,734,862
Affiliated issuers	625,690	—
Total Income	19,437,899	3,483,822
Expenses
Investment advisory fees (Note 2)	8,370,029	3,221,621
Administrative costs (Note 2)	177,966	71,632
Distribution fees (Note 3)
Class A	1,082,629	507,423
Class C	2,025,152	574,959
Service fees - Class C (Note 3)	675,051	191,653
Shareholder servicing agent fees	1,182,818	896,877
Custodian and accounting fees	142,922	208,260
Professional fees	103,138	116,360
Shareholder reporting fees	112,242	98,566
Trustees' fees	29,580	11,977
Registration and filing fees	54,548	59,514
Other Expenses	37,889	20,993
Total Expenses	13,993,964	5,979,835
Expense Waiver	(183,804)	—
Expense reductions due to earnings credits (Note 1)	(104)	(85)
Net Expenses	13,810,056	5,979,750
Net Investment Income (Loss) (Note 1)	5,627,843	(2,495,928)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Investment transactions	222,022,327	(37,507,099)
Investment transactions of affiliated issuers	(4,897,849)	—
Commodity related transactions	—	(6,409,832)
Foreign currency and forward contract related transactions	(3,075)	(11,718)
	217,121,403	(43,928,649)
Changes in unrealized appreciation (depreciation) of:
Investment transactions (net of increase in deferred capital gain country tax accruals of $706,294, $312,652, $0 and $0, respectively)	(143,513,866)	426,757,325
Foreign currency and forward contract related translation	2	2,852
	(143,513,864)	426,760,177
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions	73,607,539	382,831,528
Net Increase (Decrease) in Net Assets Resulting from Operations	$79,235,382	$380,335,600

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Investment Income
Interest	$15,797,357	$26,560,988
Dividends from: (net of $706,823, $0 and $306,586, foreign taxes withheld, respectively)
Unaffiliated issuers	10,456,887	227
Other Income	—	122,180
Total Income	26,254,244	26,683,395
Expenses
Investment advisory fees (Note 2)	4,368,489	2,171,477
Administrative costs (Note 2)	291,233	155,105
Distribution fees (Note 3)
Class A	460,513	189,907
Class C	1,331,961	411,461
Class Y	—	—
Service fees - Class C (Note 3)	443,987	137,154
Shareholder servicing agent fees	467,014	334,380
Custodian and accounting fees	150,644	83,618
Professional fees	80,192	85,216
Shareholder reporting fees	51,896	36,868
Trustees' fees	14,120	8,238
Registration and filing fees	56,784	45,864
Other Expenses	24,323	15,372
Total Expenses	7,741,156	3,674,660
Expense Waiver	—	(155,105)
Expense reductions due to earnings credits (Note 1)	(28)	(20)
Net Expenses	7,741,128	3,519,535
Net Investment Income (Note 1)	18,513,116	23,163,860
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions	(26,963,150)	(55,245,447)
Foreign currency and forward contract related transactions	381,003	176,531
Written options	—	—
	(26,582,147)	(55,068,916)
Changes in unrealized appreciation (depreciation) of:
Investment transactions	36,905,631	19,726,965
Foreign currency and forward contract related translation	(1,162,778)	(213,488)
Written options	—	—
	35,742,853	19,513,477
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	9,160,706	(35,555,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	$27,673,822	$(12,391,579)

  See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2016

April 30, 2016 (unaudited)

First Eagle Fund of America
Investment Income
Interest	$62,523
Dividends from: (net of $706,823, $0 and $306,586, foreign taxes withheld, respectively)
Unaffiliated issuers	33,341,312
Other Income	—
Total Income	33,403,835
Expenses
Investment advisory fees (Note 2)	16,140,800
Administrative costs (Note 2)	162,227
Distribution fees (Note 3)
Class A	1,521,666
Class C	2,583,220
Class Y	571,105
Service fees - Class C (Note 3)	861,073
Shareholder servicing agent fees	1,789,365
Custodian and accounting fees	103,420
Professional fees	136,130
Shareholder reporting fees	147,550
Trustees' fees	42,447
Registration and filing fees	96,824
Other Expenses	42,055
Total Expenses	24,197,882
Expense Waiver	—
Expense reductions due to earnings credits (Note 1)	(149)
Net Expenses	24,197,733
Net Investment Income (Note 1)	9,206,102
Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Note 1)
Net realized gains (losses) from:
Investment transactions	97,155,331
Foreign currency and forward contract related transactions	—
Written options	(26,939,169)
70,216,162
Changes in unrealized appreciation (depreciation) of:
Investment transactions	(271,373,330)
Foreign currency and forward contract related translation	—
Written options	23,418,194
(247,955,136)
Net realized and unrealized gains (losses) on investments, foreign currency and forward contract related transactions and written options	(177,738,974)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(168,532,872)

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Changes in Net Assets

	First Eagle Global Fund		First Eagle Overseas Fund
	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
Operations
Net investment income (loss)	$126,122,082	$224,039,048	$51,869,001	$102,853,718
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	2,329,206,355	702,228,616	202,624,146	291,387,294
Change in unrealized (depreciation) of investments, foreign currency and forward contract related transactions	(393,481,864)	(119,849,366)	453,316,108	(39,865,496)
Net increase (decrease) in net assets resulting from operations	2,061,846,573	806,418,298	707,809,255	354,375,516
Distribution to Shareholders
Dividends paid from net investment income
Class A	(20,540,653)	(94,351,754)	(7,782,215)	(46,032,316)
Class C	—	—	—	(3,667,856)
Class I	(75,943,676)	(163,763,434)	(39,432,818)	(92,281,699)
Class Y	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(159,791,472)	(760,954,296)	(43,688,520)	(169,970,080)
Class C	(118,177,672)	(543,612,985)	(11,525,934)	(41,124,624)
Class I	(193,145,973)	(875,458,228)	(91,886,402)	(317,655,154)
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(567,599,446)	(2,438,140,697)	(194,315,889)	(670,731,729)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	3,612,759,175	7,237,206,433	1,724,067,360	2,954,088,005
Net asset value of shares issued for reinvested dividends and distributions	466,192,057	1,946,656,388	172,547,622	571,713,378
Cost of shares redeemed	(5,432,351,739)	(10,081,000,488)	(1,940,540,517)	(3,869,279,529)
Redemption Fees	—	—		—
Increase (decrease) in net assets from Fund share transactions	(1,353,400,507)	(897,137,667)	(43,925,535)	(343,478,146)
Net increase (decrease) in net assets	140,846,620	(2,528,860,066)	469,567,831	(659,834,359)
Net Assets (Note 1)
Beginning of period	47,936,550,585	50,465,410,651	13,881,092,352	14,540,926,711
End of period	$48,077,397,205	$47,936,550,585	$14,350,660,183	$13,881,092,352
Undistributed net investment income (loss)	$(310,249,350)	$(339,887,103)	$(368,513,347)	$(373,167,315)

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
Operations
Net investment income (loss)	$5,627,843	$12,155,170	$(2,495,928)	$(6,049,648)
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	217,121,403	115,007,165	(43,928,649)	(180,523,091)
Change in unrealized (depreciation) of investments, foreign currency and forward contract related transactions	(143,513,864)	(126,116,901)	426,760,177	107,187,962
Net increase (decrease) in net assets resulting from operations	79,235,382	1,045,434	380,335,600	(79,384,777)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(1,671,959)	(4,276,875)	—	—
Class C	—	—	—	—
Class I	(4,132,607)	(7,291,523)	—	—
Class Y	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(39,449,441)	(68,208,361)	—	—
Class C	(24,900,242)	(40,092,964)	—	—
Class I	(37,324,644)	(65,388,758)	—	—
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(107,478,893)	(185,258,481)	—	—
Fund Share Transactions (Note 6)
Net proceeds from shares sold	101,788,295	376,416,087	217,468,325	377,231,787
Net asset value of shares issued for reinvested dividends and distributions	87,427,775	146,429,880	500	2,933
Cost of shares redeemed	(425,176,908)	(970,534,969)	(216,568,775)	(452,926,090)
Redemption Fees	—	—	130,646	97,370
Increase (decrease) in net assets from Fund share transactions	(235,960,838)	(447,689,002)	1,030,696	(75,594,000)
Net increase (decrease) in net assets	(264,204,349)	(631,902,049)	381,366,296	(154,978,777)
Net Assets (Note 1)
Beginning of period	2,501,726,338	3,133,628,387	844,770,681	999,749,458
End of period	$2,237,521,989	$2,501,726,338	$1,226,136,977	$844,770,681
Undistributed net investment income (loss)	$7,789,359	$7,966,082	$(68,562,276)	$(66,066,348)

First Eagle Funds | Semi-Annual Report | April 30, 2016

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$18,513,116	$38,839,615	$23,163,860	$53,184,439
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	(26,582,147)	(14,936,565)	(55,068,916)	(12,822,861)
Change in unrealized (depreciation) of investments, foreign currency and forward contract related transactions	35,742,853	(45,145,876)	19,513,477	(84,502,662)
Net increase (decrease) in net assets resulting from operations	27,673,822	(21,242,826)	(12,391,579)	(44,141,084)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(6,088,435)	(14,186,018)	(6,235,717)	(12,173,874)
Class C	(4,543,650)	(9,978,926)	(4,164,873)	(8,080,947)
Class I	(7,881,031)	(16,674,671)	(15,263,330)	(34,229,618)
Class Y	—	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	—	(5,760,732)	—	(2,046,517)
Class C	—	(5,130,068)	—	(1,588,861)
Class I	—	(6,259,206)	—	(5,743,396)
Class Y	—	—	—	—
Decrease in net assets resulting from distributions	(18,513,116)	(57,989,621)	(25,663,920)	(63,863,213)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	189,739,933	423,687,654	95,277,465	344,872,964
Net asset value of shares issued for reinvested dividends and distributions	13,033,918	45,444,967	20,342,518	51,177,189
Cost of shares redeemed	(288,934,602)	(434,855,745)	(284,783,694)	(625,406,187)
Redemption Fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(86,160,751)	34,276,876	(169,163,711)	(229,356,034)
Net increase (decrease) in net assets	(77,000,045)	(44,955,571)	(207,219,210)	(337,360,331)
Net Assets (Note 1)
Beginning of period	1,263,422,378	1,308,377,949	803,829,142	1,141,189,473
End of period	$1,186,422,333	$1,263,422,378	$596,609,932	$803,829,142
Undistributed net investment income (loss)	$(3,156,870)	$(3,156,870)	$(3,303,454)	$(803,394)

First Eagle Funds | Semi-Annual Report | April 30, 2016

	First Eagle Fund of America
	Six-Months Ended April 30, 2016 (unaudited)	Year Ended October 31, 2015
Operations
Net investment income	$9,206,102	$2,210,625
Net realized gain (loss) from investments, foreign currency and forward contract related transactions and written options	70,216,162	106,885,654
Change in unrealized (depreciation) of investments, foreign currency and forward contract related transactions	(247,955,136)	(126,018,736)
Net increase (decrease) in net assets resulting from operations	(168,532,872)	(16,922,457)
Distribution to Shareholders
Dividends paid from net investment income
Class A	(366,132)	(3,778,293)
Class C	(76)	—
Class I	(3,230,265)	(5,021,220)
Class Y	(40,046)	(1,525,229)
Distributions paid from net realized gains from investment transactions
Class A	(36,560,686)	(85,878,012)
Class C	(24,299,388)	(54,000,038)
Class I	(31,330,431)	(63,244,020)
Class Y	(13,335,526)	(36,180,308)
Decrease in net assets resulting from distributions	(109,162,550)	(249,627,120)
Fund Share Transactions (Note 6)
Net proceeds from shares sold	290,387,820	1,250,888,863
Net asset value of shares issued for reinvested dividends and distributions	89,261,869	202,439,475
Cost of shares redeemed	(592,134,945)	(700,365,900)
Redemption Fees	—	—
Increase (decrease) in net assets from Fund share transactions	(212,485,256)	752,962,438
Net increase (decrease) in net assets	(490,180,678)	486,412,861
Net Assets (Note 1)
Beginning of period	3,737,848,852	3,251,435,991
End of period	$3,247,668,174	$3,737,848,852
Undistributed net investment income (loss)	$4,554,195	$(1,015,388)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	53.10		51.66		53.43		54.90	53.57	55.23
Income (loss) from investment operations:
Net investment income (loss) ($)	0.16		-0.03		0.23		0.28	-0.12	0.43
Net realized and unrealized gains (losses) on investments	2.28		2.21		2.29		0.60	0.59	0.60
Total income (loss) from investment operations	2.44		2.18		2.52		0.88	0.47	1.03
Less distributions:
Dividends from net investment income ($)	-0.07		—		-0.21		-0.30	—	-0.45
Distributions from capital gains	-0.53		-0.53		-0.53		-2.38	-2.38	-2.38
Total distributions	-0.60		-0.53		-0.74		-2.68	-2.38	-2.83
Net asset value, end of period ($)	54.94		53.31		55.21		53.10	51.66	53.43
Total return(c) (%)	4.70	(a)	4.29	(a)	4.82	(a)	1.78	1.02	2.07
Ratios and supplemental data
Net assets, end of period (millions) ($)	16,132		11,686		20,259		16,275	11,663	19,999
Ratio of operating expenses to average net assets including earnings credits (%)	1.13	(b)	1.87	(b)	0.85	(b)	1.11	1.86	0.84
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.13	(b)	1.87	(b)	0.85	(b)	1.11	1.86	0.84
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.62	(b)	-0.12	(b)	0.90	(b)	0.52	-0.23	0.79
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.62	(b)	-0.12	(b)	0.90	(b)	0.52	-0.23	0.79
Portfolio turnover rate (%)	6.05	(a)	6.05	(a)	6.05	(a)	11.28	11.28	11.28

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2014			2013			2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	54.92	53.67	55.23	49.24	48.16	49.50	46.90	45.91	47.15
Income (loss) from investment operations:
Net investment income (loss) ($)	0.30	-0.11	0.43	0.39	0.01	0.52	0.45	0.09	0.57
Net realized and unrealized gains (losses) on investments	2.12	2.08	2.13	7.41	7.27	7.45	3.03	2.98	3.03
Total income (loss) from investment operations	2.42	1.97	2.56	7.80	7.28	7.97	3.48	3.07	3.60
Less distributions:
Dividends from net investment income ($)	-0.66	-0.29	-0.78	-0.51	-0.16	-0.63	-0.53	-0.21	-0.64
Distributions from capital gains	-1.78	-1.78	-1.78	-1.61	-1.61	-1.61	-0.61	-0.61	-0.61
Total distributions	-2.44	-2.07	-2.56	-2.12	-1.77	-2.24	-1.14	-0.82	-1.25
Net asset value, end of period ($)	54.90	53.57	55.23	54.92	53.67	55.23	49.24	48.16	49.50
Total return(c) (%)	4.64	3.85	4.90	16.47	15.63	16.78	7.64	6.83	7.90
Ratios and supplemental data
Net assets, end of period (millions) ($)	17,735	12,342	20,389	18,987	11,436	15,578	15,840	9,322	11,182
Ratio of operating expenses to average net assets including earnings credits (%)	1.11	1.86	0.86	1.13	1.87	0.88	1.15	1.89	0.90
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.11	1.86	0.86	1.13	1.87	0.88	1.15	1.89	0.90
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.55	-0.21	0.78	0.77	0.02	1.02	0.94	0.19	1.19
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.55	-0.21	0.78	0.77	0.02	1.02	0.94	0.19	1.19
Portfolio turnover rate (%)	15.36	15.36	15.36	11.60	11.60	11.60	11.29	11.29	11.29

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Global Fund

Financial Highlights (continued)

	Year Ended October 31,
	2011
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	44.36	43.47	44.59
Income (loss) from investment operations:
Net investment income (loss) ($)	0.39	0.04	0.51
Net realized and unrealized gains (losses) on investments	2.79	2.75	2.81
Total income (loss) from investment operations	3.18	2.79	3.32
Less distributions:
Dividends from net investment income ($)	-0.64	-0.35	-0.76
Distributions from capital gains	—	—	—
Total distributions	-0.64	-0.35	-0.76
Net asset value, end of period ($)	46.90	45.91	47.15
Total return(c) (%)	7.23	6.45	7.52
Ratios and supplemental data
Net assets, end of period (millions) ($)	14,352	8,385	8,455
Ratio of operating expenses to average net assets including earnings credits (%)	1.13	1.88	0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.13	1.88	0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.83	0.08	1.07
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.83	0.08	1.07
Portfolio turnover rate (%)	11.57	11.57	11.57

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle Overseas Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	22.62		21.84		23.12		23.18	22.42	23.62
Income (loss) from investment operations:
Net investment income (loss) ($)	0.07		-0.01		0.11		0.14	-0.03	0.20
Net realized and unrealized gains (losses) on investments	1.07		1.03		1.09		0.39	0.39	0.41
Total income from investment operations	1.14		1.02		1.20		0.53	0.36	0.61
Less distributions:
Dividends from net investment income ($)	-0.04		—		-0.11		-0.23	-0.08	-0.25
Distributions from capital gains	-0.25		-0.25		-0.25		-0.86	-0.86	-0.86
Total distributions	-0.29		-0.25		-0.36		-1.09	-0.94	-1.11
Net asset value, end of period ($)	23.47		22.61		23.96		22.62	21.84	23.12
Total return(c) (%)	5.15	(a)	4.79	(a)	5.29	(a)	2.59	1.82	2.88
Ratios and supplemental data
Net assets, end of period (millions) ($)	3,867		1,028		9,456		4,143	1,036	8,702
Ratio of operating expenses to average net assets including earnings credits (%)	1.18	(b)	1.90	(b)	0.89	(b)	1.16	1.89	0.88
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.18	(b)	1.90	(b)	0.89	(b)	1.16	1.89	0.88
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.62	(b)	-0.08	(b)	0.95	(b)	0.60	-0.13	0.88
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.62	(b)	-0.08	(b)	0.95	(b)	0.60	-0.13	0.88
Portfolio turnover rate (%)	3.32	(a)	3.32	(a)	3.32	(a)	12.95	12.95	12.95

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2014			2013			2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.40	23.64	24.84	22.26	21.62	22.63	22.25	21.61	22.61
Income (loss) from investment operations:
Net investment income (loss) ($)	0.15	-0.03	0.21	0.13	-0.04	0.20	0.24	0.08	0.30
Net realized and unrealized gains (losses) on investments	0.05	0.07	0.05	3.17	3.09	3.22	0.80	0.77	0.81
Total income from investment operations	0.20	0.04	0.26	3.30	3.05	3.42	1.04	0.85	1.11
Less distributions:
Dividends from net investment income ($)	-0.46	-0.30	-0.52	-0.26	-0.13	-0.31	-0.39	-0.20	-0.45
Distributions from capital gains	-0.96	-0.96	-0.96	-0.90	-0.90	-0.90	-0.64	-0.64	-0.64
Total distributions	-1.42	-1.26	-1.48	-1.16	-1.03	-1.21	-1.03	-0.84	-1.09
Net asset value, end of period ($)	23.18	22.42	23.62	24.40	23.64	24.84	22.26	21.62	22.63
Total return(c) (%)	1.00	0.28	1.23	15.52	14.67	15.82	5.06	4.28	5.36
Ratios and supplemental data
Net assets, end of period (millions) ($)	4,644	1,086	8,811	5,912	1,120	7,378	5,111	986	5,252
Ratio of operating expenses to average net assets including earnings credits (%)	1.14	1.89	0.89	1.15	1.90	0.90	1.17	1.92	0.92
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.14	1.89	0.89	1.15	1.90	0.90	1.17	1.92	0.92
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.62	-0.13	0.87	0.59	-0.17	0.86	1.12	0.37	1.36
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.62	-0.13	0.87	0.59	-0.17	0.86	1.12	0.37	1.36
Portfolio turnover rate (%)	12.01	12.01	12.01	12.33	12.33	12.33	10.50	10.50	10.50

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Overseas Fund

Financial Highlights (continued)

	Year Ended October 31,
	2011
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	21.86	21.26	22.20
Income (loss) from investment operations:
Net investment income (loss) ($)	0.18	0.01	0.24
Net realized and unrealized gains (losses) on investments	0.74	0.73	0.75
Total income from investment operations	0.92	0.74	0.99
Less distributions:
Dividends from net investment income ($)	-0.32	-0.18	-0.37
Distributions from capital gains	-0.21	-0.21	-0.21
Total distributions	-0.53	-0.39	-0.58
Net asset value, end of period ($)	22.25	21.61	22.61
Total return(c) (%)	4.27	3.48	4.52
Ratios and supplemental data
Net assets, end of period (millions) ($)	5,023	1,027	4,136
Ratio of operating expenses to average net assets including earnings credits (%)	1.14	1.89	0.89
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.14	1.89	0.89
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.78	0.04	1.06
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.78	0.04	1.06
Portfolio turnover rate (%)	12.22	12.22	12.22

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle U.S. Value Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A		Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	19.82		19.43		20.11		21.10		20.78	21.40
Income (loss) from investment operations:
Net investment income (loss) ($)	0.05		-0.02		0.08		0.10		-0.05	0.16
Net realized and unrealized gains (losses) on investments	0.71		0.69		0.71		-0.10		-0.10	-0.12
Total income (loss) from investment operations	0.76		0.67		0.79		0.00	**	-0.15	0.04
Less distributions:
Dividends from net investment income ($)	-0.04		—		-0.09		-0.08		—	-0.13
Distributions from capital gains	-0.85		-0.85		-0.85		-1.20		-1.20	-1.20
Total distributions	-0.89		-0.85		-0.94		-1.28		-1.20	-1.33
Net asset value, end of period ($)	19.69		19.25		19.96		19.82		19.43	20.11
Total return(c) (%)	4.14	(a)	3.76	(a)	4.30	(a)	0.04		-0.70	0.28
Ratios and supplemental data
Net assets, end of period (millions) ($)	868		548		821		966		593	942
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.16	(b)	1.91	(b)	0.88	(b)	1.14		1.90	0.87
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.18	(b)	1.92	(b)	0.89	(b)	1.14		1.90	0.87
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	0.58	(b)	-0.17	(b)	0.87	(b)	0.49		-0.27	0.76
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	0.56	(b)	-0.19	(b)	0.85	(b)	0.49		-0.27	0.76
Portfolio turnover rate (%)	5.71	(a)	5.71	(a)	5.71	(a)	15.14		15.14	15.14

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2014				2013			2012
	Class A	Class C		Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	20.26	19.97		20.54	18.27	18.02	18.50	17.12	16.91	17.33
Income (loss) from investment operations:
Net investment income (loss) ($)	0.13	-0.03		0.18	0.18	0.03	0.23	0.15	0.02	0.19
Net realized and unrealized gains (losses) on investments	1.60	1.58		1.62	2.36	2.35	2.40	1.59	1.57	1.61
Total income (loss) from investment operations	1.73	1.55		1.80	2.54	2.38	2.63	1.74	1.59	1.80
Less distributions:
Dividends from net investment income ($)	-0.15	-0.00	**	-0.20	-0.13	-0.01	-0.17	-0.14	-0.03	-0.18
Distributions from capital gains	-0.74	-0.74		-0.74	-0.42	-0.42	-0.42	-0.45	-0.45	-0.45
Total distributions	-0.89	-0.74		-0.94	-0.55	-0.43	-0.59	-0.59	-0.48	-0.63
Net asset value, end of period ($)	21.10	20.78		21.40	20.26	19.97	20.54	18.27	18.02	18.50
Total return(c) (%)	8.93	8.09		9.19	14.32	13.53	14.69	10.63	9.75	10.86
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,229	705		1,200	1,480	725	1,080	1,425	631	938
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.14	1.89		0.88	1.16	1.91	0.91	1.17	1.92	0.93
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.14	1.89		0.88	1.16	1.91	0.91	1.17	1.92	0.93
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	0.63	-0.13		0.87	0.93	0.18	1.18	0.84	0.09	1.08
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	0.63	-0.13		0.87	0.93	0.18	1.18	0.84	0.09	1.08
Portfolio turnover rate (%)	15.64	15.64		15.64	17.32	17.32	17.32	14.34	14.34	14.34

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle U.S. Value Fund

Financial Highlights (continued)

	Year Ended October 31,
	2011
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	15.94	15.75	16.12
Income (loss) from investment operations:
Net investment income (loss) ($)	0.17	0.04	0.21
Net realized and unrealized gains (losses) on investments	1.34	1.34	1.37
Total income (loss) from investment operations	1.51	1.38	1.58
Less distributions:
Dividends from net investment income ($)	-0.33	-0.22	-0.37
Distributions from capital gains	—	—	—
Total distributions	-0.33	-0.22	-0.37
Net asset value, end of period ($)	17.12	16.91	17.33
Total return(c) (%)	9.60	8.85	9.92
Ratios and supplemental data
Net assets, end of period (millions) ($)	967	408	538
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.18	1.93	0.93
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.18	1.93	0.93
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	0.98	0.24	1.23
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	0.98	0.24	1.23
Portfolio turnover rate (%)	18.54	18.54	18.54

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle Gold Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	12.36		11.70		12.59		13.45	12.84	13.66
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.04		-0.08		-0.02		-0.08	-0.18	-0.04
Net realized and unrealized gains (losses) on investments	5.89		5.54		6.00		-1.01	-0.96	-1.03
Total income (loss) from investment operations	5.85		5.46		5.98		-1.09	-1.14	-1.07
Less distributions:
Dividends from net investment income ($)	—		—		—		—	—	—
Distributions from capital gains	—		—		—		—	—	—
Total distributions	—		—		—		—	—	—
Net asset value, end of period ($)	18.21		17.16		18.57		12.36	11.70	12.59
Total return(c) (%)	47.33	(a)	46.67	(a)	47.50	(a)	-8.10	-8.88	-7.83
Ratios and supplemental data
Net assets, end of period (millions) ($)	577		213		436		391	148	306
Ratio of operating expenses to average net assets including earnings credits (%)	1.35	(b)	2.14	(b)	1.05	(b)	1.33	2.14	1.03
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.35	(b)	2.14	(b)	1.05	(b)	1.33	2.14	1.03
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.55	(b)	-1.33	(b)	-0.24	(b)	-0.57	-1.39	-0.27
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.55	(b)	-1.33	(b)	-0.24	(b)	-0.57	-1.39	-0.27
Portfolio turnover rate (%)	7.77	(a)	7.77	(a)	7.77	(a)	12.47	12.47	12.47

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2014			2013			2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	17.03	16.37	17.25	29.86	28.84	30.26	33.89	32.78	34.33
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.09	-0.20	-0.05	-0.02	-0.18	0.03	-0.01	-0.22	0.06
Net realized and unrealized gains (losses) on investments	-3.49	-3.33	-3.54	-12.73	-12.29	-12.89	-2.73	-2.66	-2.75
Total income (loss) from investment operations	-3.58	-3.53	-3.59	-12.75	-12.47	-12.86	-2.74	-2.88	-2.69
Less distributions:
Dividends from net investment income ($)	—	—	—	-0.08	—	-0.15	-0.39	-0.16	-0.48
Distributions from capital gains	—	—	—	—	—	—	-0.90	-0.90	-0.90
Total distributions	—	—	—	-0.08	—	-0.15	-1.29	-1.06	-1.38
Net asset value, end of period ($)	13.45	12.84	13.66	17.03	16.37	17.25	29.86	28.84	30.26
Total return(c) (%)	-21.02	-21.56	-20.81	-42.80	-43.24	-42.68	-8.14	-8.86	-7.89
Ratios and supplemental data
Net assets, end of period (millions) ($)	448	186	366	764	284	508	1,535	608	932
Ratio of operating expenses to average net assets including earnings credits (%)	1.27	2.02	1.01	1.25	2.00	1.00	1.21	1.96	0.96
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.27	2.02	1.01	1.25	2.00	1.00	1.21	1.96	0.96
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.54	-1.29	-0.29	-0.11	-0.87	0.14	-0.05	-0.80	0.21
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.54	-1.29	-0.29	-0.11	-0.87	0.14	-0.05	-0.80	0.21
Portfolio turnover rate (%)	13.33	13.33	13.33	15.14	15.14	15.14	9.19	9.19	9.19

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Gold Fund

Financial Highlights (continued)

	Year Ended October 31,
	2011
	Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	33.42	32.44	33.81
Income (loss) from investment operations:
Net investment income (loss) ($)	-0.19	-0.42	-0.10
Net realized and unrealized gains (losses) on investments	2.60	2.53	2.63
Total income (loss) from investment operations	2.41	2.11	2.53
Less distributions:
Dividends from net investment income ($)	-0.73	-0.56	-0.80
Distributions from capital gains	-1.21	-1.21	-1.21
Total distributions	-1.94	-1.77	-2.01
Net asset value, end of period ($)	33.89	32.78	34.33
Total return(c) (%)	7.38	6.61	7.66
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,834	683	1,003
Ratio of operating expenses to average net assets including earnings credits (%)	1.20	1.95	0.95
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.20	1.95	0.95
Ratio of net investment income (loss) to average net assets including earnings credits (%)	-0.56	-1.30	-0.30
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	-0.56	-1.30	-0.30
Portfolio turnover rate (%)	13.26	13.26	13.26

*  Per share amounts have been calculated using the average shares method.

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle Global Income Builder Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.73		10.71		10.71		11.41	11.38	11.39
Income (loss) from investment operations:
Net investment income ($)	0.17		0.13		0.18		0.35	0.26	0.38
Net realized and unrealized gains (losses) on investments	0.14		0.13		0.14		-0.51	-0.50	-0.52
Total income (loss) from investment operations	0.31		0.26		0.32		-0.16	-0.24	-0.14
Less distributions:
Dividends from net investment income ($)	-0.17		-0.13		-0.18		-0.37	-0.28	-0.39
Distributions from capital gains	—		—		—		-0.15	-0.15	-0.15
Total distributions	-0.17		-0.13		-0.18		-0.52	-0.43	-0.54
Net asset value, end of period ($)	10.87		10.84		10.85		10.73	10.71	10.71
Total return(c) (%)	2.96	(a)	2.49	(a)	3.09	(a)	-1.39	-2.07	-1.14
Ratios and supplemental data
Net assets, end of period (millions) ($)	376		360		450		410	382	471
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.20	(b)	1.96	(b)	0.93	(b)	1.19	1.96	0.94
Ratio of operating expenses to average net assets excluding fee waivers and recoupments (%)	1.20	(b)	1.96	(b)	0.93	(b)	1.19	1.96	0.94
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.31	(b)	2.56	(b)	3.57	(b)	3.16	2.41	3.41
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.31	(b)	2.56	(b)	3.57	(b)	3.16	2.41	3.41
Portfolio turnover rate (%)	15.83	(a)	15.83	(a)	15.83	(a)	29.68	29.68	29.68

^  Commencement of operations

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A shares and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)  Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,						Period May 1, 2012^ to
	2014			2013			October 31, 2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	11.26	11.23	11.23	10.32	10.30	10.33	10.00		10.00		10.00
Income (loss) from investment operations:
Net investment income ($)	0.36	0.27	0.38	0.42	0.34	0.44	0.15		0.11		0.18
Net realized and unrealized gains (losses) on investments	0.17	0.17	0.19	0.91	0.90	0.91	0.28		0.29		0.27
Total income (loss) from investment operations	0.53	0.44	0.57	1.33	1.24	1.35	0.43		0.40		0.45
Less distributions:
Dividends from net investment income ($)	-0.38	-0.29	-0.41	-0.39	-0.31	-0.45	-0.11		-0.10		-0.12
Distributions from capital gains	—	—	—	—	—	—	—		—		—
Total distributions	-0.38	-0.29	-0.41	-0.39	-0.31	-0.45	-0.11		-0.10		-0.12
Net asset value, end of period ($)	11.41	11.38	11.39	11.26	11.23	11.23	10.32		10.30		10.33
Total return(c) (%)	4.67	3.90	5.00	13.14	12.25	13.36	4.37	(a)	4.00	(a)	4.53	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	440	379	490	231	148	129	43		26		38
Ratio of operating expenses to average net assets including fee waivers and recoupments (%)	1.26	2.00	1.05	1.30	2.04	1.05	1.30	(b)(d)	2.05	(b)(d)	1.05	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and recoupments (%)	1.23	1.97	0.97	1.35	2.09	1.10	2.13	(b)(d)	2.88	(b)(d)	2.20	(b)(d)
Ratio of net investment income to average net assets including fee waivers and recoupments (%)	3.09	2.31	3.25	3.85	3.11	4.11	2.89	(b)(d)	2.16	(b)(d)	3.56	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and recoupments (%)	3.12	2.34	3.33	3.80	3.06	4.06	2.06	(b)(d)	1.33	(b)(d)	2.40	(b)(d)
Portfolio turnover rate (%)	18.45	18.45	18.45	10.87	10.87	10.87	5.17	(a)	5.17	(a)	5.17	(a)(d)
First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund

Financial Highlights

	Six-Months Ended						Year Ended October 31,
	April 30, 2016 (unaudited)						2015
	Class A		Class C		Class I		Class A	Class C	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	8.90		8.89		8.90		9.96	9.95	9.96
Income (loss) from investment operations:
Net investment income ($)	0.30		0.28		0.32		0.55	0.48	0.58
Net realized and unrealized gains (losses) on investments	-0.34		-0.35		-0.35		-0.96	-0.96	-0.96
Total income (loss) from investment operations	-0.04		-0.07		-0.03		-0.41	-0.48	-0.38
Less distributions:
Dividends from net investment income ($)	-0.34		-0.31		-0.35		-0.56	-0.49	-0.59
Distributions from capital gains	—		—		—		-0.09	-0.09	-0.09
Total distributions	-0.34		-0.31		-0.35		-0.65	-0.58	-0.68
Net asset value, end of period ($)	8.52		8.51		8.52		8.90	8.89	8.90
Total return(c) (%)	-0.23	(a)	-0.59	(a)	-0.10	(a)	-4.24	-4.96	-3.97
Ratios and supplemental data
Net assets, end of period (millions) ($)	153		109		334		202	129	473
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.18	(b)	1.91	(b)	0.88	(b)	1.12	1.87	0.83
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.23	(b)	1.96	(b)	0.93	(b)	1.16	1.91	0.87
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	7.43	(b)	6.75	(b)	7.73	(b)	5.81	5.07	6.10
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	7.38	(b)	6.70	(b)	7.68	(b)	5.77	5.03	6.06
Portfolio turnover rate (%)	13.30	(a)	13.30	(a)	13.30	(a)	31.62	31.62	31.62

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 4.50% for Class A shares and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(d)Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,						Period April 1, 2012 to
	2014			2013			October 31, 2012
	Class A	Class C	Class I	Class A	Class C	Class I	Class A		Class C		Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	10.11	10.10	10.11	9.98	9.97	9.98	9.75		9.74		9.75
Income (loss) from investment operations:
Net investment income ($)	0.53	0.45	0.55	0.59	0.51	0.62	0.33		0.29		0.36
Net realized and unrealized gains (losses) on investments	-0.15	-0.15	-0.14	0.14	0.14	0.14	0.24		0.23		0.23
Total income (loss) from investment operations	0.38	0.30	0.41	0.73	0.65	0.76	0.57		0.52		0.59
Less distributions:
Dividends from net investment income ($)	-0.53	-0.45	-0.56	-0.59	-0.51	-0.62	-0.34		-0.29		-0.36
Distributions from capital gains	—	—	—	-0.01	-0.01	-0.01	—		—		—
Total distributions	-0.53	-0.45	-0.56	-0.60	-0.52	-0.63	-0.34		-0.29		-0.36
Net asset value, end of period ($)	9.96	9.95	9.96	10.11	10.10	10.11	9.98		9.97		9.98
Total return(c) (%)	3.74	2.97	4.03	7.49	6.69	7.85	5.94	(a)	5.47	(a)	6.20	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	247	184	710	346	159	511	220		113		309
Ratio of operating expenses to average net assets including fee waivers and reimbursements/(recoupments) (%)	1.09	1.84	0.83	1.13	1.88	0.80	1.25	(b)(d)	2.00	(b)(d)	0.80	(b)(d)
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	1.09	1.83	0.84	1.13	1.88	0.88	1.27	(b)(d)	2.02	(b)(d)	1.03	(b)(d)
Ratio of net investment income to average net assets including fee waivers and reimbursements/(recoupments) (%)	5.17	4.42	5.43	5.80	5.07	6.14	5.75	(b)(d)	4.98	(b)(d)	6.23	(b)(d)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/(recoupments) (%)	5.17	4.43	5.42	5.80	5.07	6.06	5.73	(b)(d)	4.96	(b)(d)	6.00	(b)(d)
Portfolio turnover rate (%)	43.02	43.02	43.02	49.71	49.71	49.71	25.02	(a)	25.02	(a)	25.02	(a)

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle High Yield Fund

Financial Highlights (continued)

	Year Ended March 31,
	2012^					2011
	Class A^^		Class C^^		Class I	Class I
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	9.40		9.40		10.29	10.67
Income (loss) from investment operations:
Net investment income ($)	0.13		0.11		0.68	0.98
Net realized and unrealized gains (losses) on investments	0.35		0.34		-0.11	0.47
Total income (loss) from investment operations	0.48		0.45		0.57	1.45
Less distributions:
Dividends from net investment income ($)	-0.13		-0.11		-0.83	-0.98
Distributions from capital gains	—		—		-0.28	-0.85
Total distributions	-0.13		-0.11		-1.11	-1.83
Net asset value, end of period ($)	9.75		9.74		9.75	10.29
Total return(c) (%)	5.11		4.78		6.11	14.81
Ratios and supplemental data
Net assets, end of period (millions) ($)	60		28		115	11
Ratio of operating expenses to average net assets including fee waivers and reimbursements/ (recoupments) (%)	0.95	(b)	1.66	(b)	0.80	0.80
Ratio of operating expenses to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	1.12	(b)	1.83	(b)	1.05	1.21
Ratio of net investment income to average net assets including fee waivers and reimbursements/ (recoupments) (%)	5.48	(b)	4.74	(b)	6.98	9.33
Ratio of net investment income to average net assets excluding fee waivers and reimbursements/ (recoupments) (%)	5.31	(b)	4.57	(b)	6.73	8.92
Portfolio turnover rate (%)	45.21		45.21		45.21	145.96

^  The Fund commenced investment operations in its present form on December 30, 2011.

^^  Class A and Class C commenced operations on January 3, 2012.

*  Per share amounts have been calculated using the average shares method.

(b)  Annualized

(c)  Does not take into account the sales charge of 4.50% for Class A shares and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

First Eagle Fund of America

Financial Highlights

	Six-Months Ended
	April 30, 2016 (unaudited)
	Class A		Class C		Class I		Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	35.79		30.07		36.62		36.56
Income (loss) from investment operations:
Net investment income (loss) ($)	0.10		-0.02		0.15		0.10
Net realized and unrealized gains (losses) on investments	-1.68		-1.41		-1.72		-1.72
Total income (loss) from investment operations	-1.58		-1.43		-1.57		-1.62
Less distributions:
Dividends from net investment income ($)	-0.01		—		-0.10		0.00	**
Distributions from capital gains	-1.00		-1.00		-1.00		-1.00
Total distributions	-1.01		-1.00		-1.10		-1.00
Net asset value, end of period ($)	33.20		27.64		33.95		33.94
Total return(c) (%)	-4.52	(a)	-4.89	(a)	-4.36	(a)	-4.52	(a)
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,138		644		1,026		439
Ratio of operating expenses to average net assets including earnings credits (%)	1.36	(b)	2.10	(b)	1.04	(b)	1.36	(b)
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.36	(b)	2.10	(b)	1.04	(b)	1.36	(b)
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.59	(b)	-0.15	(b)	0.90	(b)	0.58	(b)
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.59	(b)	-0.15	(b)	0.90	(b)	0.58	(b)
Portfolio turnover rate (%)	22.63	(a)	22.63	(a)	22.63	(a)	22.63	(a)

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2015						2014
	Class A	Class C		Class I		Class Y	Class A	Class C	Class I	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	38.58	32.98		39.39		39.35	34.76	29.94	35.47	35.42
Income (loss) from investment operations:
Net investment income (loss) ($)	0.05	-0.20		0.16		0.05	0.17	-0.10	0.25	0.17
Net realized and unrealized gains (losses) on investments	-0.01	-0.00	**	-0.00	**	-0.02	4.26	3.66	4.36	4.34
Total income (loss) from investment operations	0.04	-0.20		0.16		0.03	4.43	3.56	4.61	4.51
Less distributions:
Dividends from net investment income ($)	-0.12	—		-0.22		-0.11	-0.09	—	-0.17	-0.06
Distributions from capital gains	-2.71	-2.71		-2.71		-2.71	-0.52	-0.52	-0.52	-0.52
Total distributions	-2.83	-2.71		-2.93		-2.82	-0.61	-0.52	-0.69	-0.58
Net asset value, end of period ($)	35.79	30.07		36.62		36.56	38.58	32.98	39.39	39.35
Total return(c) (%)	0.19	-0.55		0.48		0.18	12.92	12.06	13.20	12.91
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,332	742		1,168		496	1,204	632	888	528
Ratio of operating expenses to average net assets including earnings credits (%)	1.35	2.10		1.05		1.36	1.36	2.11	1.11	1.36
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.35	2.10		1.05		1.36	1.36	2.11	1.11	1.36
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.12	-0.63		0.41		0.12	0.45	-0.31	0.66	0.45
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.12	-0.63		0.41		0.12	0.45	-0.31	0.66	0.45
Portfolio turnover rate (%)	32.23	32.23		32.23		32.23	35.18	35.18	35.18	35.18

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Fund of America

Financial Highlights (continued)

	Year Ended October 31,
	2013
	Class A	Class C	Class I^		Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	26.86	23.30	31.01		27.37
Income (loss) from investment operations:
Net investment income (loss) ($)	0.10	-0.12	0.07		0.12
Net realized and unrealized gains (losses) on investments	7.81	6.76	4.39		7.94
Total income (loss) from investment operations	7.91	6.64	4.46		8.06
Less distributions:
Dividends from net investment income ($)	-0.01	—	—		-0.01
Distributions from capital gains	—	—	—		—
Total distributions	-0.01	—	—		-0.01
Net asset value, end of period ($)	34.76	29.94	35.47		35.42
Total return(c) (%)	29.45	28.44	14.38	(a)	29.45
Ratios and supplemental data
Net assets, end of period (millions) ($)	1,036	455	491		504
Ratio of operating expenses to average net assets including earnings credits (%)	1.41	2.16	1.19	(b)	1.41
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.41	2.16	1.19	(b)	1.41
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.31	-0.46	0.34	(b)	0.39
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.31	-0.46	0.34	(b)	0.39
Portfolio turnover rate (%)	32.12	32.12	32.12	(a)	32.12

^  Class I commenced investment operations on March 8, 2013.

*  Per share amounts have been calculated using the average shares method.

(a)  Not Annualized

(b)  Annualized

(c)  Does not take into account the sales charge of 5.00% for Class A and the contingent deferred sales charge (CDSC) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

	Year Ended October 31,
	2012			2011
	Class A	Class C	Class Y	Class A	Class C	Class Y
Selected data for a share of beneficial interest outstanding throughout each period is presented below:*
Net asset value, beginning of period ($)	24.91	22.01	25.35	24.06	21.32	24.47
Income (loss) from investment operations:
Net investment income (loss) ($)	0.04	-0.13	0.04	-0.09	-0.25	-0.08
Net realized and unrealized gains (losses) on investments	3.73	3.24	3.80	1.11	0.98	1.12
Total income (loss) from investment operations	3.77	3.11	3.84	1.02	0.73	1.04
Less distributions:
Dividends from net investment income ($)	—	—	—	-0.17	-0.04	-0.16
Distributions from capital gains	-1.82	-1.82	-1.82	—	—	—
Total distributions	-1.82	-1.82	-1.82	-0.17	-0.04	-0.16
Net asset value, end of period ($)	26.86	23.30	27.37	24.91	22.01	25.35
Total return(c) (%)	16.46	15.62	16.50	4.22	3.43	4.20
Ratios and supplemental data
Net assets, end of period (millions) ($)	699	246	667	549	194	633
Ratio of operating expenses to average net assets including earnings credits (%)	1.44	2.19	1.44	1.43	2.18	1.43
Ratio of operating expenses to average net assets excluding earnings credits (%)	1.44	2.19	1.44	1.43	2.18	1.43
Ratio of net investment income (loss) to average net assets including earnings credits (%)	0.14	-0.61	0.14	-0.33	-1.08	-0.31
Ratio of net investment income (loss) to average net assets excluding earnings credits (%)	0.14	-0.61	0.14	-0.33	-1.08	-0.31
Portfolio turnover rate (%)	31.48	31.48	31.48	67.61	67.61	67.61

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of eight separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, First Eagle Fund of America and First Eagle Absolute Return Fund (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund, First Eagle Absolute Return Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and equity securities. No results are presented in these financial statements for First Eagle Absolute Return Fund, which is described in a prospectus and annual report separate from that for the other seven Funds discussed here. The Board of Trustees of the Trust voted on June 9, 2016 to liquidate and dissolve the First Eagle Absolute Return Fund.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. Private equity funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively " the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold (bullion). Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2016, the First Eagle Global Cayman Fund, Ltd. has $3,082,349,069 in net assets, representing 6.41% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2016, the First Eagle Overseas Cayman Fund, Ltd. has $635,312,257 in net assets, representing 4.43% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2016, the First Eagle U.S. Value Cayman Fund, Ltd. has $201,952,623 in net assets, representing 9.03% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2016, the First Eagle Gold Cayman Fund, Ltd. has $224,481,331 in net assets, representing 18.31% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Prior to December 31, 2015, all bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations were readily available were valued at the mean between the bid and ask prices provided by an approved pricing service, or received from dealers in the over-the-counter market in the United States or abroad. Effective December 31, 2015, all bonds, whether listed on an exchange or traded in the over-counter-market, for which market quotations are readily available, are generally priced at the evaluated bid price. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Between December 15, 2014 and December 31, 2015, short-term investments, maturing in sixty days or less, were valued at market price; prior to December 15, 2014, they were valued at amortized cost. Effective December 31, 2015, short-term investments, maturing in sixty days or less, are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.), as provided by an independent pricing source.

Forward contracts are valued at the current cost of covering or offsetting such contracts by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

by the Board of Trustees ("Board"). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of a Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to a Fund's foreign holdings therefore may differ on occasion from reported market values. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds as of 4:00 p.m. E.S.T.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Fund.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2016:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3	Total
Assets:†
International Common Stocks	$18,804,800,242	$78,315,127	$158,101,459	$19,041,216,828
U.S. Common Stocks	17,075,629,652	608,146	—	17,076,237,798
Investment Company	139,031	—	—	139,031
Warrant	52,304,780	—	—	52,304,780
Commodity*	3,476,215,602	—	—	3,476,215,602
Government Obligations	—	1,001,096,250	—	1,001,096,250
U.S. Corporate Bond	—	4,900,827	—	4,900,827
International Corporate Notes and Bonds	—	18,502,758	30,916,361	49,419,119
International Government Bonds	—	549,095,276	—	549,095,276
International Commercial Paper	—	2,746,381,297	—	2,746,381,297
U.S. Commercial Paper	—	3,977,017,466	—	3,977,017,466
Total	$39,409,089,307	$8,375,917,147	$189,017,820	$47,974,024,274
Liabilities:
Foreign Currency Contracts**	$—	$20,369,502	$—	$20,369,502
Total	$—	$20,369,502	$—	$20,369,502

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. An international common stock valued at $86,985,513 was transferred from Level 1 to Level 2 during the six-month period ended April 30, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at April 30, 2016, this security was valued based on fair value adjustment factors. An international common stock valued at $90,547,871 was transferred from Level 1 to Level 3 during the six-month period ended April 30, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at April 30, 2016, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2016.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the period ended April 30, 2016 was as follows:

First Eagle Global Fund (continued)

	International Common Stocks	International Corporate Notes and Bonds	Total Value
Beginning Balance — market value	$9,098,334	$35,470,356	$44,568,690
Purchases	—	35,817,442	35,817,442
Sales	—	(41,444,027)	(41,444,027)
Transfer In — Level 3	90,547,871	—	90,547,871
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	—	(1,480,654)	(1,480,654)
Change in Unrealized Appreciation (Depreciation)	58,455,254	2,553,244	61,008,498
Ending Balance — market value	$158,101,459	$30,916,361	$189,017,820
Change in unrealized gains or (losses) relating to assets still held at reporting date	$58,455,254	$2,553,244	$61,008,498

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
International Common Stocks	$10,507,096,371	$37,417,050	$144,706,438		$10,689,219,859
U.S. Common Stock	34,531,736	—	—		34,531,736
International Preferred Stock	6,417,612	—	—		6,417,612
Investment Company	52,824	—	—		52,824
Right	—	—	—	^	—	^
Commodity*	893,232,420	—	—		893,232,420
Term Loans	—	—	1,895,919		1,895,919
Government Obligation	—	10,016,020	—		10,016,020
International Corporate Bonds	—	—	20,610,907		20,610,907
International Government Bonds	—	285,208,982	—		285,208,982
International Commercial Paper	—	1,023,300,927	—		1,023,300,927
U.S. Commercial Paper	—	1,287,372,882	—		1,287,372,882
Total	$11,441,330,963	$2,643,315,861	$167,213,264		$14,251,860,088
Liabilities:
Foreign Currency Contracts**	$—	$11,557,308	$—		$11,557,308
Total	$—	$11,557,308	$—		$11,557,308

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. An international common stock valued at $41,559,548 was transferred from Level 1 to Level 2 during the six-month period ended April 30, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at April 30, 2016, this security was valued based on fair value adjustment factors. An international common stock valued at $61,630,126 was transferred from Level 1 to Level 3 during the six-month period ended April 30, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at April 30, 2016, this security was valued using other significant unobservable inputs. There was no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2016.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

^  Fair value represents zero.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2016 was as follows:

First Eagle Overseas Fund (continued)

	International Common Stocks	Right		Term Loans	International Corporate Notes and Bonds	Total Value
Beginning Balance — market value	$31,100,511	$—	^	$2,975,177	$23,646,904	$57,722,592
Purchases	636,263			—	23,878,379	24,514,642
Sales	—	—		(3,461,056)	(27,621,564)	(31,082,620)
Transfer In — Level 3	61,630,126	—		—	—	61,630,126
Transfer Out — Level 3	—	—		—	—	—
Accrued Amortization	—	—		—	—	—
Realized Gains (Losses)	—	—		(870,941)	(985,169)	(1,856,110)
Change in Unrealized Appreciation (Depreciation)	51,339,538	—		3,252,739	1,692,357	56,284,634
Ending Balance — market value	$144,706,438	$—	^	$1,895,919	$20,610,907	$167,213,264
Change in unrealized gains or (losses) relating to assets still held at reporting date	$51,339,538	$—		$1,906,010	$1,692,357	$54,937,905

^Fair value represents zero.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$1,523,291,651	$—	$—	$1,523,291,651
International Common Stocks	128,137,066	—	—	128,137,066
Investment Company	11,773	—	—	11,773
Warrant	7,997,916	—	—	7,997,916
Commodity*	201,962,287	—	—	201,962,287
U.S. Corporate Bonds	—	6,916,313	—	6,916,313
U.S. Treasury Bills	—	99,979,930	—	99,979,930
International Commercial Paper	—	105,061,349	—	105,061,349
U.S. Commercial Paper	—	162,171,137	—	162,171,137
Total	$1,861,400,693	$374,128,729	$—	$2,235,529,422

†See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

  For the six-month period ended April 30, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3		Total
Assets:†
International Common Stocks	$755,098,155	$—	$—		$755,098,155
U.S. Common Stocks	167,626,838	—	—		167,626,838
Investment Company	19,155	—	—		19,155
Warrant	158,660	—	—		158,660
Commodities*	224,518,069	—	—		224,518,069
International Convertible Bond	—	—	15,440,625	(a)	15,440,625
International Commercial Paper	—	63,585,985	—		63,585,985
U.S. Commercial Paper	—	3,715,400	—		3,715,400
Total	$1,147,420,877	$67,301,385	$15,440,625		$1,230,162,887

(a)  Represents an international convertible bond that is fair valued using a comparable security from the same issuer that is publicly traded.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

  For the six-month period ended April 30, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2016 was as follows:

First Eagle Gold Fund (continued)

International Convertible Bond
Beginning Balance — market value	$24,140,625
Purchases	—
Sales	(9,800,000)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(200,000)
Change in Unrealized Appreciation (Depreciation)	1,300,000
Ending Balance — market value	$15,440,625
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,300,000

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
International Common Stocks	$454,105,637	$1,584,586	$1,192,000	(b)	$456,882,223
U.S. Common Stocks	179,165,407	—	—		179,165,407
U.S. Preferred Stocks	1,832,107	—	—		1,832,107
Investment Company	28,661	—	—		28,661
Commodity*	18,545,146	—	—		18,545,146
U.S. Corporate Bonds	—	247,542,829	—		247,542,829
International Corporate Bonds	—	114,806,875	—		114,806,875
International Government Bonds	—	17,982,570	—		17,982,570
Term Loans	—	11,839,130	23,158,691	(c)	34,997,821
International Commercial Paper	—	111,483,836	—		111,483,836
Total	$653,676,958	$505,239,826	$24,350,691		$1,183,267,475
Liabilities:
Foreign Currency Contracts**	$—	$672,651	$—		$672,651
Total	$—	$672,651	$—		$672,651

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. An international common stock valued at $1,760,018 was transferred from Level 1 to Level 2 during the six-month period ended April 30, 2016. At October 31, 2015, this security was valued using quoted market prices in active markets; at April 30, 2016, this security was valued based on fair value adjustment factors. Term loans valued at $19,658,309 were transferred from Level 2 to Level 3 during the six-month period ended April 30, 2016. At October 31, 2015, these securities were valued by brokers and pricing services; at April 30, 2016, these securities were valued using other significant unobservable inputs. There was no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2016.

(b)  Represents an international common stock that is fair valued using a comparable security from the same issuer that is publicly traded.

(c)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†  See Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

**  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2016 was as follows:

First Eagle Global Income Builder Fund (continued)

	International Common Stock	Term Loans	Total Value
Beginning Balance — market value	$1,490,000	$8,549,033	$10,039,033
Purchases	—	—	—
Sales	—	(912,313)	(912,313)
Transfer In — Level 3	—	19,658,309	19,658,309
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	31,199	31,199
Realized Gains (Losses)	—	3,714	3,714
Change in Unrealized Appreciation (Depreciation)	(298,000)	(4,171,251)	(4,469,251)
Ending Balance — market value	$1,192,000	$23,158,691	$24,350,691
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(298,000)	$(4,171,251)	$(4,469,251)

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3		Total
Assets:†
U.S. Common Stock	$—	$114,737	$—		$114,737
U.S. Corporate Bonds	—	327,689,450	17,518,905	(b)	345,208,355
International Corporate Bonds	—	114,103,541	—		114,103,541
Term Loans	—	48,943,968	25,893,602	(b)	74,837,570
International Commercial Paper	—	55,690,419	—		55,690,419
Investment Company	202,307	—	—		202,307
Foreign Currency Contracts*	—	408	—		408
Total	$202,307	$546,542,523	$43,412,507		$590,157,337
Liabilities:
Foreign Currency Contracts*	$—	$140,953	$—		$140,953
Total	$—	$140,953	$—		$140,953

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. U.S. corporate bonds valued at $22,174,381 were transferred from Level 2 to Level 3 during the six-month period ended April 30, 2016. At October 31, 2015, these securities were valued by brokers and pricing services; at April 30, 2016, these securities were valued using other significant unobservable inputs. Term loans valued at $12,477,675 were transferred from Level 2 to Level 3 during the six-month period ended April 30, 2016. At October 31, 2015, these securities were valued by brokers and pricing services; at April 30, 2016, these securities were valued using other significant unobservable inputs. Term loans valued at $13,026,247 were transferred from Level 3 to Level 2 during the six-month period ended April 30, 2016. At October 31, 2015, these securities were valued using other significant unobservable inputs; at April 30, 2016, these securities were valued by brokers and pricing services. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2016.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

†  See Schedule of Investments for additional detailed categorizations.

*  Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the period ended April 30, 2016 was as follows:

First Eagle High Yield Fund (continued)

	U.S. Corporate Bonds	International Corporate Bonds	Term Loans	Total Value
Beginning Balance — market value	$1,490,680	$12,494,111	$34,957,320	$48,942,111
Purchases	1,036,360	—	523,559	1,559,919
Sales	(4,273,082)	(9,371,054)	(3,602,517)	(17,246,653)
Transfer In — Level 3	22,174,381	—	12,477,675	34,652,056
Transfer Out — Level 3	—	—	(13,026,247)	(13,026,247)
Accrued Amortization	177,694	10,810	36,397	224,901
Realized Gains (Losses)	(300,852)	(10,930,397)	(155,471)	(11,386,720)
Change in Unrealized Appreciation (Depreciation)	(2,786,276)	7,796,530	(5,317,114)	(306,860)
Ending Balance — market value	$17,518,905	$—	$25,893,602	$43,412,507
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(4,874,527)	$—	$(5,317,114)	$(10,191,641)

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
U.S. Common Stocks	$2,926,179,370	$—	$—	$2,926,179,370
International Common Stock	131,812,768	—	—	131,812,768
Investment Company	291,731,263	—	—	291,731,263
Total	$3,349,723,401	$—	$—	$3,349,723,401
Liabilities:
Covered Call Options Written	$71,262,521	$—	$—	$71,262,521
Total	$71,262,521	$—	$—	$71,262,521

†See Schedule of Investments for additional detailed categorizations.

  For the six-month period ended April 30, 2016, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

The significant unobservable inputs used in the fair value measurement of the Funds' investments are disclosed after each table, if applicable. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Absolute Return Fund and the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Absolute Return Fund and the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward currency contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into foreign exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in foreign exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after each Fund's portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, collateral pledged by the Fund is segregated by the Fund's custodian and identified in the Fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

At April 30, 2016, the Funds had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$—	$20,369,502	$12,218,720	$(25,544,227)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$—	$11,557,308	$6,045,871	$(14,877,543)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$—	$672,651	$434,572	$(1,221,684)

First Eagle High Yield Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Appreciation (Depreciation)(4)
Foreign Currency	$408	$140,953	$182,251	$(217,064)

(1)  Statements of Assets and Liabilities location: Receivable for forward currency contracts held, at value.

(2)  Statements of Assets and Liabilities location: Payable for forward currency contracts held, at value.

(3)  Statements of Operations location: Net realized gains (losses) from foreign currency and forward contract related transactions.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of foreign currency and forward contract related translation.

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of April 30, 2016:

First Eagle Global Fund

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged(1)	Net Amount (Not Less Than $0)
BNY Mellon	$1,756,671	$—	$—	$1,756,671
Goldman Sachs Capital Markets LP	4,423,299	—	(2,250,000)	2,173,299
HSBC Bank USA	5,411,397	—	—	5,411,397
JPMorgan Chase Bank N.A.	5,513,442	—	—	5,513,442
UBS AG	3,264,693	—	—	3,264,693
	$20,369,502	$—	$(2,250,000)	$18,119,502

First Eagle Overseas Fund

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged(1)	Net Amount (Not Less Than $0)
BNY Mellon	$957,381	$—	$—	$957,381
Goldman Sachs Capital Markets LP	2,367,186	—	(1,170,000)	1,197,186
HSBC Bank USA	3,406,473	—	—	3,406,473
JPMorgan Chase Bank N.A.	2,899,041	—	—	2,899,041
UBS AG	1,927,227	—	—	1,927,227
	$11,557,308	$—	$(1,170,000)	$10,387,308

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
BNY Mellon	$61,882	$—	$—	$61,882
Goldman Sachs Capital Markets LP	242,199	—	—	242,199
HSBC Bank USA	198,892	—	—	198,892
JPMorgan Chase Bank N.A.	162,012	—	—	162,012
UBS AG	7,666	—	—	7,666
	$672,651	$—	$—	$672,651

First Eagle High Yield Fund

Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
HSBC Bank USA	$408	$(408)	$—	$0
Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
HSBC Bank USA	$140,953	$(408)	$—	$140,545

(1)  In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

For the six-month period ended April 30, 2016, First Eagle Fund of America had the following options transactions.

First Eagle Fund of America

Written Options	Number of Contracts	Premium Received
Options outstanding at October 31, 2015	100,114	$31,309,788
Options written	640,917	223,011,780
Options assigned	(42,090)	(9,825,935)
Options expired/closed	(482,812)	(165,647,263)
Options outstanding at April 30, 2016	216,129	$78,848,370
Purchased Options	Number of Contracts	Cost
Options outstanding at October 31, 2015	7,335	$6,499,487
Options purchased	39,970	16,772,624
Options expired/closed	(47,305)	(23,272,111)
Options outstanding at April 30, 2016	0	$0

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

As of April 30, 2016, portfolio securities valued at $1,111,070,295 were earmarked to cover collateral requirements for written options.

Outstanding contracts at period-end are indicative of the volume of activity during the period.

At April 30, 2016, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America

		Gain or (Loss) Derivative Recognized in Income
Risk Type	Liability Derivative Fair Value(1)	Realized Loss(2)	Change in Appreciation (Depreciation)(3)
Equity — Written options	$71,262,521	$(26,939,169)	$23,418,194
Equity — Purchased options	—	(8,346,560)	484,852

(1)  Statements of Assets and Liabilities location: Option contracts written, at value.

(2)  Statements of Operations location: Net realized gains (losses) from written options & investment transactions of unaffiliated issuers.

(3)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of written options & investment transactions.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Term Loans — A Fund may invest in term loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The inflation (deflation) adjustment is applied to the principal of each bond on a daily basis and is accounted for as interest income on the Statements of Operations. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Code for a Regulated Investment Company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield Fund which declares income daily and pays monthly and First Eagle Global Income Builder Fund which declares income daily and pays quarterly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement") an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70	(2)
First Eagle Fund of America	0.90	(3)

(1) The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the daily average net assets to 0.70% for the period March 1, 2016 to February 28, 2017.

(2)  The Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.05% of the daily average net assets to 0.65% for the period March 1, 2016 to February 28, 2017.

(3)  Effective March 1, 2016, the Adviser receives from First Eagle Fund of America an annual advisory fee at the rate of 0.90% of the first $5 billion of the average daily net assets, and 0.85% in excess of $5 billion of the average daily net assets. Prior to March 1, 2016, the Adviser received an annual advisory fee at the rate of 1.00% of the first $1.5 billion of the average daily net assets, 0.95% of the next $1 billion of the average daily net assets; 0.90% on the next $2.5 billion of the average daily net assets and 0.85% in excess of $5 billion of the average daily net assets. For the period ended April 30, 2016 the effective rate was 0.94%.

Pursuant to a subadvisory agreement, dated December 1, 2015 ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, for the First Eagle High Yield Fund and First Eagle Global Income Builder Fund, as allowed by law, so that the total annual operating expenses (excluding certain items) of the First Eagle High Yield Fund's Class A, Class C and Class I shares did not exceed 1.25%, 2.00% and 0.80%, respectively, and the First Eagle Global Income Builder Fund's Class A, Class C and Class I shares did not exceed 1.30%, 2.05%, and 1.05%, respectively, through December 31, 2013.

The Adviser may seek reimbursement for fees waived and other expenses paid by the Adviser pursuant to the Fee Waiver and Expense Reimbursement Agreement ("Agreement"). A recoupment payment should be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed operating expenses under the Agreement. As of April 30, 2016, the Adviser may seek reimbursement of the remaining waived fees and reimbursed expenses as follows:

First Eagle Global Income Builder Fund

Expiration	Amount
October 31, 2016	$15

During the period ended April 30, 2016, the First Eagle Global Income Builder Fund did not make any repayments to the Adviser for previously waived and reimbursed fees.

First Eagle High Yield Fund

Expiration	Amount
October 31, 2016	$309,343
December 31, 2016	44,141

During the period ended April 30, 2016, the First Eagle High Yield Fund did not make any repayments to the Adviser for previously waived and reimbursed fees.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with them, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Fund which pay the fee described in the next paragraph) reimburse the Adviser for costs (including personnel, related overhead and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

First Eagle Global Income Builder Fund and, effective January 1, 2015, First Eagle High Yield Fund, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

For the six-month period ended April 30, 2016, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,168,952	$643,430
First Eagle Overseas Fund	457,116	215,616
First Eagle U.S. Value Fund	165,022	62,857
First Eagle Gold Fund	53,872	29,564
First Eagle Global Income Builder Fund	296,740	47,741
First Eagle High Yield Fund	164,882	34,273
First Eagle Fund of America	141,193	61,927

The Funds have entered into custody agreements with State Street Bank and Trust Company ("SSB"). The custody agreements provide for an annual fee based on the amount of assets under custody plus transaction charges. SSB serves as custodian of the Funds' portfolio securities and other assets. SSB has directly entered into sub-custodial agreements to maintain the custody of gold bullion in the Funds. Under the terms of the custody agreement between the Funds and SSB, SSB maintains and deposits in separate accounts, cash, securities and other assets of the Funds. SSB is also required, upon the order of the Funds, to deliver securities held by SSB and the sub-custodian, and to make payments for securities purchased by the Funds. SSB has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with SSB, pursuant to which SSB provides certain financial reporting and other administrative services. SSB, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2016, FEF Distributors, LLC realized $476,843, $37,624, $22,897, $36,910, $21,722, $18,448 and $58,051, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2016, balances to the Plan are recorded on the Statements of Assets and Liabilities.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC ("the Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund pay the Distributor monthly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively, of each Fund's average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor monthly, a distribution fee with respect to Class A, Class C and Class Y shares at an annual rate of up to 0.25%, 0.75% and 0.25%, respectively of the average daily net assets. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2016, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Distributor receives an annual service fee with respect to Class C at the annual rate of 0.25% of each Fund's average daily net assets, payable monthly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2016, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

During the six-month period ended April 30, 2016, the cost of purchases of investments, excluding U.S. Government and short-term securities, totaled $2,448,557,701, $378,154,120, $112,053,474, $65,946,090, $172,341,898, $77,335,971 and $763,956,639 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding U.S. Government securities and short-term securities, totaled $5,343,569,823, $718,761,738, $509,208,057, $82,786,376, $291,959,182, $249,545,874 and $1,142,962,217 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

During the six-month period ended April 30, 2016, there were no purchases or sales of U.S. Government securities, excluding short-term securities, for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Note 5 — Line of Credit

At a meeting on October 2, 2015, the Board of Trustees approved continuing a $200 million committed, unsecured line of credit ("Credit Facility") with State Street Bank and Trust Company for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the line of credit are paid by the Funds and are included in other expenses in the Statements of Operations. During the six-month period ended April 30, 2016, the Funds had borrowings under the agreement as follows:

Fund	Average Daily Loan Balance	Number of Days Outstanding	Interest Expense	Weighted Average Annualized Interest Rate
First Eagle Overseas Fund	$296,923	3	$13	1.63%
First Eagle Global Income Builder Fund	279,506	3	13	1.65
First Eagle High Yield Fund	1,570,556	1	71	1.64
First Eagle Fund of America	5,165,245	1	235	1.64

As of April 30, 2016 there were no outstanding borrowings from the credit facility.

Note 6 — Capital Stock

At April 30, 2016, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

First Eagle Funds | Semi-Annual Report | April 30, 2016

This page was intentionally left blank.

Notes to Financial Statements (unaudited)

Transactions in shares of capital stock were as follows:

	Six-Month Period Ended April 30, 2016
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	16,209,943	11,096,797	42,804,763
Shares issued for reinvested dividends and distributions	3,132,435	1,824,708	4,215,745
Shares redeemed	(32,203,748)	(19,460,957)	(54,387,549)
Net increase (decrease)	(12,861,370)	(6,539,452)	(7,367,041)
	Year Ended October 31, 2015
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	35,268,493	23,699,677	76,913,336
Shares issued for reinvested dividends and distributions	14,471,183	8,073,955	15,651,689
Shares redeemed	(66,288,695)	(36,418,310)	(87,397,967)
Net increase (decrease)	(16,549,019)	(4,644,678)	5,167,058
	Six-Month Period Ended April 30, 2016
	First Eagle Gold Fund
	Class A	Class C	Class I
Shares sold	5,627,489	1,691,420	8,776,668
Shares issued for reinvested dividends and distributions	27	12	—
Shares redeemed	(5,512,581)	(1,915,772)	(9,636,374)
Net increase (decrease)	114,935	(224,340)	(859,706)
	Year Ended October 31, 2015
	First Eagle Gold Fund
	Class A	Class C	Class I
Shares sold	11,930,370	2,434,131	12,736,019
Shares issued for reinvested dividends and distributions	130	67	—
Shares redeemed	(13,646,508)	(4,228,696)	(15,227,543)
Net increase (decrease)	(1,716,008)	(1,794,498)	(2,491,524)

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2016
	First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	13,121,633	2,359,484	62,185,417	1,995,305	993,939	2,468,879
Shares issued for reinvested dividends and distributions	2,198,810	447,973	5,223,533	1,976,887	1,114,239	1,682,512
Shares redeemed	(33,724,121)	(4,806,110)	(49,221,156)	(8,632,469)	(4,174,168)	(9,857,618)
Net increase (decrease)	(18,403,678)	(1,998,653)	18,187,794	(4,660,277)	(2,065,990)	(5,706,227)
	Year Ended October 31, 2015
	First Eagle Overseas Fund			First Eagle U.S. Value Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	30,427,100	5,758,589	91,897,145	5,458,592	3,003,940	10,302,661
Shares issued for reinvested dividends and distributions	9,073,023	1,704,684	15,678,736	3,143,567	1,622,912	2,708,050
Shares redeemed	(56,671,827)	(8,435,341)	(104,101,674)	(18,090,056)	(8,037,548)	(22,226,589)
Net increase (decrease)	(17,171,704)	(972,068)	3,474,207	(9,487,897)	(3,410,696)	(9,215,878)
	Six-Month Period Ended April 30, 2016
	First Eagle Global Income Builder Fund			First Eagle High Yield Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	5,013,206	3,729,886	9,572,546	3,516,912	1,468,477	6,636,859
Shares issued for reinvested dividends and distributions	436,789	308,766	501,264	646,557	412,820	1,420,517
Shares redeemed	(9,064,544)	(6,536,027)	(12,526,877)	(8,844,148)	(3,597,101)	(21,960,244)
Net increase (decrease)	(3,614,549)	(2,497,375)	(2,453,067)	(4,680,679)	(1,715,804)	(13,902,868)
	Year Ended October 31, 2015
	First Eagle Global Income Builder Fund			First Eagle High Yield Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	11,704,029	9,577,337	17,154,498	7,817,319	2,463,611	26,240,158
Shares issued for reinvested dividends and distributions	1,502,646	1,118,542	1,589,567	1,247,845	785,317	3,416,032
Shares redeemed	(13,515,431)	(8,285,431)	(17,784,945)	(11,197,627)	(7,254,182)	(47,779,023)
Net increase (decrease)	(308,756)	2,410,448	959,120	(2,132,463)	(4,005,254)	(18,122,833)
First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2016
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	3,211,635	1,722,564	3,477,818	391,028
Shares issued for reinvested dividends and distributions	956,739	693,935	670,632	362,436
Shares redeemed	(7,106,802)	(3,790,931)	(5,805,830)	(1,371,650)
Net increase (decrease)	(2,938,428)	(1,374,432)	(1,657,380)	(618,186)
	Year Ended October 31, 2015
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	11,375,895	7,673,674	13,562,817	1,557,773
Shares issued for reinvested dividends and distributions	2,232,595	1,412,932	1,259,320	999,228
Shares redeemed	(7,614,310)	(3,554,189)	(5,462,428)	(2,410,531)
Net increase (decrease)	5,994,180	5,532,417	9,359,709	146,470

Transactions in dollars of capital stock were as follows:

	Six-Month Period Ended April 30, 2016
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	$838,104,563	$556,857,346	$2,217,797,266
Shares issued for reinvested dividends and distributions	159,785,585	90,560,292	215,846,180
Shares redeemed	(1,654,563,010)	(974,566,310)	(2,803,222,419)
Net increase (decrease)	$(656,672,862)	$(327,148,672)	$(369,578,973)
	Year Ended October 31, 2015
	First Eagle Global Fund
	Class A	Class C	Class I
Shares sold	$1,882,683,045	$1,233,690,921	$4,120,832,467
Shares issued for reinvested dividends and distributions	739,622,809	404,101,868	802,931,711
Shares redeemed	(3,524,237,211)	(1,893,659,710)	(4,663,103,567)
Net increase (decrease)	$(901,931,357)	$(255,866,921)	$260,660,611

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2016
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	$286,316,316	$50,049,119	$1,387,701,925
Shares issued for reinvested dividends and distributions	47,670,300	9,385,037	115,492,285
Shares redeemed	(738,563,532)	(101,865,764)	(1,100,111,221)
Net increase (decrease)	$(404,576,916)	$(42,431,608)	$403,082,989
	Year Ended October 31, 2015
	First Eagle Overseas Fund
	Class A	Class C	Class I
Shares sold	$694,012,785	$127,322,462	$2,132,752,758
Shares issued for reinvested dividends and distributions	194,162,834	35,440,449	342,110,095
Shares redeemed	(1,286,051,819)	(185,324,821)	(2,397,902,889)
Net increase (decrease)	$(397,876,200)	$(22,561,910)	$76,959,964

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2016
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	$36,923,822	$18,081,916	$46,782,557
Shares issued for reinvested dividends and distributions	36,216,601	20,000,582	31,210,592
Shares redeemed	(161,410,356)	(76,699,535)	(187,067,017)
Net increase (decrease)	$(88,269,933)	$(38,617,037)	$(109,073,868)
	Year Ended October 31, 2015
	First Eagle U.S. Value Fund
	Class A	Class C	Class I
Shares sold	$109,557,157	$59,254,394	$207,604,536
Shares issued for reinvested dividends and distributions	61,488,226	31,322,256	53,619,398
Shares redeemed	(361,075,493)	(158,755,123)	(450,704,353)
Net increase (decrease)	$(190,030,110)	$(68,178,473)	$(189,480,419)

	Six-Month Period Ended April 30, 2016
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	$28,625,319	$12,085,802	$54,566,344
Shares issued for reinvested dividends and distributions	5,308,532	3,376,678	11,657,308
Shares redeemed	(74,043,418)	(29,519,688)	(181,220,588)
Net increase (decrease)	$(40,109,567)	$(14,057,208)	$(114,996,936)
	Year Ended October 31, 2015
	First Eagle High Yield Fund
	Class A	Class C	Class I
Shares sold	$72,157,346	$23,208,644	$249,506,974
Shares issued for reinvested dividends and distributions	11,715,193	7,364,603	32,097,393
Shares redeemed	(106,008,862)	(68,215,333)	(451,181,992)
Net increase (decrease)	$(22,136,323)	$(37,642,086)	$(169,577,625)

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

	Six-Month Period Ended April 30, 2016
	First Eagle Gold Fund			First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	$76,879,567	$21,273,114	$119,315,644	$52,262,255	$38,603,533	$98,874,145
Shares issued for reinvested dividends and distributions	364	136	—	4,572,226	3,226,797	5,234,895
Shares redeemed	(69,962,865)	(23,071,245)	(123,404,019)	(93,705,187)	(67,107,395)	(128,122,020)
Net increase (decrease)	$6,917,066	$(1,797,995)	$(4,088,375)	$(36,870,706)	$(25,277,065)	$(24,012,980)
	Year Ended October 31, 2015
	First Eagle Gold Fund			First Eagle Global Income Builder Fund
	Class A	Class C	Class I	Class A	Class C	Class I
Shares sold	$166,942,899	$32,311,867	$177,977,021	$129,455,279	$105,893,330	$188,339,045
Shares issued for reinvested dividends and distributions	2,027	906	—	16,244,858	12,057,152	17,142,957
Shares redeemed	(184,532,240)	(55,581,885)	(212,714,595)	(148,722,401)	(90,789,241)	(195,344,103)
Net increase (decrease)	$(17,587,314)	$(23,269,112)	$(34,737,574)	$(3,022,264)	$27,161,241	$10,137,899

	Six-Month Period Ended April 30, 2016
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	$108,214,264	$48,943,110	$119,719,172	$13,511,274
Shares issued for reinvested dividends and distributions	32,950,087	19,957,567	23,592,833	12,761,382
Shares redeemed	(238,364,760)	(106,253,816)	(200,282,079)	(47,234,290)
Net increase (decrease)	$(97,200,409)	$(37,353,139)	$(56,970,074)	$(20,961,634)
	Year Ended October 31, 2015
	First Eagle Fund of America
	Class A	Class C	Class I	Class Y
Shares sold	$427,786,509	$243,686,750	$519,384,321	$60,031,283
Shares issued for reinvested dividends and distributions	78,833,583	42,190,415	45,373,323	36,042,154
Shares redeemed	(285,495,070)	(112,903,474)	(208,926,563)	(93,040,793)
Net increase (decrease)	$221,125,022	$172,973,691	$355,831,081	$3,032,644

First Eagle Funds | Semi-Annual Report | April 30, 2016

Notes to Financial Statements (unaudited)

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 8 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind as of April 30, 2016.

Note 9 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Funds, management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that there are no material events that would require disclosures in the Funds' financial statements.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six-months ended April 30, 2016.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(3)
First Eagle Global Fund Consolidated
Class A	4.70%	$1,000.00	$1,047.00	1.13%	$5.75
Class C	4.29	1,000.00	1,042.90	1.87	9.50
Class I	4.82	1,000.00	1,048.20	0.85	4.33
First Eagle Overseas Fund Consolidated
Class A	5.15	1,000.00	1,051.50	1.18	6.02
Class C	4.79	1,000.00	1,047.90	1.90	9.67
Class I	5.29	1,000.00	1,052.90	0.89	4.54
First Eagle U.S. Value Fund Consolidated
Class A	4.14	1,000.00	1,041.40	1.16	5.89
Class C	3.76	1,000.00	1,037.60	1.91	9.68
Class I	4.30	1,000.00	1,043.00	0.88	4.47
First Eagle Gold Fund Consolidated
Class A	47.33	1,000.00	1,473.30	1.35	8.30
Class C	46.67	1,000.00	1,466.70	2.14	13.12
Class I	47.50	1,000.00	1,475.00	1.05	6.46
First Eagle Global Income Builder Fund
Class A	2.96	1,000.00	1,029.60	1.20	6.06
Class C	2.49	1,000.00	1,024.90	1.96	9.87
Class I	3.09	1,000.00	1,030.90	0.93	4.70
First Eagle High Yield Fund
Class A	-0.23	1,000.00	997.70	1.18	5.86
Class C	-0.59	1,000.00	994.10	1.91	9.47
Class I	-0.10	1,000.00	999.00	0.88	4.37
First Eagle Fund of America
Class A	-4.52	1,000.00	954.80	1.36	6.61
Class C	-4.89	1,000.00	951.10	2.10	10.19
Class I	-4.36	1,000.00	956.40	1.04	5.06
Class Y	-4.52	1,000.00	954.80	1.36	6.61

(1)  For the six-months ended April 30, 2016.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Funds | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six-months ended April 30, 2016.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semi-Annual Report | April 30, 2016

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid during the Period(2)
First Eagle Global Fund Consolidated
Class A	5.00%	$1,000.00	$1,019.24	1.13%	$5.67
Class C	5.00	1,000.00	1,015.56	1.87	9.37
Class I	5.00	1,000.00	1,020.64	0.85	4.27
First Eagle Overseas Fund Consolidated
Class A	5.00	1,000.00	1,019.00	1.18	5.92
Class C	5.00	1,000.00	1,015.42	1.90	9.52
Class I	5.00	1,000.00	1,020.44	0.89	4.47
First Eagle U.S. Value Fund Consolidated
Class A	5.00	1,000.00	1,019.10	1.16	5.82
Class C	5.00	1,000.00	1,015.37	1.91	9.57
Class I	5.00	1,000.00	1,020.49	0.88	4.42
First Eagle Gold Fund Consolidated
Class A	5.00	1,000.00	1,018.15	1.35	6.77
Class C	5.00	1,000.00	1,014.22	2.14	10.72
Class I	5.00	1,000.00	1,019.64	1.05	5.27
First Eagle Global Income Builder Fund
Class A	5.00	1,000.00	1,018.90	1.20	6.02
Class C	5.00	1,000.00	1,015.12	1.96	9.82
Class I	5.00	1,000.00	1,020.24	0.93	4.67
First Eagle High Yield Fund
Class A	5.00	1,000.00	1,019.00	1.18	5.92
Class C	5.00	1,000.00	1,015.37	1.91	9.57
Class I	5.00	1,000.00	1,020.49	0.88	4.42
First Eagle Fund of America
Class A	5.00	1,000.00	1,018.10	1.36	6.82
Class C	5.00	1,000.00	1,014.42	2.10	10.52
Class I	5.00	1,000.00	1,019.69	1.04	5.22
Class Y	5.00	1,000.00	1,018.10	1.36	6.82

(1)  For the six-months ended April 30, 2016.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

First Eagle Funds | Semi-Annual Report | April 30, 2016

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

John P. Arnhold

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

Suzan J. Afifi

Secretary & Vice President

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue
Kansas City, MO 64105

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2016

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.                                 Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.                                 Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.                                 Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.                                 Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.                                 Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.                                 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.                                 Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.                                 Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.                          Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.                          Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                          Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, President

Date: July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer

Date:  July 6, 2016

By (Signature and Title)*	/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer

Date:  July 6, 2016

*                            Print the name and title of each signing officer under his or her signature.